John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Communication services – 14.3%
Entertainment – 4.5%
Netflix, Inc. (A)	88,005	$56,465,768
The Walt Disney Company	190,867	19,832,990
		76,298,758
Interactive media and services – 8.6%
Alphabet, Inc., Class A (A)	180,111	31,069,148
Alphabet, Inc., Class C (A)	178,412	31,036,552
Meta Platforms, Inc., Class A	179,366	83,733,430
		145,839,130
Media – 1.2%
The Trade Desk, Inc., Class A (A)	223,222	20,710,537
		242,848,425
Consumer discretionary – 18.3%
Automobiles – 1.8%
Tesla, Inc. (A)	169,668	30,214,477
Broadline retail – 9.5%
Amazon.com, Inc. (A)	756,903	133,547,965
MercadoLibre, Inc. (A)	16,271	28,076,912
		161,624,877
Hotels, restaurants and leisure – 2.7%
Airbnb, Inc., Class A (A)	156,878	22,736,329
Chipotle Mexican Grill, Inc. (A)	4,550	14,239,316
Marriott International, Inc., Class A	40,887	9,451,848
		46,427,493
Specialty retail – 2.7%
O'Reilly Automotive, Inc. (A)	18,083	17,418,631
The Home Depot, Inc.	35,953	12,039,581
The TJX Companies, Inc.	154,419	15,920,599
		45,378,811
Textiles, apparel and luxury goods – 1.6%
LVMH Moet Hennessy Louis Vuitton SE	19,095	15,271,096
NIKE, Inc., Class B	121,283	11,527,949
		26,799,045
		310,444,703
Consumer staples – 2.8%
Consumer staples distribution and retail – 1.9%
Costco Wholesale Corp.	41,279	33,431,449
Personal care products – 0.9%
L'Oreal SA	30,809	15,207,326
		48,638,775
Financials – 8.2%
Banks – 0.4%
NU Holdings, Ltd., Class A (A)	563,556	6,695,045
Capital markets – 2.0%
Moody's Corp.	42,760	16,975,292
The Goldman Sachs Group, Inc.	36,991	16,887,131
		33,862,423
Financial services – 5.1%
Mastercard, Inc., Class A	92,874	41,521,179
Visa, Inc., Class A	164,946	44,941,187
		86,462,366
Insurance – 0.7%
The Progressive Corp.	59,849	12,638,912
		139,658,746
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 10.6%
Biotechnology – 1.6%
Vertex Pharmaceuticals, Inc. (A)	59,763	$27,212,484
Health care equipment and supplies – 1.3%
Intuitive Surgical, Inc. (A)	54,518	21,922,778
Pharmaceuticals – 7.7%
AstraZeneca PLC, ADR	253,332	19,764,963
Eli Lilly & Company	85,893	70,461,464
Novo Nordisk A/S, ADR	301,097	40,732,402
		130,958,829
		180,094,091
Industrials – 3.4%
Aerospace and defense – 1.2%
General Electric Company	52,717	8,705,685
The Boeing Company (A)	65,630	11,656,544
		20,362,229
Electrical equipment – 1.0%
Eaton Corp. PLC	52,022	17,315,523
Ground transportation – 1.2%
Uber Technologies, Inc. (A)	317,355	20,488,439
		58,166,191
Information technology – 41.4%
Electronic equipment, instruments and components – 0.6%
Keysight Technologies, Inc. (A)	69,001	9,555,258
IT services – 1.5%
MongoDB, Inc. (A)	50,560	11,935,194
Snowflake, Inc., Class A (A)	104,732	14,262,404
		26,197,598
Semiconductors and semiconductor equipment – 19.3%
Advanced Micro Devices, Inc. (A)	348,594	58,180,339
Analog Devices, Inc.	60,913	14,283,489
ASML Holding NV, NYRS	27,307	26,224,277
Broadcom, Inc.	52,008	69,095,228
NVIDIA Corp.	145,773	159,815,315
		327,598,648
Software – 14.9%
Adobe, Inc. (A)	30,854	13,722,625
Cadence Design Systems, Inc. (A)	77,185	22,098,837
Crowdstrike Holdings, Inc., Class A (A)	61,834	19,395,471
Datadog, Inc., Class A (A)	85,857	9,459,724
HubSpot, Inc. (A)	19,505	11,918,530
Microsoft Corp.	327,220	135,838,839
Palo Alto Networks, Inc. (A)	28,527	8,412,898
Salesforce, Inc.	40,148	9,412,297
ServiceNow, Inc. (A)	36,014	23,658,677
		253,917,898
Technology hardware, storage and peripherals – 5.1%
Apple, Inc.	450,332	86,576,327
		703,845,729
TOTAL COMMON STOCKS (Cost $699,076,979)		$1,683,696,660
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2383% (B)	11,302,586	11,302,586
TOTAL SHORT-TERM INVESTMENTS (Cost $11,302,586)		$11,302,586
Total Investments (Capital Appreciation Fund) (Cost $710,379,565) – 99.7%		$1,694,999,246
Other assets and liabilities, net – 0.3%		4,828,899
TOTAL NET ASSETS – 100.0%		$1,699,828,145

1

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-24.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 63.3%
Communication services – 3.8%
Interactive media and services – 3.8%
Alphabet, Inc., Class A (A)(B)	183,914	$31,725,165
Meta Platforms, Inc., Class A	29,935	13,974,556
		45,699,721
Consumer discretionary – 4.0%
Broadline retail – 2.5%
Amazon.com, Inc. (A)(B)	169,351	29,880,290
Hotels, restaurants and leisure – 1.5%
Hilton Worldwide Holdings, Inc.	27,694	5,555,416
McDonald's Corp. (A)	13,900	3,598,571
Yum! Brands, Inc. (A)	61,900	8,506,917
		17,660,904
		47,541,194
Energy – 2.9%
Oil, gas and consumable fuels – 2.9%
Canadian Natural Resources, Ltd.	315,349	24,228,264
Chesapeake Energy Corp. (C)	115,185	10,473,772
		34,702,036
Financials – 5.9%
Banks – 0.0%
The PNC Financial Services Group, Inc.	2,513	395,521
Capital markets – 2.8%
CME Group, Inc.	14,400	2,922,912
Intercontinental Exchange, Inc.	107,194	14,353,277
KKR & Company, Inc.	67,493	6,940,980
Morgan Stanley	43,800	4,285,392
The Goldman Sachs Group, Inc.	9,051	4,131,963
		32,634,524
Financial services – 2.0%
Mastercard, Inc., Class A	27,451	12,272,519
Visa, Inc., Class A (A)	39,873	10,863,798
		23,136,317
Insurance – 1.1%
Arthur J. Gallagher & Company	9,400	2,381,302
Marsh & McLennan Companies, Inc.	52,887	10,978,283
		13,359,585
		69,525,947
Health care – 12.9%
Biotechnology – 1.8%
AbbVie, Inc.	60,199	9,706,487
Argenx SE, ADR (B)	8,500	3,153,670
Biogen, Inc. (B)	38,098	8,569,764
		21,429,921
Health care equipment and supplies – 2.5%
Becton, Dickinson and Company	96,948	22,489,028
GE HealthCare Technologies, Inc.	100,777	7,860,606
		30,349,634
Health care providers and services – 2.9%
Humana, Inc.	11,900	4,261,628
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	61,637	$30,533,121
		34,794,749
Life sciences tools and services – 4.8%
Avantor, Inc. (B)	83,652	2,014,340
Danaher Corp.	79,991	20,541,689
Revvity, Inc.	227,782	24,887,461
Thermo Fisher Scientific, Inc.	16,826	9,556,831
		57,000,321
Pharmaceuticals – 0.9%
Eli Lilly & Company	12,555	10,299,369
		153,873,994
Industrials – 8.3%
Aerospace and defense – 1.8%
Northrop Grumman Corp.	5,400	2,434,158
RTX Corp.	133,034	14,342,396
The Boeing Company (B)	24,363	4,327,112
		21,103,666
Commercial services and supplies – 3.6%
Republic Services, Inc.	11,311	2,094,684
Veralto Corp. (A)	187,040	18,438,403
Waste Connections, Inc.	137,080	22,524,986
		43,058,073
Electrical equipment – 0.3%
AMETEK, Inc.	22,643	3,839,800
Machinery – 2.6%
Fortive Corp. (A)	299,634	22,304,755
Ingersoll Rand, Inc.	83,662	7,784,749
		30,089,504
		98,091,043
Information technology – 18.0%
Electronic equipment, instruments and components – 1.0%
Teledyne Technologies, Inc. (B)	30,006	11,910,882
Semiconductors and semiconductor equipment – 3.4%
Advanced Micro Devices, Inc. (B)	43,200	7,210,080
Broadcom, Inc.	7,500	9,964,125
NVIDIA Corp.	20,488	22,461,609
NXP Semiconductors NV	2,902	789,634
		40,425,448
Software – 11.8%
Aurora Innovation, Inc. (B)(C)	1,785,978	4,268,487
Intuit, Inc.	34,998	20,174,247
Microsoft Corp. (A)	150,036	62,284,441
PTC, Inc. (B)	95,762	16,877,095
Roper Technologies, Inc.	38,762	20,650,843
Salesforce, Inc.	71,638	16,794,813
		141,049,926
Technology hardware, storage and peripherals – 1.8%
Apple, Inc. (A)	110,248	21,195,178
		214,581,434
Materials – 1.7%
Chemicals – 1.0%
Linde PLC	27,706	12,066,517
Construction materials – 0.7%
Martin Marietta Materials, Inc.	14,900	8,523,992
		20,590,509
Real estate – 0.3%
Specialized REITs – 0.3%
SBA Communications Corp.	15,146	2,978,915

2

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 5.5%
Electric utilities – 1.1%
Exelon Corp.	352,946	$13,253,122
Multi-utilities – 3.9%
Ameren Corp.	164,070	12,037,816
CenterPoint Energy, Inc.	485,477	14,811,903
CMS Energy Corp.	40,125	2,525,066
DTE Energy Company	81,048	9,444,523
NiSource, Inc.	166,824	4,847,905
WEC Energy Group, Inc.	29,613	2,399,541
		46,066,754
Water utilities – 0.5%
Essential Utilities, Inc.	170,131	6,419,043
		65,738,919
TOTAL COMMON STOCKS (Cost $601,815,855)		$753,323,712
PREFERRED SECURITIES – 0.2%
Utilities – 0.2%
Electric utilities – 0.0%
SCE Trust IV, 5.375% (5.375% to 9-15-25, then 3 month CME Term SOFR + 3.394%)	17,576	424,812
Multi-utilities – 0.2%
CMS Energy Corp., 5.875%	49,789	1,223,814
CMS Energy Corp., 5.875%	27,179	663,983
		1,887,797
		2,312,609
TOTAL PREFERRED SECURITIES (Cost $2,363,600)		$2,312,609
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 11.0%
U.S. Government – 11.0%
U.S. Treasury Notes
3.875%, 08/15/2033	$21,527,900	20,515,416
4.000%, 02/15/2034	43,789,900	42,099,884
4.375%, 05/15/2034	24,367,700	24,150,675
4.500%, 11/15/2033	44,072,200	44,079,086
		130,845,061
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $131,506,668)		$130,845,061
CORPORATE BONDS - 10.8%
Communication services - 1.0%
CCO Holdings LLC
5.000%, 02/01/2028 (D)	5,270,000	4,865,834
5.125%, 05/01/2027 (D)	5,736,000	5,482,179
5.500%, 05/01/2026 (D)	419,000	413,802
Lamar Media Corp.
3.625%, 01/15/2031	120,000	103,832
3.750%, 02/15/2028	754,000	702,874
4.875%, 01/15/2029	137,000	130,495
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (D)	90,000	89,367
		11,788,383
Consumer discretionary - 2.6%
Cedar Fair LP
5.250%, 07/15/2029	1,000,000	942,016
5.375%, 04/15/2027	1,913,000	1,878,472
6.500%, 10/01/2028	1,167,000	1,164,859
Clarios Global LP
6.250%, 05/15/2026 (D)	689,000	688,408
6.750%, 05/15/2025 (D)	539,000	538,963
8.500%, 05/15/2027 (D)	1,465,000	1,474,388
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	$1,736,000	$1,472,292
3.750%, 05/01/2029 (D)	1,545,000	1,400,014
4.000%, 05/01/2031 (D)	2,107,000	1,861,992
4.875%, 01/15/2030	1,388,000	1,312,311
5.375%, 05/01/2025 (D)	782,000	778,051
5.750%, 05/01/2028 (D)	1,767,000	1,750,827
5.875%, 04/01/2029 (D)	804,000	797,074
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	514,000	500,495
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	2,065,000	2,003,222
Life Time, Inc. 5.750%, 01/15/2026 (D)	1,160,000	1,153,322
Marriott International, Inc. 3.125%, 06/15/2026	85,000	81,315
Service Corp. International
3.375%, 08/15/2030	669,000	573,534
4.625%, 12/15/2027	109,000	104,141
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (D)	1,863,000	1,826,651
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	669,000	669,887
Vail Resorts, Inc. 6.500%, 05/15/2032 (D)	658,000	662,306
Yum! Brands, Inc.
3.625%, 03/15/2031	1,263,000	1,099,709
4.625%, 01/31/2032	2,575,000	2,345,500
4.750%, 01/15/2030 (D)	1,138,000	1,072,882
5.350%, 11/01/2043	1,025,000	963,602
5.375%, 04/01/2032	1,259,000	1,199,073
6.875%, 11/15/2037	511,000	551,491
		30,866,797
Energy - 0.0%
Pioneer Natural Resources Company
1.125%, 01/15/2026	100,000	93,554
2.150%, 01/15/2031	250,000	209,849
5.100%, 03/29/2026	205,000	204,364
		507,767
Financials - 3.2%
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	375,000	350,676
5.875%, 11/01/2029 (D)	609,000	566,497
6.750%, 10/15/2027 to 04/15/2028 (D)	3,856,000	3,830,816
7.000%, 01/15/2031 (D)	3,372,000	3,380,814
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	570,000	523,940
AssuredPartners, Inc. 7.500%, 02/15/2032 (D)	339,000	336,994
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (D)	1,386,000	1,269,095
HUB International, Ltd.
5.625%, 12/01/2029 (D)	908,000	842,437
7.250%, 06/15/2030 (D)	10,311,000	10,476,275
7.375%, 01/31/2032 (D)	6,844,000	6,868,293
Intercontinental Exchange, Inc. 4.000%, 09/15/2027	167,000	161,076
MSCI, Inc.
3.250%, 08/15/2033 (D)	1,131,000	929,023
3.625%, 09/01/2030 to 11/01/2031 (D)	1,930,000	1,691,104
3.875%, 02/15/2031 (D)	1,234,000	1,101,916
4.000%, 11/15/2029 (D)	1,552,000	1,427,635

3

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Panther Escrow Issuer LLC 7.125%, 06/01/2031 (D)	$1,552,000	$1,564,915
Ryan Specialty LLC 4.375%, 02/01/2030 (D)	306,000	282,313
USI, Inc. 7.500%, 01/15/2032 (D)	2,691,000	2,701,054
		38,304,873
Health care - 1.3%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	1,021,000	915,066
4.625%, 07/15/2028 (D)	3,658,000	3,442,234
Becton, Dickinson and Company 3.700%, 06/06/2027	418,000	400,222
Biogen, Inc.
3.150%, 05/01/2050	1,863,000	1,203,193
5.200%, 09/15/2045	506,000	462,869
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (D)	515,000	465,844
4.000%, 03/15/2031 (D)	899,000	790,219
4.250%, 05/01/2028 (D)	739,000	693,207
GE HealthCare Technologies, Inc. 5.650%, 11/15/2027	303,000	306,624
Heartland Dental LLC 10.500%, 04/30/2028 (D)	1,169,000	1,243,874
Hologic, Inc. 3.250%, 02/15/2029 (D)	609,000	543,738
IQVIA, Inc.
5.000%, 05/15/2027 (D)	937,000	910,207
5.700%, 05/15/2028	1,562,000	1,568,578
6.500%, 05/15/2030 (D)	628,000	634,220
Medline Borrower LP 6.250%, 04/01/2029 (D)	670,000	670,135
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (D)	436,000	412,068
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (D)	468,000	471,512
Teleflex, Inc.
4.250%, 06/01/2028 (D)	145,000	135,489
4.625%, 11/15/2027	501,000	479,669
		15,748,968
Industrials - 1.8%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (D)	754,000	707,166
4.000%, 07/01/2029 (D)	521,000	485,260
5.950%, 08/04/2033	363,000	372,612
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	1,475,148	1,436,590
GFL Environmental, Inc.
4.000%, 08/01/2028 (D)	634,000	579,729
4.375%, 08/15/2029 (D)	520,000	474,538
4.750%, 06/15/2029 (D)	1,422,000	1,323,572
6.750%, 01/15/2031 (D)	337,000	343,746
Howmet Aerospace, Inc.
3.000%, 01/15/2029	817,000	736,601
5.900%, 02/01/2027	537,000	542,701
Korn Ferry 4.625%, 12/15/2027 (D)	951,000	903,721
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	1,584,231	1,585,747
Sensata Technologies BV
4.000%, 04/15/2029 (D)	1,016,000	922,949
5.000%, 10/01/2025 (D)	700,000	705,094
5.875%, 09/01/2030 (D)	427,000	415,045
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Sensata Technologies, Inc.
3.750%, 02/15/2031 (D)	$796,000	$686,778
4.375%, 02/15/2030 (D)	322,000	293,722
6.625%, 07/15/2032 (D)	200,000	200,657
TransDigm, Inc.
5.500%, 11/15/2027	1,721,000	1,680,161
6.375%, 03/01/2029 (D)	3,386,000	3,378,654
6.625%, 03/01/2032 (D)	2,653,000	2,660,863
7.125%, 12/01/2031 (D)	962,000	986,739
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	112,033	110,698
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	226,429	220,481
		21,753,824
Information technology - 0.3%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (D)	264,000	246,840
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	299,000	273,820
4.875%, 07/01/2029 (D)	220,000	200,622
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	150,000	133,192
Gartner, Inc.
3.625%, 06/15/2029 (D)	940,000	849,444
3.750%, 10/01/2030 (D)	333,000	293,821
4.500%, 07/01/2028 (D)	483,000	459,933
PTC, Inc. 4.000%, 02/15/2028 (D)	549,000	511,762
UKG, Inc. 6.875%, 02/01/2031 (D)	662,000	666,197
		3,635,631
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	792,000	793,287
Real estate - 0.5%
American Tower Corp. 1.500%, 01/31/2028	119,000	103,747
SBA Communications Corp.
3.125%, 02/01/2029	2,059,000	1,811,538
3.875%, 02/15/2027	2,050,000	1,940,351
SBA Tower Trust 6.599%, 01/15/2028 (D)	68,000	69,423
VICI Properties LP
3.750%, 02/15/2027 (D)	254,000	240,486
4.125%, 08/15/2030 (D)	309,000	278,429
5.750%, 02/01/2027 (D)	294,000	293,467
5.750%, 04/01/2034	738,000	725,861
		5,463,302
TOTAL CORPORATE BONDS (Cost $128,967,680)		$128,862,832
TERM LOANS (E) – 10.7%
Communication services – 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month CME Term SOFR + 1.750%) 7.052%, 02/01/2027	1,177,926	1,176,654
Consumer discretionary – 0.8%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B3 (1 month CME Term SOFR + 1.750%) 7.175%, 06/21/2028	3,875,965	3,885,112

4

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Consumer discretionary (continued)
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 8.179%, 12/15/2027	$4,281,990	4,296,891
New Red Finance, Inc., 2023 Term Loan B5 (1 month CME Term SOFR + 2.250%) 7.578%, 09/20/2030	1,954,670	1,955,413
		10,137,416
Financials – 4.3%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6 (1 month CME Term SOFR + 3.500%) 8.820%, 11/06/2030	6,114,373	6,137,057
AmWINS Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.250%) 7.694%, 02/19/2028	1,464,855	1,467,579
AmWINS Group, Inc., 2024 Fungible Term Loan B (1 month CME Term SOFR + 2.250%) 7.694%, 02/19/2028	65,300	65,545
AssuredPartners, Inc., 2024 Incremental Term Loan B5 (1 month CME Term SOFR + 3.500%) 8.829%, 02/14/2031	4,410,998	4,443,728
BroadStreet Partners, Inc., 2020 Term Loan B (3 month CME Term SOFR + 3.000%) 8.444%, 01/27/2027	1,363,845	1,367,827
BroadStreet Partners, Inc., 2023 Term Loan B3 (1 month CME Term SOFR + 3.750%) 9.079%, 01/27/2029	2,631,032	2,635,978
BroadStreet Partners, Inc., 2024 Term Loan B4 TBD 05/09/2031 (F)	964,500	968,551
HUB International, Ltd., 2024 Term Loan B (3 month CME Term SOFR + 3.250%) 8.575%, 06/20/2030	17,428,320	17,538,641
Ryan Specialty LLC, Term Loan (1 month CME Term SOFR + 2.750%) 8.079%, 09/01/2027	994,968	1,000,192
Truist Insurance Holdings LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%) 8.586%, 05/06/2031	2,170,395	2,183,179
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%) 10.086%, 03/08/2032	4,122,231	4,206,407
USI, Inc., 2023 Acquisition Term Loan (3 month CME Term SOFR + 3.250%) 8.552%, 09/27/2030	5,479,584	5,487,420
USI, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.000%) 8.302%, 11/22/2029	4,265,782	4,271,711
		51,773,815
Health care – 1.4%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month CME Term SOFR + 3.750%) 9.194%, 12/23/2027	2,397,554	2,332,820
ADMI Corp., 2021 Term Loan B2 (1 month CME Term SOFR + 3.375%) 8.819%, 12/23/2027	1,569,485	1,525,147
ADMI Corp., 2023 Term Loan B5 (1 month CME Term SOFR + 5.750%) 11.079%, 12/23/2027	367,440	368,205
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%) 8.579%, 02/15/2029	4,335,633	4,323,580
Avantor Funding, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.000%) 7.429%, 11/08/2027	92,235	92,657
Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Health care (continued)
Heartland Dental LLC, 2023 Term Loan B (1 month CME Term SOFR + 5.000%) 10.321%, 04/28/2028		$2,787,805	2,796,866
Loire Finco Luxembourg Sarl, 2021 USD Term Loan B2 (1 month CME Term SOFR + 3.750%) 9.179%, 04/21/2027		713,699	702,401
Loire Finco Luxembourg Sarl, USD Term Loan B (1 month CME Term SOFR + 3.500%) 8.929%, 04/21/2027		3,854,865	3,787,405
Medline Borrower LP, 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 8.079%, 10/23/2028		670,110	674,298
			16,603,379
Industrials – 1.4%
Filtration Group Corp., 2021 Incremental Term Loan (1 month CME Term SOFR + 3.500%) 8.930%, 10/21/2028		1,167,795	1,173,272
Filtration Group Corp., 2023 EUR Term Loan (1 month EURIBOR + 4.250%) 8.000%, 10/21/2028	EUR	2,012,211	2,182,431
Filtration Group Corp., 2023 USD Term Loan (1 month CME Term SOFR + 4.250%) 9.680%, 10/21/2028		$3,061,690	3,073,569
Filtration Group Corp., 2024 Fungible Term Loan B (1 month CME Term SOFR + 3.500%) 8.930%, 10/21/2028		781,200	780,224
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%) 10.733%, 06/21/2027		4,400,765	4,498,770
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month CME Term SOFR + 3.750%) 9.075%, 10/20/2027		1,646,114	1,693,621
Trans Union LLC, 2019 Term Loan B5 (1 month CME Term SOFR + 1.750%) 7.179%, 11/16/2026		1,582,434	1,584,017
Trans Union LLC, 2024 Term Loan B7 (1 month CME Term SOFR + 2.000%) 7.329%, 12/01/2028		139,022	139,449
TransDigm, Inc., 2024 Term Loan I (3 month CME Term SOFR + 2.750%) 8.059%, 08/24/2028		176,500	177,255
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 8.059%, 03/22/2030		1,194,388	1,199,321
			16,501,929
Information technology – 2.5%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 3.500%) 8.809%, 02/24/2031		10,058,518	10,139,389
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%) 10.559%, 02/23/2032		1,422,401	1,472,626
Azalea TopCo, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 8.829%, 04/30/2031		2,301,000	2,308,202
Ellucian Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 8.929%, 10/09/2029		3,416,208	3,434,519
Epicor Software Corp., 2024 Delayed Draw Term Loan TBD 05/23/2031 (F)		1,334,472	1,340,144
Quartz Acquireco LLC, Term Loan B (3 month CME Term SOFR + 3.500%) 8.809%, 06/28/2030		398,174	399,667

5

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Information technology (continued)
Severin Acquisition LLC, 2018 Term Loan B (3 month CME Term SOFR + 3.000%) 8.330%, 08/01/2027	$471,077	472,255
Storable, Inc., Term Loan B (1 and 3 month CME Term SOFR + 3.500%) 8.782%, 04/17/2028	1,385,779	1,388,551
UKG, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 8.820%, 02/10/2031	8,337,809	8,397,175
		29,352,528
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%) 7.330%, 01/25/2031	2,295,797	2,304,567
TOTAL TERM LOANS (Cost $127,185,127)		$127,850,288
SHORT-TERM INVESTMENTS – 5.5%
Short-term funds – 5.5%
John Hancock Collateral Trust, 5.2280% (G)(H)	1,290,593	$12,901,669
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2383% (G)	7,479,978	7,479,978
T. Rowe Price Government Reserve Fund, 5.3584% (G)	44,640,485	44,640,485
TOTAL SHORT-TERM INVESTMENTS (Cost $65,022,215)		$65,022,132
Total Investments (Capital Appreciation Value Fund) (Cost $1,056,861,145) – 101.5%		$1,208,216,634
Other assets and liabilities, net – (1.5%)		(17,657,654)
TOTAL NET ASSETS – 100.0%		$1,190,558,980
Capital Appreciation Value Fund (continued)
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $12,605,590.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	The rate shown is the annualized seven-day yield as of 5-31-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	AbbVie, Inc.	USD	160.00	Jan 2025	103	10,300	$124,326	$(124,075)
CITI	AbbVie, Inc.	USD	165.00	Jan 2025	104	10,400	104,728	(98,585)
JPM	AbbVie, Inc.	USD	165.00	Jan 2025	26	2,600	18,648	(24,646)
JPM	AbbVie, Inc.	USD	170.00	Jan 2025	27	2,700	14,794	(19,728)
CITI	AbbVie, Inc.	USD	175.00	Jan 2025	130	13,000	87,360	(71,738)
WFB	Alphabet, Inc., Class A	USD	180.00	Jan 2025	72	7,200	84,488	(101,413)
JPM	Apple, Inc.	USD	200.00	Jan 2025	79	7,900	92,588	(98,487)
JPM	Apple, Inc.	USD	215.00	Jan 2025	79	7,900	47,163	(52,231)
JPM	Arthur J. Gallagher & Company	USD	250.00	Nov 2024	35	3,500	31,570	(61,681)
JPM	Arthur J. Gallagher & Company	USD	250.00	Nov 2024	33	3,300	33,891	(58,157)
JPM	CME Group, Inc.	USD	230.00	Jan 2025	30	3,000	14,714	(12,718)
JPM	CME Group, Inc.	USD	240.00	Jan 2025	30	3,000	5,394	(7,630)
UBS	Danaher Corp.	USD	300.00	Jan 2025	48	4,800	50,895	(29,161)
JPM	Exelon Corp.	USD	47.00	Jun 2024	16	1,600	2,144	—
UBS	GE HealthCare Technologies, Inc.	USD	85.00	Jan 2025	20	2,000	9,879	(9,477)
UBS	GE HealthCare Technologies, Inc.	USD	90.00	Jan 2025	20	2,000	6,385	(6,376)
BARC	Hilton Worldwide Holdings, Inc.	USD	220.00	Jan 2025	19	1,900	15,631	(18,086)
BARC	Hilton Worldwide Holdings, Inc.	USD	230.00	Jan 2025	19	1,900	10,146	(12,155)
BOA	Ingersoll Rand, Inc.	USD	100.00	Dec 2024	53	5,300	26,892	(26,653)
BOA	Ingersoll Rand, Inc.	USD	105.00	Dec 2024	53	5,300	17,999	(18,170)
CITI	Intercontinental Exchange, Inc.	USD	125.00	Jan 2025	54	5,400	33,532	(84,980)
CITI	Intercontinental Exchange, Inc.	USD	125.00	Jan 2025	40	4,000	29,795	(62,948)
CITI	Intercontinental Exchange, Inc.	USD	130.00	Jan 2025	54	5,400	23,821	(66,428)
6

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Intercontinental Exchange, Inc.	USD	130.00	Jan 2025	40	4,000	$21,433	$(49,206)
BOA	Intercontinental Exchange, Inc.	USD	140.00	Jan 2025	34	3,400	19,720	(23,166)
BOA	Intercontinental Exchange, Inc.	USD	140.00	Jan 2025	36	3,600	20,232	(24,529)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	34	3,400	13,906	(16,427)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	37	3,700	14,615	(17,877)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	40	4,000	17,516	(19,326)
BOA	Intercontinental Exchange, Inc.	USD	155.00	Jan 2025	40	4,000	6,926	(9,005)
CITI	KKR & Company, Inc.	USD	115.00	Jan 2025	52	5,200	39,276	(36,019)
CITI	KKR & Company, Inc.	USD	120.00	Jan 2025	52	5,200	30,346	(27,973)
CITI	KKR & Company, Inc.	USD	120.00	Jan 2026	20	2,000	26,356	(26,864)
CITI	KKR & Company, Inc.	USD	125.00	Jan 2026	20	2,000	22,460	(23,484)
CITI	KKR & Company, Inc.	USD	130.00	Jan 2026	20	2,000	19,834	(20,453)
WFB	Linde PLC	USD	440.00	Jan 2025	12	1,200	22,172	(33,845)
WFB	Linde PLC	USD	440.00	Jan 2025	10	1,000	18,400	(28,204)
WFB	Linde PLC	USD	450.00	Jan 2025	10	1,000	14,822	(23,105)
WFB	Linde PLC	USD	450.00	Jan 2025	12	1,200	17,868	(27,726)
WFB	Linde PLC	USD	460.00	Jan 2025	14	1,400	28,858	(26,165)
WFB	Linde PLC	USD	460.00	Jan 2025	15	1,500	39,132	(28,034)
WFB	Linde PLC	USD	460.00	Jan 2025	14	1,400	21,279	(26,165)
WFB	Linde PLC	USD	480.00	Jan 2025	14	1,400	19,953	(16,556)
WFB	Linde PLC	USD	480.00	Jan 2025	15	1,500	27,437	(17,739)
WFB	Linde PLC	USD	485.00	Jan 2025	14	1,400	10,721	(14,681)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Jul 2024	30	3,000	23,768	(11,751)
GSI	Marsh & McLennan Companies, Inc.	USD	220.00	Jul 2024	30	3,000	12,117	(2,447)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Dec 2024	61	6,100	48,983	(68,180)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Dec 2024	63	6,300	54,621	(70,415)
JPM	Mastercard, Inc., Class A	USD	480.00	Jan 2025	18	1,800	43,326	(32,629)
JPM	Mastercard, Inc., Class A	USD	490.00	Jan 2025	19	1,900	38,513	(27,586)
JPM	Mastercard, Inc., Class A	USD	500.00	Jan 2025	18	1,800	30,276	(20,679)
UBS	McDonald's Corp.	USD	320.00	Jan 2025	23	2,300	32,016	(2,476)
UBS	McDonald's Corp.	USD	320.00	Jan 2025	23	2,300	27,186	(2,476)
UBS	McDonald's Corp.	USD	325.00	Jan 2025	23	2,300	27,186	(1,924)
UBS	McDonald's Corp.	USD	325.00	Jan 2025	23	2,300	22,931	(1,924)
UBS	McDonald's Corp.	USD	330.00	Jan 2025	24	2,400	23,928	(1,563)
UBS	McDonald's Corp.	USD	330.00	Jan 2025	23	2,300	19,481	(1,498)
WFB	Morgan Stanley	USD	105.00	Jan 2025	66	6,600	36,504	(34,335)
WFB	Morgan Stanley	USD	110.00	Jan 2025	66	6,600	25,172	(23,791)
BARC	Northrop Grumman Corp.	USD	490.00	Jan 2025	54	5,400	124,686	(87,383)
WFB	NXP Semiconductors NV	USD	220.00	Jun 2024	11	1,100	20,519	(57,736)
WFB	Republic Services, Inc.	USD	170.00	Jul 2024	14	1,400	7,001	(22,842)
WFB	Republic Services, Inc.	USD	175.00	Jul 2024	14	1,400	4,487	(16,429)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	8	800	19,174	(11,874)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	6	600	14,961	(8,906)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	13	1,300	37,285	(19,295)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	8	800	13,840	(7,772)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	6	600	10,854	(5,829)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	13	1,300	26,122	(12,629)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	4	400	9,119	(3,886)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	7	700	16,366	(6,800)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	4	400	5,095	(2,458)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	7	700	9,246	(4,301)
CITI	Roper Technologies, Inc.	USD	640.00	Dec 2024	4	400	3,207	(1,505)
CITI	Roper Technologies, Inc.	USD	640.00	Dec 2024	7	700	5,874	(2,634)
GSI	RTX Corp.	USD	115.00	Jan 2025	52	5,200	16,993	(24,185)
GSI	RTX Corp.	USD	120.00	Jan 2025	52	5,200	10,196	(15,868)
GSI	Salesforce, Inc.	USD	230.00	Jun 2024	8	800	19,198	(7,298)
GSI	Salesforce, Inc.	USD	240.00	Jun 2024	8	800	15,965	(3,328)
GSI	Teledyne Technologies, Inc.	USD	430.00	Dec 2024	1	100	1,192	(1,557)
GSI	Teledyne Technologies, Inc.	USD	450.00	Dec 2024	1	100	558	(1,042)
BARC	The Goldman Sachs Group, Inc.	USD	485.00	Jan 2025	20	2,000	51,638	(52,302)
BARC	The Goldman Sachs Group, Inc.	USD	515.00	Jan 2025	20	2,000	30,849	(32,166)
JPM	Thermo Fisher Scientific, Inc.	USD	650.00	Jan 2025	21	2,100	75,906	(34,066)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2025	46	4,600	195,940	(51,696)
JPM	UnitedHealth Group, Inc.	USD	600.00	Jan 2025	58	5,800	184,720	(45,508)
7

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
UBS	Veralto Corp.	USD	110.00	Jan 2025	36	3,600	$17,097	$(14,792)
UBS	Veralto Corp.	USD	115.00	Jan 2025	36	3,600	12,150	(10,119)
GSI	Visa, Inc., Class A	USD	250.00	Jun 2024	4	400	5,788	(9,416)
GSI	Visa, Inc., Class A	USD	260.00	Jun 2024	4	400	4,268	(5,622)
GSI	Visa, Inc., Class A	USD	305.00	Jan 2025	29	2,900	32,248	(18,235)
GSI	Visa, Inc., Class A	USD	310.00	Jan 2025	29	2,900	27,898	(14,647)
GSI	Visa, Inc., Class A	USD	315.00	Jan 2025	30	3,000	24,660	(12,061)
CITI	Waste Connections, Inc.	USD	175.00	Dec 2024	18	1,800	6,928	(8,876)
CITI	Waste Connections, Inc.	USD	180.00	Dec 2024	18	1,800	4,060	(6,018)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	18	1,800	10,666	(14,469)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	7	700	3,992	(5,627)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	10	1,000	5,352	(8,038)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	26	2,600	15,720	(20,899)
JPM	Yum! Brands, Inc.	USD	145.00	Jan 2025	67	6,700	39,787	(37,528)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	54	5,400	24,271	(30,246)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	38	3,800	19,855	(21,284)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	17	1,700	9,215	(9,522)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	18	1,800	6,952	(10,082)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	7	700	2,579	(3,921)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	10	1,000	3,404	(5,601)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	26	2,600	10,293	(14,563)
JPM	Yum! Brands, Inc.	USD	150.00	Jan 2025	67	6,700	27,032	(25,008)
JPM	Yum! Brands, Inc.	USD	150.00	Jan 2025	84	8,400	47,907	(31,354)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	54	5,400	16,955	(20,156)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	38	3,800	13,939	(14,184)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	17	1,700	6,495	(6,345)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	18	1,800	4,247	(6,719)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	7	700	1,558	(2,613)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	10	1,000	2,015	(3,733)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	26	2,600	6,322	(9,705)
							$3,170,697	$(2,848,424)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 51.4%
U.S. Government – 24.3%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$24,483,000	$14,693,244
1.375%, 11/15/2040	19,931,000	12,403,933
1.750%, 08/15/2041	50,944,000	33,227,030
1.875%, 02/15/2041	12,825,000	8,661,384
2.000%, 11/15/2041 to 02/15/2050	49,108,000	31,503,099
2.250%, 05/15/2041	17,256,000	12,335,344
2.375%, 02/15/2042 to 05/15/2051	24,233,000	16,928,767
2.875%, 05/15/2052	5,468,000	3,945,717
3.125%, 11/15/2041	2,286,000	1,860,143
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.625%, 02/15/2053	$623,000	$521,787
3.875%, 05/15/2043	6,281,000	5,605,793
4.250%, 02/15/2054	32,311,000	30,306,708
4.500%, 02/15/2044	9,370,000	9,093,292
4.625%, 05/15/2054	4,934,000	4,927,833
U.S. Treasury Notes
0.375%, 07/31/2027	13,419,000	11,752,109
0.500%, 08/31/2027	30,437,000	26,676,366
0.625%, 11/30/2027	4,060,000	3,542,509

8

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
0.750%, 04/30/2026	$2,012,000	$1,861,807
1.000%, 07/31/2028	3,655,000	3,166,715
1.125%, 10/31/2026 to 08/31/2028	30,270,000	27,024,260
1.250%, 04/30/2028 to 09/30/2028	38,781,000	34,152,334
1.375%, 10/31/2028	7,965,000	6,965,330
1.500%, 08/15/2026	3,854,000	3,589,489
1.875%, 02/28/2027	9,868,000	9,155,268
2.000%, 11/15/2026	8,142,000	7,627,400
2.375%, 03/31/2029	10,513,000	9,543,422
2.750%, 07/31/2027	3,251,000	3,070,671
3.250%, 06/30/2029	13,829,000	13,039,234
3.625%, 03/31/2030	3,661,000	3,495,540
3.875%, 12/31/2029	18,249,000	17,673,016
4.125%, 01/31/2025	1,068,000	1,059,969
4.375%, 05/15/2034	19,643,000	19,468,055
4.500%, 11/30/2024 to 05/31/2029	15,368,000	15,344,590
4.625%, 04/30/2029 to 04/30/2031	22,387,000	22,495,947
4.875%, 04/30/2026 to 05/31/2026	9,637,000	9,635,318
		436,353,423
U.S. Government Agency – 27.1%
Federal Home Loan Bank 1.250%, (1.250% to 9-30-24, 1.500% to 9-30-25, 1.750% to 9-30-26, 2.000% to 9-30-27, 2.250% to 9-30-28, 2.500% to 9-30-29, 3.000% to 3-30-30, 3.500% to 9-30-30, 4.000% to 3-30-31, then 4.500% thereafter), 09/30/2031	3,105,000	2,613,214
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	24,949,016	20,716,256
2.500%, 04/01/2042 to 03/01/2052	11,724,361	9,874,523
3.000%, 09/01/2033 to 08/01/2048	33,935,380	29,629,393
3.146%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (A)	900,708	887,906
3.553%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.633%), 02/01/2050 (A)	1,152,472	1,146,042
3.966%, (30 day Average SOFR + 2.140%), 08/01/2052 (A)	939,956	879,881
4.000%, 07/01/2049 to 03/01/2050	4,731,362	4,403,103
4.205%, (30 day Average SOFR + 2.305%), 05/01/2053 (A)	3,083,063	2,982,169
4.500%, 06/01/2039 to 07/01/2039	85,088	81,038
4.694%, 12/14/2029 (B)	2,068,000	1,598,049
5.128%, (30 day Average SOFR + 2.214%), 08/01/2053 (A)	688,002	679,542
5.180%, (30 day Average SOFR + 2.300%), 06/01/2053 (A)	600,183	593,874
5.846%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.638%), 03/01/2049 (A)	512,737	520,062
6.455%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.637%), 04/01/2048 (A)	1,262,000	1,280,166
Federal National Mortgage Association
1.500%, 07/01/2051	7,358,945	5,415,814
2.000%, 06/01/2040 to 03/01/2047	80,944,476	66,909,534
2.500%, 12/01/2040 to 03/01/2052	18,674,132	15,895,565
2.776%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	846,818	783,048
3.000%, 11/01/2039 to 02/01/2055	132,635,452	115,295,575
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.325%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.603%), 03/01/2050 (A)	$1,768,836	$1,767,713
3.500%, 05/01/2037 to 07/01/2050	32,944,896	29,795,437
3.953%, (30 day Average SOFR + 2.120%), 08/01/2052 (A)	397,808	373,586
4.000%, 01/01/2027 to 05/01/2049	16,820,359	15,960,902
4.103%, (30 day Average SOFR + 2.120%), 07/01/2052 (A)	1,348,359	1,273,687
4.115%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	1,538,765	1,492,953
4.140%, (30 day Average SOFR + 2.132%), 10/01/2052 (A)	4,183,474	4,059,351
4.215%, (30 day Average SOFR + 2.128%), 11/01/2052 (A)	1,204,032	1,169,796
4.356%, (30 day Average SOFR + 2.125%), 07/01/2052 (A)	1,730,651	1,679,317
4.500%, 06/01/2041 to 11/01/2048	3,871,049	3,722,437
4.614%, (30 day Average SOFR + 2.125%), 08/01/2052 (A)	1,969,562	1,925,808
4.628%, (30 day Average SOFR + 2.123%), 08/01/2052 (A)	1,536,027	1,480,738
4.648%, (30 day Average SOFR + 2.130%), 08/01/2052 (A)	1,611,363	1,577,123
4.753%, 11/15/2030 (B)	6,077,000	4,482,778
6.000%, TBA (C)	35,800,000	35,846,132
6.074%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.579%), 06/01/2045 (A)	640,106	652,777
6.418%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.582%), 01/01/2046 (A)	1,529,021	1,556,984
6.500%, TBA (C)	34,600,000	35,169,004
7.000%, 01/01/2054	7,109,981	7,352,255
7.500%, 01/01/2054	3,889,996	4,054,142
Government National Mortgage Association
2.500%, 12/20/2037 to 06/20/2038	4,273,136	3,856,401
3.000%, 06/20/2043 to 10/20/2050	14,007,810	12,177,521
3.500%, 01/20/2048	682,234	614,936
4.000%, 03/20/2048 to 04/20/2048	800,773	740,396
4.500%, 08/15/2047 to 02/20/2049	828,884	793,801
6.000%, 01/20/2053	6,198,251	6,301,117
6.500%, TBA (C)	22,700,000	23,024,453
		485,086,299
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $947,729,702)		$921,439,722
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)	2,310,000	2,291,686
Bermuda – 0.0%
Government of Bermuda 5.000%, 07/15/2032 (D)	693,000	662,716
Israel – 0.2%
State of Israel
3.875%, 07/03/2050	483,000	336,294
4.500%, 01/17/2033	1,491,000	1,338,119
5.500%, 03/12/2034	1,916,000	1,834,072
5.750%, 03/12/2054	209,000	188,840
		3,697,325

9

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico – 0.4%
Government of Mexico
2.659%, 05/24/2031	$1,112,000	$915,015
3.250%, 04/16/2030	504,000	441,713
3.500%, 02/12/2034	3,714,000	3,031,252
4.600%, 01/23/2046 to 02/10/2048	1,964,000	1,525,334
6.338%, 05/04/2053	375,000	357,465
		6,270,779
Panama – 0.0%
Republic of Panama
4.500%, 04/16/2050	460,000	303,676
6.853%, 03/28/2054	221,000	198,457
		502,133
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (D)	1,034,000	885,873
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,652,395)		$14,310,512
CORPORATE BONDS – 25.9%
Communication services – 1.6%
AT&T, Inc.
3.500%, 06/01/2041 to 09/15/2053	1,585,000	1,124,992
3.550%, 09/15/2055	962,000	645,951
3.650%, 09/15/2059	608,000	405,840
3.800%, 12/01/2057	1,750,000	1,218,331
5.400%, 02/15/2034	1,410,000	1,399,201
Charter Communications Operating LLC
3.500%, 06/01/2041 to 03/01/2042	1,966,000	1,309,581
3.900%, 06/01/2052	474,000	297,477
5.250%, 04/01/2053	818,000	645,038
5.500%, 04/01/2063	340,000	265,874
6.100%, 06/01/2029	3,103,000	3,106,390
6.150%, 11/10/2026	1,348,000	1,358,528
6.550%, 06/01/2034	1,724,000	1,727,510
Comcast Corp.
2.987%, 11/01/2063	727,000	424,426
4.049%, 11/01/2052	627,000	485,105
5.300%, 06/01/2034	2,660,000	2,657,921
5.350%, 11/15/2027 (E)	1,277,000	1,290,076
5.650%, 06/01/2054	1,329,000	1,318,293
Discovery Communications LLC 4.000%, 09/15/2055	705,000	451,137
T-Mobile USA, Inc.
1.500%, 02/15/2026	435,000	406,957
2.250%, 02/15/2026	1,357,000	1,284,771
2.550%, 02/15/2031	972,000	819,613
3.750%, 04/15/2027	2,067,000	1,982,286
5.050%, 07/15/2033	1,613,000	1,570,547
Verizon Communications, Inc.
2.650%, 11/20/2040	814,000	560,723
5.500%, 02/23/2054	1,180,000	1,149,637
		27,906,205
Consumer discretionary – 1.3%
Ford Motor Company 3.250%, 02/12/2032	620,000	509,589
Ford Motor Credit Company LLC
2.900%, 02/10/2029	3,360,000	2,942,413
4.000%, 11/13/2030	1,844,000	1,634,530
General Motors Financial Company, Inc.
2.700%, 06/10/2031	1,049,000	863,394
5.550%, 07/15/2029	988,000	983,606
Hyundai Capital America
1.300%, 01/08/2026 (D)	1,226,000	1,144,583
5.500%, 03/30/2026 (D)	663,000	661,538
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hyundai Capital America (continued)
5.600%, 03/30/2028 (D)	$2,022,000	$2,025,683
5.700%, 06/26/2030 (D)	646,000	649,621
5.950%, 09/21/2026 (D)	1,802,000	1,814,007
6.500%, 01/16/2029 (D)	589,000	611,787
Lowe's Companies, Inc.
4.250%, 04/01/2052	1,574,000	1,236,501
5.625%, 04/15/2053	315,000	304,788
5.750%, 07/01/2053	981,000	967,188
5.850%, 04/01/2063	324,000	316,907
McDonald's Corp.
4.700%, 12/09/2035	1,112,000	1,048,440
4.800%, 08/14/2028	663,000	656,593
5.000%, 05/17/2029	1,659,000	1,655,031
5.450%, 08/14/2053	605,000	587,224
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	638,951
Toyota Motor Credit Corp. 5.050%, 05/16/2029	1,656,000	1,652,655
		22,905,029
Consumer staples – 1.6%
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	4,116,000	3,886,460
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/2038 (E)	841,000	759,622
5.800%, 01/23/2059	485,000	502,653
BAT Capital Corp.
4.390%, 08/15/2037	762,000	642,837
4.540%, 08/15/2047	1,860,000	1,444,652
Bunge, Ltd. Finance Corp. 1.630%, 08/17/2025	667,000	636,333
Constellation Brands, Inc. 5.250%, 11/15/2048	1,349,000	1,255,060
JBS USA LUX SA 7.250%, 11/15/2053 (D)	2,456,000	2,687,591
Keurig Dr. Pepper, Inc.
4.500%, 04/15/2052	913,000	762,210
5.300%, 03/15/2034	1,589,000	1,576,506
Nestle Capital Corp. 5.100%, 03/12/2054 (D)	1,030,000	980,321
PepsiCo, Inc. 3.900%, 07/18/2032	1,626,000	1,508,533
Philip Morris International, Inc.
4.875%, 02/15/2028 to 02/13/2029	3,932,000	3,885,080
5.000%, 11/17/2025	1,372,000	1,364,284
5.250%, 09/07/2028 to 02/13/2034	2,298,000	2,285,320
5.375%, 02/15/2033	461,000	457,196
5.500%, 09/07/2030	910,000	918,743
5.625%, 09/07/2033	551,000	555,565
5.750%, 11/17/2032	329,000	335,774
The Coca-Cola Company
5.000%, 05/13/2034	995,000	991,664
5.300%, 05/13/2054	861,000	848,575
5.400%, 05/13/2064	331,000	326,002
		28,610,981
Energy – 1.6%
Aker BP ASA
5.600%, 06/13/2028 (D)	1,748,000	1,761,231
6.000%, 06/13/2033 (D)	2,183,000	2,202,514
BP Capital Markets America, Inc.
4.699%, 04/10/2029	1,629,000	1,604,723
4.970%, 10/17/2029	2,656,000	2,640,757
4.989%, 04/10/2034	779,000	758,349
5.017%, 11/17/2027	2,656,000	2,650,579

10

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Diamondback Energy, Inc.
5.150%, 01/30/2030	$1,223,000	$1,211,667
5.200%, 04/18/2027	655,000	653,595
5.400%, 04/18/2034	1,237,000	1,219,364
5.750%, 04/18/2054	657,000	633,377
5.900%, 04/18/2064	329,000	317,165
Enbridge, Inc.
5.625%, 04/05/2034	981,000	975,094
5.950%, 04/05/2054	327,000	325,471
6.000%, 11/15/2028	971,000	996,653
6.200%, 11/15/2030	971,000	1,015,255
Energy Transfer LP
5.300%, 04/15/2047	1,377,000	1,214,675
5.400%, 10/01/2047	491,000	440,886
5.950%, 05/15/2054	1,641,000	1,578,817
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (D)	1,047,037	886,922
2.625%, 03/31/2036 (D)	817,000	655,422
MPLX LP 4.950%, 03/14/2052	1,558,000	1,326,665
ONEOK, Inc. 6.625%, 09/01/2053	1,674,000	1,790,144
Petroleos Mexicanos
2.378%, 04/15/2025	87,500	83,762
2.460%, 12/15/2025	680,200	645,278
TotalEnergies Capital SA
5.150%, 04/05/2034	654,000	652,287
5.488%, 04/05/2054	654,000	646,445
5.638%, 04/05/2064	327,000	325,554
		29,212,651
Financials – 8.4%
Aon North America, Inc.
5.150%, 03/01/2029	2,952,000	2,933,916
5.450%, 03/01/2034	1,637,000	1,621,303
5.750%, 03/01/2054	655,000	644,159
Apollo Global Management, Inc. 5.800%, 05/21/2054	995,000	983,771
Banco Bilbao Vizcaya Argentaria SA
6.033%, (6.033% to 3-13-34, then 1 Year CMT + 1.950%), 03/13/2035	1,400,000	1,399,593
7.883%, (7.883% to 11-15-33, then 1 Year CMT + 3.300%), 11/15/2034	1,400,000	1,541,734
Banco Santander SA
5.538%, (5.538% to 3-14-29, then 1 Year CMT + 1.450%), 03/14/2030	2,200,000	2,183,050
6.527%, (6.527% to 11-7-26, then 1 Year CMT + 1.650%), 11/07/2027	1,000,000	1,020,647
6.607%, 11/07/2028	1,000,000	1,048,523
6.938%, 11/07/2033	2,600,000	2,829,767
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	4,438,000	4,098,249
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	4,535,000	4,245,862
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035	1,996,000	1,982,885
5.819%, (5.819% to 9-15-28, then Overnight SOFR + 1.570%), 09/15/2029	986,000	1,002,683
5.933%, (5.933% to 9-15-26, then Overnight SOFR + 1.340%), 09/15/2027	3,537,000	3,571,185
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC
5.674%, (5.764% to 3-12-27, then Overnight SOFR + 1.490%), 03/12/2028	$1,995,000	$1,996,051
5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	1,995,000	1,993,713
6.692%, (6.692% to 9-13-33, then Overnight SOFR + 2.620%), 09/13/2034	1,480,000	1,570,789
BNP Paribas SA
5.176%, (5.176% to 1-9-29, then Overnight SOFR + 1.520%), 01/09/2030 (D)	1,967,000	1,950,504
5.894%, (5.894% to 12-5-33, then Overnight SOFR + 1.866%), 12/05/2034 (D)	1,967,000	2,023,953
BPCE SA
5.281%, 05/30/2029 (D)	1,703,000	1,696,030
5.936%, (5.936% to 5-30-24, then Overnight SOFR + 1.850%), 05/30/2035 (D)	1,375,000	1,374,696
Capital One Financial Corp. 7.624%, (7.624% to 10-30-30, then Overnight SOFR + 3.070%), 10/30/2031	1,308,000	1,430,555
Citigroup, Inc.
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	720,000	712,592
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	1,541,000	1,564,978
Citizens Financial Group, Inc.
5.841%, (5.841% to 1-23-29, then Overnight SOFR + 2.010%), 01/23/2030	1,634,000	1,623,603
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	791,000	811,569
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	1,892,000	1,564,644
5.414%, 05/10/2029	2,330,000	2,325,844
7.079%, (7.079% to 11-10-32, then Overnight SOFR + 3.650%), 02/10/2034	730,000	749,928
Goldman Sachs Bank USA
5.283%, (5.283% to 3-18-26, then Overnight SOFR + 0.777%), 03/18/2027	3,604,000	3,589,302
5.414%, (5.414% to 5-21-26, then Overnight SOFR + 0.750%), 05/21/2027	3,319,000	3,308,977
HSBC Holdings PLC
5.597%, (5.597% to 5-17-27, then Overnight SOFR + 1.060%), 05/17/2028	3,328,000	3,337,414
5.733%, (5.733% to 5-17-31, then Overnight SOFR + 1.520%), 05/17/2032	2,673,000	2,681,034
HSBC USA, Inc. 5.294%, 03/04/2027	4,992,000	5,003,724

11

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co.
5.571%, (5.571% to 4-22-27, then Overnight SOFR + 0.930%), 04/22/2028	$4,933,000	$4,963,880
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	4,078,000	4,122,386
5.766%, (5.766% to 4-22-34, then Overnight SOFR + 1.490%), 04/22/2035	2,632,000	2,688,760
Lloyds Banking Group PLC
5.462%, (5.462% to 1-5-27, then 1 Year CMT + 1.375%), 01/05/2028	3,941,000	3,930,499
5.679%, (5.679% to 1-5-34, then 1 Year CMT + 1.750%), 01/05/2035	988,000	984,583
M&T Bank Corp. 6.082%, (6.082% to 3-13-31, then Overnight SOFR + 2.260%), 03/13/2032	983,000	974,982
Morgan Stanley
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	1,746,000	1,734,239
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	1,282,000	1,286,487
5.466%, (5.466% to 1-18-34, then Overnight SOFR + 1.730%), 01/18/2035	1,174,000	1,165,563
5.656%, (5.656% to 4-18-29, then Overnight SOFR + 1.260%), 04/18/2030	4,444,000	4,502,168
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035	4,624,000	4,716,365
6.342%, (6.342% to 10-18-32, then Overnight SOFR + 2.560%), 10/18/2033	2,209,000	2,335,577
Morgan Stanley Bank NA
4.952%, (4.952% to 1-14-27, then Overnight SOFR + 1.080%), 01/14/2028	3,361,000	3,328,362
5.504%, (5.504% to 5-26-27, then Overnight SOFR + 0.865%), 05/26/2028	2,658,000	2,669,853
Santander Holdings USA, Inc. 6.342%, (6.342% to 5-31-34, then Overnight SOFR + 2.138%), 05/31/2035	1,993,000	1,995,219
Societe Generale SA
5.634%, (5.634% to 1-19-29, then 1 Year CMT + 1.750%), 01/19/2030 (D)	1,669,000	1,655,361
7.132%, (7.132% to 1-19-54, then 1 Year CMT + 2.950%), 01/19/2055 (D)	725,000	722,011
Truist Financial Corp.
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	2,301,000	2,287,954
5.711%, (5.711% to 1-24-34, then Overnight SOFR + 1.922%), 01/24/2035	982,000	975,754
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	3,135,000	3,320,451
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Trust Fibra Uno 6.390%, 01/15/2050 (D)	$452,000	$358,074
UBS AG 5.650%, 09/11/2028	1,553,000	1,580,884
UBS Group AG
3.091%, (3.091% to 5-14-31, then Overnight SOFR + 1.730%), 05/14/2032 (D)	1,028,000	876,003
4.194%, (4.194% to 4-1-30, then Overnight SOFR + 3.730%), 04/01/2031 (D)	1,013,000	941,654
4.282%, 01/09/2028 (D)	1,528,000	1,463,315
5.617%, (5.617% to 9-13-29, then 1 Year SOFR ICE Swap Rate + 1.340%), 09/13/2030 (D)	2,673,000	2,677,757
5.699%, (5.699% to 2-8-34, then 1 Year CMT + 1.770%), 02/08/2035 (D)	708,000	707,020
Wells Fargo & Company
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	3,624,000	3,467,907
5.198%, (5.198% to 1-23-29, then Overnight SOFR + 1.500%), 01/23/2030	6,601,000	6,544,611
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	645,000	648,646
5.707%, (5.707% to 4-22-27, then Overnight SOFR + 1.070%), 04/22/2028	3,946,000	3,973,010
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	994,000	1,028,596
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	2,638,000	2,805,836
		149,850,994
Health care – 2.5%
AbbVie, Inc.
3.200%, 11/21/2029	2,416,000	2,202,692
4.050%, 11/21/2039	686,000	591,933
4.250%, 11/21/2049	720,000	598,095
4.500%, 05/14/2035	1,422,000	1,332,957
4.550%, 03/15/2035	1,617,000	1,523,567
4.800%, 03/15/2027 to 03/15/2029	3,278,000	3,252,385
4.950%, 03/15/2031	983,000	974,794
5.050%, 03/15/2034	1,639,000	1,621,532
5.400%, 03/15/2054	1,241,000	1,223,366
Alcon Finance Corp.
2.600%, 05/27/2030 (D)	353,000	304,432
5.375%, 12/06/2032 (D)	1,779,000	1,772,475
Amgen, Inc. 5.650%, 03/02/2053	1,656,000	1,634,375
Astrazeneca Finance LLC 5.000%, 02/26/2034	1,325,000	1,308,549
Bristol-Myers Squibb Company
5.550%, 02/22/2054	663,000	652,765
5.650%, 02/22/2064	984,000	961,533
CommonSpirit Health 3.347%, 10/01/2029	608,000	555,457
CVS Health Corp. 5.050%, 03/25/2048	2,116,000	1,824,045
DH Europe Finance II Sarl 2.200%, 11/15/2024	1,590,000	1,567,218

12

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Elevance Health, Inc.
5.150%, 06/15/2029	$1,429,000	$1,426,453
5.375%, 06/15/2034	997,000	994,086
Eli Lilly & Company
4.700%, 02/09/2034	1,301,000	1,264,483
5.000%, 02/09/2054	981,000	931,045
5.100%, 02/09/2064	654,000	619,273
Gilead Sciences, Inc. 4.000%, 09/01/2036	662,000	578,583
Haleon US Capital LLC 3.625%, 03/24/2032	883,000	787,854
HCA, Inc.
4.125%, 06/15/2029	3,472,000	3,271,225
5.250%, 06/15/2049	438,000	388,513
5.900%, 06/01/2053	1,526,000	1,479,227
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	602,000	582,076
5.300%, 05/19/2053	2,376,000	2,271,525
5.340%, 05/19/2063	1,294,000	1,215,953
UnitedHealth Group, Inc.
3.050%, 05/15/2041	304,000	224,484
4.600%, 04/15/2027	1,354,000	1,339,014
4.900%, 04/15/2031	1,354,000	1,333,510
5.375%, 04/15/2054	677,000	656,616
5.500%, 04/15/2064	338,000	327,333
5.875%, 02/15/2053	1,568,000	1,623,026
		45,216,449
Industrials – 2.1%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	430,000	357,648
Burlington Northern Santa Fe LLC
4.450%, 01/15/2053	259,000	219,404
5.200%, 04/15/2054	687,000	653,336
Caterpillar Financial Services Corp.
4.500%, 01/08/2027	1,620,000	1,601,981
4.850%, 02/27/2029	1,967,000	1,960,467
5.000%, 05/14/2027	2,647,000	2,650,180
Crowley Conro LLC 4.181%, 08/15/2043	712,333	633,944
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	2,133,000	2,077,246
Honeywell International, Inc.
5.000%, 03/01/2035	2,027,000	1,999,775
5.250%, 03/01/2054	676,000	655,355
5.350%, 03/01/2064	676,000	656,926
John Deere Capital Corp.
4.150%, 09/15/2027	1,292,000	1,261,203
4.500%, 01/08/2027 to 01/16/2029	4,536,000	4,465,226
4.950%, 07/14/2028	514,000	513,171
5.100%, 04/11/2034	1,638,000	1,629,031
5.150%, 09/08/2026	2,247,000	2,250,272
Lockheed Martin Corp.
4.800%, 08/15/2034	1,351,000	1,313,617
5.200%, 02/15/2064	944,000	889,313
Owens Corning
5.700%, 06/15/2034	997,000	1,003,604
5.950%, 06/15/2054	598,000	603,148
RTX Corp.
6.100%, 03/15/2034	1,325,000	1,386,641
6.400%, 03/15/2054	1,335,000	1,455,448
The Boeing Company
3.750%, 02/01/2050	412,000	267,970
5.805%, 05/01/2050	1,710,000	1,531,186
6.259%, 05/01/2027 (D)	683,000	687,533
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company (continued)
6.298%, 05/01/2029 (D)	$1,025,000	$1,033,307
6.388%, 05/01/2031 (D)	683,000	690,894
6.528%, 05/01/2034 (D)	1,026,000	1,040,280
6.858%, 05/01/2054 (D)	1,026,000	1,040,592
7.008%, 05/01/2064 (D)	685,000	690,915
Union Pacific Corp.
2.375%, 05/20/2031	616,000	520,625
2.800%, 02/14/2032	836,000	715,593
		38,455,831
Information technology – 2.5%
Adobe, Inc.
4.800%, 04/04/2029	1,643,000	1,639,717
4.950%, 04/04/2034	1,961,000	1,938,684
Analog Devices, Inc.
5.050%, 04/01/2034	1,315,000	1,306,628
5.300%, 04/01/2054	1,184,000	1,152,492
Apple, Inc.
2.375%, 02/08/2041	471,000	324,176
2.650%, 05/11/2050 to 02/08/2051	910,000	574,682
3.950%, 08/08/2052	1,239,000	998,982
Broadcom, Inc.
2.450%, 02/15/2031 (D)	1,013,000	846,875
3.150%, 11/15/2025	759,000	733,894
4.926%, 05/15/2037 (D)	925,000	860,998
Cisco Systems, Inc.
4.800%, 02/26/2027	1,967,000	1,961,027
4.850%, 02/26/2029	1,967,000	1,960,941
4.950%, 02/26/2031	1,311,000	1,303,488
5.050%, 02/26/2034	2,294,000	2,279,557
5.300%, 02/26/2054	983,000	964,348
Intel Corp.
2.800%, 08/12/2041	557,000	385,432
5.000%, 02/21/2031	984,000	970,984
5.600%, 02/21/2054	983,000	948,064
5.625%, 02/10/2043	371,000	369,298
5.700%, 02/10/2053	1,291,000	1,263,006
5.900%, 02/10/2063	903,000	897,856
Intuit, Inc.
5.125%, 09/15/2028	1,284,000	1,291,442
5.200%, 09/15/2033	1,283,000	1,280,813
5.250%, 09/15/2026	1,607,000	1,615,608
5.500%, 09/15/2053	1,287,000	1,284,019
KLA Corp.
3.300%, 03/01/2050	530,000	372,144
4.700%, 02/01/2034	1,308,000	1,261,743
Marvell Technology, Inc.
5.750%, 02/15/2029	964,000	980,769
5.950%, 09/15/2033	964,000	989,122
Micron Technology, Inc.
5.375%, 04/15/2028	3,243,000	3,254,919
5.875%, 02/09/2033	381,000	390,067
Oracle Corp. 4.000%, 07/15/2046	1,124,000	859,910
Qualcomm, Inc. 6.000%, 05/20/2053	1,459,000	1,570,384
Texas Instruments, Inc.
4.850%, 02/08/2034	650,000	639,734
5.000%, 03/14/2053	1,425,000	1,330,881
5.150%, 02/08/2054	654,000	623,975
VMware LLC
1.000%, 08/15/2024	2,013,000	1,993,153
1.400%, 08/15/2026	907,000	830,647
		44,250,459

13

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 0.7%
Anglo American Capital PLC
4.750%, 03/16/2052 (D)	$858,000	$724,941
5.750%, 04/05/2034 (D)	1,014,000	1,012,071
Celanese US Holdings LLC
6.379%, 07/15/2032	531,000	545,729
6.550%, 11/15/2030	387,000	404,006
Glencore Funding LLC
5.371%, 04/04/2029 (D)	2,628,000	2,613,344
5.634%, 04/04/2034 (D)	2,294,000	2,253,586
LYB International Finance III LLC
3.625%, 04/01/2051	1,063,000	736,378
5.500%, 03/01/2034	1,804,000	1,782,190
The Dow Chemical Company
5.150%, 02/15/2034	1,312,000	1,287,240
5.600%, 02/15/2054	981,000	946,997
		12,306,482
Real estate – 1.4%
Agree LP
2.000%, 06/15/2028	1,212,000	1,061,442
2.600%, 06/15/2033	276,000	215,321
4.800%, 10/01/2032	608,000	569,968
American Homes 4 Rent LP
3.625%, 04/15/2032	1,115,000	965,916
4.300%, 04/15/2052	500,000	383,946
American Tower Corp.
2.950%, 01/15/2051	323,000	200,527
3.125%, 01/15/2027	547,000	517,691
5.500%, 03/15/2028	1,291,000	1,296,652
5.900%, 11/15/2033	972,000	993,247
Brixmor Operating Partnership LP 2.500%, 08/16/2031	1,067,000	871,559
Crown Castle, Inc.
2.100%, 04/01/2031	1,096,000	881,994
2.900%, 04/01/2041	591,000	408,476
5.800%, 03/01/2034	2,003,000	2,016,221
Essex Portfolio LP 2.550%, 06/15/2031	575,000	474,066
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	192,000	150,699
4.150%, 04/15/2032	1,110,000	1,010,138
Mid-America Apartments LP 5.300%, 02/15/2032	1,325,000	1,314,327
Realty Income Corp.
2.100%, 03/15/2028	626,000	557,989
2.200%, 06/15/2028	597,000	529,422
2.850%, 12/15/2032	807,000	663,049
3.400%, 01/15/2030	668,000	604,418
4.900%, 07/15/2033	961,000	916,352
5.125%, 02/15/2034	1,398,000	1,353,092
5.625%, 10/13/2032	490,000	494,739
Regency Centers LP
2.950%, 09/15/2029	1,527,000	1,362,980
5.250%, 01/15/2034	1,310,000	1,274,553
STORE Capital Corp.
2.700%, 12/01/2031	388,000	309,833
2.750%, 11/18/2030	987,000	805,764
4.500%, 03/15/2028	641,000	606,579
4.625%, 03/15/2029	711,000	668,745
Sun Communities Operating LP 4.200%, 04/15/2032	1,450,000	1,293,794
		24,773,499
Utilities – 2.2%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	403,000	332,679
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Baltimore Gas and Electric Company
2.250%, 06/15/2031	$864,000	$717,121
5.400%, 06/01/2053	968,000	927,403
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	638,000	460,386
5.150%, 03/01/2034	786,000	774,631
5.200%, 10/01/2028	966,000	969,832
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	193,000	127,551
5.375%, 05/15/2034	995,000	992,759
5.500%, 03/15/2034	1,650,000	1,671,039
5.700%, 05/15/2054	662,000	657,905
5.900%, 11/15/2053	647,000	664,260
DTE Electric Company
2.950%, 03/01/2050	1,009,000	653,405
3.650%, 03/01/2052	462,000	337,568
DTE Energy Company 5.850%, 06/01/2034	928,000	939,185
Duke Energy Carolinas LLC
2.550%, 04/15/2031	394,000	333,894
2.850%, 03/15/2032	1,073,000	913,005
3.550%, 03/15/2052	781,000	549,107
4.950%, 01/15/2033	659,000	644,385
5.350%, 01/15/2053	1,295,000	1,233,531
5.400%, 01/15/2054	648,000	622,756
Duke Energy Corp. 3.500%, 06/15/2051	179,000	121,100
Duke Energy Florida LLC 2.400%, 12/15/2031	862,000	713,284
Duke Energy Progress LLC 2.500%, 08/15/2050	872,000	501,941
Entergy Arkansas LLC
2.650%, 06/15/2051	778,000	451,189
5.150%, 01/15/2033	1,296,000	1,277,951
Eversource Energy
5.850%, 04/15/2031	1,315,000	1,325,916
5.950%, 07/15/2034	789,000	794,917
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	842,000	781,947
4.300%, 01/15/2029 (D)	1,016,000	971,906
5.150%, 03/30/2026 (D)	648,000	640,672
5.200%, 04/01/2028 (D)	665,000	662,780
Florida Power & Light Company 5.600%, 06/15/2054	864,000	869,482
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	490,000	399,756
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	949,000	780,922
MidAmerican Energy Company 2.700%, 08/01/2052	749,000	448,036
Mississippi Power Company
3.100%, 07/30/2051	1,036,000	656,154
4.250%, 03/15/2042	440,000	363,088
Northern States Power Company 5.400%, 03/15/2054	523,000	506,436
NSTAR Electric Company 5.400%, 06/01/2034	998,000	996,340
Pacific Gas & Electric Company
3.500%, 08/01/2050	328,000	216,327
3.950%, 12/01/2047	1,967,000	1,420,834
4.200%, 06/01/2041	502,000	395,477
4.750%, 02/15/2044	291,000	241,567
4.950%, 07/01/2050	2,763,000	2,305,593

14

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company (continued)
5.800%, 05/15/2034	$917,000	$914,793
PECO Energy Company 2.850%, 09/15/2051	1,042,000	645,515
Public Service Company of Oklahoma 3.150%, 08/15/2051	585,000	374,853
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,485,000	1,192,150
2.050%, 08/01/2050	240,000	129,450
2.700%, 05/01/2050	404,000	252,254
Public Service Enterprise Group, Inc.
5.200%, 04/01/2029	985,000	978,086
5.450%, 04/01/2034	1,112,000	1,098,367
5.875%, 10/15/2028	1,325,000	1,349,585
Southern California Edison Company 4.125%, 03/01/2048	651,000	508,736
Virginia Electric & Power Company 2.950%, 11/15/2051	864,000	540,620
		40,350,426
TOTAL CORPORATE BONDS (Cost $473,329,825)		$463,839,006
MUNICIPAL BONDS – 0.2%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	600,000	367,423
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,253,839
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	517,063
Ohio State University 4.800%, 06/01/2111	600,000	523,577
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	881,644
TOTAL MUNICIPAL BONDS (Cost $4,182,704)		$3,543,546
COLLATERALIZED MORTGAGE OBLIGATIONS – 17.3%
Commercial and residential – 1.8%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	197,561	180,601
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	167,514	155,144
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	769,176	619,969
BANK5 Trust Series 2024-5YR6, Class A3 6.225%, 05/15/2057	1,561,000	1,607,694
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	313,481	304,135
Series 2024-C26, Class A5, 5.829%, 05/15/2057	617,000	639,042
Benchmark Mortgage Trust Series 2024-V7, Class A3 6.228%, 05/15/2056	1,852,000	1,907,782
BMO Mortgage Trust Series 2024-5C4, Class A3 6.526%, 05/15/2057 (F)	1,312,000	1,369,368
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	535,081	504,694
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%), 6.131%, 09/15/2036 (A)(D)	$3,519,000	$3,494,932
Series 2021-XL2, Class A (1 month CME Term SOFR + 0.803%), 6.120%, 10/15/2038 (A)(D)	849,274	841,843
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	299,575	291,446
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	1,028,872	825,102
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	1,076,422	877,150
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	346,891	346,322
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	622,767	611,186
GS Mortgage Securities Trust
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	597,789	583,829
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	1,786,000	1,456,133
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	639,708	630,259
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	173,824	173,375
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,730,365	1,703,857
Series 2015-C30, Class A5, 3.822%, 07/15/2048	981,000	947,279
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	346,000	328,697
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	413,576	354,070
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	982,000	808,541
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	316,181	292,978
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	115,311	107,753
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	416,290	393,292
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	375,729	346,673
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	573,853	507,820
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	958,778	804,852

15

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust
Series 2019-INV3, Class A1, 3.692%, 11/25/2059 (D)(F)	$361,496	$350,404
Series 2020-2, Class A1, 3.226%, 05/25/2060 (D)(F)	85,821	85,002
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	709,755	621,277
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	711,457	593,104
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	892,679	713,977
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	2,274,199	1,875,834
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(F)	914,553	794,005
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	970,336	847,448
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	551,718	505,475
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	405,076	361,389
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	410,721	381,212
		31,144,945
U.S. Government Agency – 15.5%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,468,648	1,305,082
Series 271, Class F5 (30 day Average SOFR + 0.614%), 5.938%, 08/15/2042 (A)	560,289	548,018
Series 272, Class F1 (30 day Average SOFR + 0.614%), 5.938%, 08/15/2042 (A)	884,943	865,618
Series 280, Class F1 (30 day Average SOFR + 0.614%), 5.938%, 09/15/2042 (A)	894,901	875,224
Series 3693, Class FC (30 day Average SOFR + 0.614%), 5.938%, 07/15/2040 (A)	496,008	492,205
Series 3919, Class FA (30 day Average SOFR + 0.614%), 5.938%, 09/15/2041 (A)	468,216	464,373
Series 3951, Class FN (30 day Average SOFR + 0.564%), 5.888%, 11/15/2041 (A)	365,538	361,643
Series 3958, Class AF (30 day Average SOFR + 0.564%), 5.888%, 11/15/2041 (A)	449,975	445,234
Series 3975, Class CF (30 day Average SOFR + 0.604%), 5.928%, 12/15/2041 (A)	358,073	354,855
Series 3975, Class FA (30 day Average SOFR + 0.604%), 5.928%, 12/15/2041 (A)	431,521	427,790
Series 3990, Class FG (30 day Average SOFR + 0.564%), 5.888%, 01/15/2042 (A)	528,778	523,505
Series 4047, Class CX, 3.500%, 05/15/2042	1,877,000	1,659,903
Series 4059, Class FP (30 day Average SOFR + 0.564%), 5.888%, 06/15/2042 (A)	591,827	585,440
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4091, Class BX, 3.250%, 10/15/2041	$946,653	$853,826
Series 4091, Class EX, 3.375%, 07/15/2042	614,570	554,633
Series 4091, Class FN (30 day Average SOFR + 0.514%), 5.838%, 08/15/2042 (A)	584,489	576,271
Series 4091, Class MX, 3.250%, 02/15/2042	747,418	670,168
Series 4117, Class HB, 2.500%, 10/15/2042	646,000	543,072
Series 4122, Class FP (30 day Average SOFR + 0.514%), 5.838%, 10/15/2042 (A)	652,650	636,942
Series 4205, Class PA, 1.750%, 05/15/2043	761,255	628,471
Series 4240, Class FA (30 day Average SOFR + 0.614%), 5.938%, 08/15/2043 (A)	1,622,718	1,583,865
Series 4286, Class VF (30 day Average SOFR + 0.564%), 5.888%, 12/15/2043 (A)	1,323,173	1,292,298
Series 4446, Class CP, 2.250%, 03/15/2045	768,861	654,589
Series 4544, Class P, 2.500%, 01/15/2046	3,839,814	3,232,429
Series 4582, Class HA, 3.000%, 09/15/2045	3,086,801	2,819,086
Series 4587, Class AF (30 day Average SOFR + 0.464%), 5.788%, 06/15/2046 (A)	971,799	964,123
Series 4604, Class FB (30 day Average SOFR + 0.514%), 5.838%, 08/15/2046 (A)	1,662,788	1,632,947
Series 4611, Class BF (30 day Average SOFR + 0.514%), 5.838%, 06/15/2041 (A)	6,225,825	6,118,475
Series 4620, Class LF (30 day Average SOFR + 0.514%), 5.838%, 10/15/2046 (A)	915,682	901,088
Series 4628, Class KF (30 day Average SOFR + 0.614%), 5.938%, 01/15/2055 (A)	893,363	867,172
Series 4709, Class FA (30 day Average SOFR + 0.414%), 5.738%, 08/15/2047 (A)	660,266	646,456
Series 4719, Class LA, 3.500%, 09/15/2047	883,520	786,825
Series 4719, Class LM, 3.000%, 09/15/2047	648,777	559,986
Series 4742, Class PA, 3.000%, 10/15/2047	1,025,553	902,253
Series 4753, Class BD, 3.000%, 01/15/2048	675,000	576,525
Series 4826, Class KF (30 day Average SOFR + 0.414%), 5.738%, 09/15/2048 (A)	529,243	512,415
Series 4854, Class FB (30 day Average SOFR + 0.414%), 5.738%, 01/15/2049 (A)	1,750,081	1,716,907
Series 4857, Class JA, 3.350%, 01/15/2049	2,745,388	2,540,110

16

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4880, Class DA, 3.000%, 05/15/2050	$1,559,934	$1,380,634
Series 4903, Class NF (30 day Average SOFR + 0.514%), 5.838%, 08/25/2049 (A)	546,086	531,892
Series 4927, Class BG, 3.000%, 11/25/2049	1,195,241	1,061,773
Series 4937, Class MD, 2.500%, 10/25/2049	1,202,615	1,021,108
Series 4940, Class AG, 3.000%, 05/15/2040	775,376	709,523
Series 4941, Class GA, 2.000%, 12/15/2047	688,528	558,276
Series 4954, Class LB, 2.500%, 02/25/2050	556,500	471,898
Series 4957, Class MY, 3.000%, 02/25/2050	712,000	570,177
Series 4979, Class UC, 1.500%, 06/25/2050	2,239,539	1,756,933
Series 4993, Class KF (30 day Average SOFR + 0.564%), 5.888%, 07/25/2050 (A)	4,685,791	4,561,331
Series 5004, Class FM (30 day Average SOFR + 0.464%), 5.788%, 08/25/2050 (A)	980,837	948,510
Series 5020, Class ET, 3.500%, 10/25/2050	1,012,418	894,589
Series 5058, Class BC, 5.000%, 11/25/2050	714,448	687,198
Series 5091, Class AB, 1.500%, 03/25/2051	2,148,662	1,681,077
Series 5092, Class HE, 2.000%, 02/25/2051	1,177,583	962,917
Series 5116, Class PB, 2.250%, 02/25/2051	1,251,493	1,059,903
Series 5118, Class CA, 1.500%, 10/15/2033	1,095,000	954,385
Series 5119, Class AB, 1.500%, 08/25/2049	548,786	422,416
Series 5119, Class QF (30 day Average SOFR + 0.200%), 5.524%, 06/25/2051 (A)	1,412,904	1,340,120
Series 5143, Class GA, 2.000%, 06/25/2049	710,305	565,955
Series 5159, Class UA, 2.500%, 12/25/2048	1,331,762	1,152,111
Series 5178, Class TP, 2.500%, 04/25/2049	1,386,930	1,172,828
Series 5182, Class D, 2.500%, 11/25/2043	5,086,537	4,575,451
Series 5182, Class M, 2.500%, 05/25/2049	820,728	706,965
Series 5184, Class AB, 2.500%, 05/25/2048	743,638	648,822
Series 5201, Class CA, 2.500%, 07/25/2048	1,203,710	1,055,302
Series 5202, Class BH, 2.000%, 12/25/2047	760,722	667,991
Series 5202, Class LA, 2.500%, 05/25/2049	1,288,181	1,094,617
Series 5202, Class MB, 3.000%, 11/25/2048	1,888,695	1,666,682
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5202, Class TA, 2.500%, 12/25/2048	$2,208,508	$1,962,356
Series 5206, Class CA, 3.000%, 02/25/2047	851,822	752,171
Series 5206, Class CD, 3.500%, 05/25/2049	1,480,826	1,330,632
Series 5207, Class PA, 3.000%, 06/25/2051	1,635,309	1,410,065
Series 5209, Class EA, 3.000%, 08/25/2050	1,207,874	1,069,815
Series 5209, Class EJ, 3.000%, 08/25/2050	1,207,874	1,069,815
Series 5210, Class DC, 3.000%, 09/25/2051	1,123,813	1,013,692
Series 5214, Class BY, 3.000%, 04/25/2052	1,133,000	894,443
Series 5220, Class QK, 3.500%, 09/25/2050	2,373,278	2,189,419
Series 5228, Class TN, 3.500%, 07/25/2039	799,259	741,903
Series 5300, Class C, 2.000%, 09/25/2047	1,859,586	1,675,904
Series 5335, Class FB (30 day Average SOFR + 0.814%), 6.138%, 10/15/2039 (A)	2,007,616	2,007,361
Series 5338, Class FH (30 day Average SOFR + 0.414%), 5.738%, 04/15/2045 (A)	1,960,337	1,900,374
Series 5386, Class DM, 2.000%, 03/25/2044	1,252,000	858,865
Series 5396, Class HF (30 day Average SOFR + 0.950%), 6.274%, 04/25/2054 (A)	2,758,769	2,777,362
Series 5399, Class FB (30 day Average SOFR + 0.900%), 6.224%, 04/25/2054 (A)	1,572,644	1,571,134
Series 5410, Class JY, 3.000%, 03/15/2044	1,107,000	913,744
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	72,765	72,547
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 5.848%, 09/25/2040 (A)	471,992	466,756
Series 2011-111, Class DB, 4.000%, 11/25/2041	927,789	870,118
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 5.888%, 11/25/2041 (A)	414,170	409,544
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 5.888%, 11/25/2041 (A)	958,684	948,243
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 5.888%, 12/25/2041 (A)	442,248	437,468
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 5.938%, 01/25/2042 (A)	503,569	499,469
Series 2012-106, Class FA (30 day Average SOFR + 0.454%), 5.778%, 10/25/2042 (A)	410,531	403,121

17

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 5.938%, 02/25/2042 (A)	$438,088	$434,431
Series 2012-133, Class JF (30 day Average SOFR + 0.464%), 5.788%, 12/25/2042 (A)	736,208	715,054
Series 2012-151, Class NX, 1.500%, 01/25/2043	685,340	563,842
Series 2012-35, Class FL (30 day Average SOFR + 0.614%), 5.938%, 04/25/2042 (A)	359,339	356,294
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 5.938%, 05/25/2042 (A)	591,547	586,263
Series 2012-9, Class FA (30 day Average SOFR + 0.614%), 5.938%, 02/25/2042 (A)	336,133	333,274
Series 2012-9, Class WF (30 day Average SOFR + 0.614%), 5.938%, 02/25/2042 (A)	344,717	341,737
Series 2013-11, Class AP, 1.500%, 01/25/2043	2,437,973	2,163,899
Series 2013-15, Class FA (30 day Average SOFR + 0.464%), 5.788%, 03/25/2043 (A)	886,765	861,387
Series 2013-43, Class BP, 1.750%, 05/25/2043	929,430	769,215
Series 2014-17, Class DY, 3.500%, 04/25/2044	1,170,000	1,026,772
Series 2014-25, Class EL, 3.000%, 05/25/2044	845,337	751,149
Series 2014-74, Class PC, 2.500%, 06/25/2044	693,356	632,884
Series 2015-26, Class GF (30 day Average SOFR + 0.414%), 5.738%, 05/25/2045 (A)	1,290,028	1,251,093
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 5.738%, 05/25/2045 (A)	798,828	773,142
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 5.738%, 07/25/2045 (A)	964,018	933,606
Series 2015-8, Class AP, 2.000%, 03/25/2045	1,570,657	1,351,005
Series 2015-84, Class PA, 1.700%, 08/25/2033	2,678,223	2,412,952
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 5.788%, 03/25/2046 (A)	460,603	452,376
Series 2016-11, Class FG (30 day Average SOFR + 0.464%), 5.788%, 03/25/2046 (A)	640,585	627,973
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 5.838%, 04/25/2046 (A)	2,999,742	2,950,069
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 5.838%, 04/25/2046 (A)	1,222,394	1,199,320
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 5.838%, 04/25/2046 (A)	1,020,351	1,001,770
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-3, Class PL, 2.500%, 02/25/2046	$6,179,984	$5,103,583
Series 2016-45, Class PB, 3.000%, 07/25/2046	666,000	491,308
Series 2016-48, Class MA, 2.000%, 06/25/2038	2,594,954	2,336,262
Series 2016-57, Class PC, 1.750%, 06/25/2046	5,423,019	4,442,344
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 5.838%, 10/25/2046 (A)	976,080	960,652
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 5.838%, 10/25/2046 (A)	757,652	744,929
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 5.838%, 03/25/2044 (A)	493,719	484,713
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 5.838%, 11/25/2046 (A)	750,715	738,031
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 5.838%, 11/25/2046 (A)	1,722,114	1,695,924
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 5.838%, 11/25/2046 (A)	1,547,839	1,519,853
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 5.838%, 11/25/2046 (A)	736,006	722,561
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 5.838%, 11/25/2046 (A)	1,882,274	1,847,227
Series 2016-88, Class CF (30 day Average SOFR + 0.564%), 5.888%, 12/25/2046 (A)	1,338,097	1,316,421
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 5.838%, 12/25/2046 (A)	722,337	717,178
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 5.838%, 03/25/2047 (A)	801,235	787,470
Series 2017-13, Class PA, 3.000%, 08/25/2046	701,110	629,060
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 5.838%, 04/25/2047 (A)	846,956	831,704
Series 2017-24, Class PG, 2.625%, 04/25/2047	2,654,559	2,241,614
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 5.788%, 04/25/2047 (A)	2,083,423	2,049,218
Series 2017-78, Class FC (30 day Average SOFR + 0.464%), 5.788%, 10/25/2047 (A)	968,075	938,848
Series 2017-79, Class FB (30 day Average SOFR + 0.364%), 5.688%, 10/25/2047 (A)	1,633,590	1,616,629
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 5.838%, 03/25/2047 (A)	924,214	908,423

18

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 5.838%, 03/25/2047 (A)	$655,174	$644,077
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,033,700	954,519
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 5.688%, 06/25/2048 (A)	1,697,477	1,676,220
Series 2018-38, Class MA, 3.300%, 06/25/2048	1,366,895	1,257,905
Series 2018-45, Class TM, 3.000%, 06/25/2048	1,030,912	897,386
Series 2018-55, Class GA, 3.375%, 08/25/2048	1,010,353	929,008
Series 2018-64, Class A, 3.000%, 09/25/2048	906,666	770,611
Series 2018-8, Class KL, 2.500%, 03/25/2047	724,827	624,208
Series 2018-85, Class EA, 3.500%, 12/25/2048	692,603	650,400
Series 2019-13, Class PE, 3.000%, 03/25/2049	629,590	551,744
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 5.938%, 04/25/2049 (A)	499,756	487,811
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,973,762	1,771,312
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 5.938%, 08/25/2059 (A)	1,281,923	1,248,398
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 5.838%, 08/25/2049 (A)	965,481	939,623
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 5.888%, 11/25/2049 (A)	504,455	491,241
Series 2019-8, Class GA, 3.000%, 03/25/2049	2,930,024	2,549,548
Series 2020-37, Class DA, 1.500%, 06/25/2050	542,004	461,554
Series 2020-45, Class JL, 3.000%, 07/25/2040	2,091,241	1,872,692
Series 2020-48, Class AB, 2.000%, 07/25/2050	1,063,224	853,626
Series 2020-48, Class DA, 2.000%, 07/25/2050	3,247,087	2,649,121
Series 2020-57, Class LJ, 2.000%, 08/25/2050	1,177,000	814,027
Series 2020-59, Class NC, 3.000%, 08/25/2040	1,143,328	1,019,021
Series 2021-22, Class MN, 2.750%, 10/25/2050	1,285,581	1,119,643
Series 2021-26, Class BD, 1.750%, 05/25/2051	683,924	583,338
Series 2021-27, Class EC, 1.500%, 05/25/2051	3,877,714	3,030,591
Series 2021-33, Class AV, 2.500%, 03/25/2048	513,954	369,513
Series 2021-42, Class AC, 2.000%, 02/25/2051	1,014,565	846,419
Series 2021-42, Class DC, 2.000%, 11/25/2050	2,399,925	1,985,297
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2021-73, Class A, 2.500%, 11/25/2049	$1,352,673	$1,151,815
Series 2021-73, Class DJ, 2.000%, 03/25/2049	1,349,687	1,110,795
Series 2021-76, Class KB, 1.250%, 11/25/2051	592,416	471,402
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,523,522	1,200,021
Series 2021-86, Class MA, 2.500%, 11/25/2047	2,175,676	1,899,669
Series 2021-91, Class AB, 2.500%, 09/25/2049	1,287,645	1,101,930
Series 2021-95, Class MA, 2.500%, 04/25/2050	1,575,028	1,312,788
Series 2021-96, Class AH, 2.500%, 03/25/2049	1,372,762	1,166,633
Series 2022-11, Class D, 3.000%, 01/25/2050	1,376,348	1,220,630
Series 2022-18, Class DL, 3.250%, 07/25/2046	1,774,399	1,603,752
Series 2022-28, Class CA, 2.000%, 01/25/2048	1,036,710	897,627
Series 2022-3, Class N, 2.000%, 10/25/2047	1,694,168	1,429,195
Series 2022-4, Class MH, 3.000%, 09/25/2048	1,424,071	1,281,016
Series 2022-49, Class NQ, 3.000%, 02/25/2052	664,000	566,089
Series 2022-89, Class AY, 3.000%, 02/25/2048	1,381,000	1,121,079
Series 2022-9, Class DJ, 3.250%, 03/25/2049	989,916	890,926
Series 2023-14, Class EJ, 2.750%, 04/25/2049	1,233,431	1,098,152
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 5.838%, 01/25/2050 (A)	2,178,650	2,121,271
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 5.988%, 06/25/2040 (A)	1,392,980	1,379,564
Series 2024-26, Class KY, 3.000%, 12/25/2043	1,105,000	908,864
Series 414, Class A35, 3.500%, 10/25/2042	784,049	709,160
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	1,057,967	1,016,971
Series 2013-152, Class HA, 2.500%, 06/20/2043	1,182,887	1,052,249
Series 2014-181, Class L, 3.000%, 12/20/2044	774,000	673,967
Series 2015-144, Class CA, 2.500%, 10/20/2045	1,245,705	1,057,640
Series 2016-136, Class A, 3.000%, 07/20/2044	644,118	554,463
Series 2016-93, Class AB, 1.750%, 07/20/2044	1,403,547	1,093,540
Series 2016-99, Class TL, 2.000%, 04/16/2044	1,681,540	1,322,329
Series 2017-139, Class GA, 3.000%, 09/20/2047	2,758,745	2,429,981

19

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-167, Class BQ, 2.500%, 08/20/2044	$682,866	$613,731
Series 2018-65, Class DC, 3.500%, 05/20/2048	948,000	830,371
Series 2020-133, Class GA, 1.000%, 09/20/2050	1,430,212	1,182,024
Series 2020-138, Class LE, 1.500%, 09/20/2050	3,204,584	2,475,355
Series 2021-215, Class GA, 2.000%, 12/20/2051	743,886	621,894
Series 2021-227, Class E, 2.500%, 07/20/2050	5,107,581	4,310,298
Series 2021-27, Class BD, 5.000%, 02/20/2051	838,904	806,126
Series 2021-27, Class CW, 5.001%, 02/20/2051 (F)	1,210,448	1,147,823
Series 2021-27, Class NT, 5.000%, 02/20/2051	959,381	894,279
Series 2021-27, Class Q, 5.000%, 02/20/2051	844,896	788,930
Series 2021-8, Class CY, 5.000%, 01/20/2051	846,448	819,048
Series 2022-107, Class C, 2.500%, 06/20/2051	3,578,114	2,904,952
Series 2022-153, Class KA, 4.000%, 12/20/2049	1,201,044	1,138,610
Series 2022-191, Class B, 4.000%, 06/20/2041	5,488,000	5,051,237
Series 2022-191, Class BY, 4.000%, 08/20/2041	6,020,000	5,555,595
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 6.023%, 11/20/2052 (A)	3,787,342	3,754,433
Series 2022-205, Class A, 2.000%, 09/20/2051	1,455,723	1,138,605
Series 2022-31, Class GH, 2.500%, 12/20/2049	2,643,355	2,272,121
Series 2022-34, Class DN, 3.500%, 09/20/2041	2,234,025	2,028,871
Series 2022-5, Class BA, 2.000%, 10/20/2049	5,459,136	4,536,912
Series 2022-50, Class CA, 3.000%, 03/20/2052	3,937,704	3,407,173
Series 2022-66, Class CG, 3.500%, 04/20/2052	2,558,163	2,357,771
Series 2022-84, Class A, 2.500%, 01/20/2052	1,071,551	869,909
Series 2023-196, Class E, 3.000%, 09/20/2048	1,669,537	1,522,115
Series 2024-45, Class BD, 2.000%, 03/20/2054	914,053	797,138
		278,138,678
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $320,573,394)		$309,283,623
ASSET BACKED SECURITIES – 7.4%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 06/15/2031	666,000	661,378
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
American Express Credit Account Master Trust Series 2024-2, Class A 5.240%, 04/15/2031	$7,318,000	$7,404,041
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A3 4.380%, 04/18/2028	1,212,509	1,202,559
Series 2023-1, Class A3 5.620%, 11/18/2027	684,000	687,192
Series 2023-2, Class A3 5.810%, 05/18/2028	1,355,000	1,359,905
BA Credit Card Trust Series 2023-A2, Class A2 4.980%, 11/15/2028	5,291,000	5,271,983
BMW Vehicle Lease Trust Series 2023-1, Class A4 5.070%, 06/25/2026	960,000	955,479
Capital One Prime Auto Receivables Trust Series 2023-1, Class A3 4.870%, 02/15/2028	2,384,000	2,364,942
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	814,000	792,614
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 7.089%, 11/26/2046 (A)(D)	356,345	359,355
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	486,376	462,274
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	544,002	504,567
Discover Card Execution Note Trust
Series 2023-A1, Class A 4.310%, 03/15/2028	1,964,000	1,930,292
Series 2023-A2, Class A 4.930%, 06/15/2028	5,801,000	5,764,073
Ford Credit Auto Lease Trust Series 2024-A, Class A4 5.050%, 06/15/2027	688,000	682,997
Ford Credit Auto Owner Trust
Series 2022-D, Class A4 5.300%, 03/15/2028	603,000	601,977
Series 2023-A, Class A3 4.650%, 02/15/2028	2,798,000	2,768,388
Series 2024-1, Class A 4.870%, 08/15/2036 (D)	1,963,000	1,936,114
GM Financial Automobile Leasing Trust
Series 2023-2, Class A4 5.090%, 05/20/2027	897,000	891,710
Series 2023-3, Class A4 5.440%, 08/20/2027	610,000	610,000
Series 2024-2, Class A3 5.390%, 07/20/2027	2,123,000	2,122,813
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A3 4.820%, 08/16/2027	1,082,000	1,075,164
Series 2024-2, Class A3 5.100%, 03/16/2029	2,066,000	2,058,191
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (D)	990,000	981,275
Honda Auto Receivables Owner Trust
Series 2024-2, Class A3 5.270%, 11/20/2028	2,887,000	2,885,093
Series 2024-2, Class A4 5.210%, 07/18/2030	2,355,000	2,354,530

20

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A4 5.170%, 04/15/2027 (D)	$1,433,000	$1,424,372
Series 2023-C, Class A4 5.840%, 09/15/2027 (D)	1,011,000	1,016,529
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	963,000	916,057
Series 2022-A, Class A3 2.220%, 10/15/2026	1,218,986	1,195,513
Series 2022-A, Class A4 2.350%, 04/17/2028	606,000	578,560
Series 2023-A, Class A4 4.480%, 07/17/2028	1,261,000	1,238,255
Series 2023-B, Class A3 5.480%, 04/17/2028	781,000	782,599
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A4 5.250%, 02/15/2029	1,392,000	1,389,824
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) 7.031%, 10/15/2031 (A)(D)	280,036	280,910
Series 2016-AA, Class A2B (1 month CME Term SOFR + 2.264%) 7.581%, 12/15/2045 (A)(D)	95,692	96,369
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	505,546	490,907
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	892,094	860,860
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,472,561	1,389,498
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	766,758	716,476
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	104,780	95,445
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	37,967	34,142
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	343,808	300,632
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	92,736	81,265
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	2,401,348	2,077,020
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	1,292,504	1,098,882
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	381,152	330,899
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	3,278,497	2,877,112
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	1,325,850	1,152,900
Nelnet Student Loan Trust
Series 2004-3, Class A5 (90 day Average SOFR + 0.442%) 5.789%, 10/27/2036 (A)	97,688	97,028
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 5.769%, 01/25/2037 (A)	786,113	780,482
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 5.719%, 10/25/2033 (A)	1,852,580	1,832,493
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 5.715%, 03/23/2037 (A)	2,058,649	2,037,907
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 5.735%, 12/24/2035 (A)	$1,452,206	$1,437,432
Series 2005-4, Class A4 (90 day Average SOFR + 0.442%) 5.795%, 03/22/2032 (A)	251,946	243,404
Nissan Auto Lease Trust
Series 2023-B, Class A4 5.610%, 11/15/2027	1,289,000	1,289,481
Series 2024-A, Class A4 4.970%, 09/15/2028	721,000	713,749
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A4 4.450%, 11/15/2029	820,000	806,049
Series 2024-A, Class A3 5.280%, 12/15/2028	3,094,000	3,094,925
Series 2024-A, Class A4 5.180%, 04/15/2031	1,169,000	1,168,456
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	691,403	687,610
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	598,000	589,074
Santander Drive Auto Receivables Trust
Series 2022-3, Class A3 3.400%, 12/15/2026	222,037	221,464
Series 2022-4, Class A3 4.140%, 02/16/2027	615,270	613,085
Series 2022-5, Class A3 4.110%, 08/17/2026	257,501	257,123
Series 2022-6, Class A3 4.490%, 11/16/2026	1,041,365	1,039,069
Series 2022-7, Class A3 5.750%, 04/15/2027	603,005	602,920
SBNA Auto Lease Trust
Series 2024-A, Class A3 5.390%, 11/20/2026 (D)	1,376,000	1,372,500
Series 2024-A, Class A4 5.240%, 01/22/2029 (D)	1,883,000	1,875,692
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (D)	931,000	927,447
Series 2024-A, Class A4 5.210%, 04/16/2029 (D)	399,000	396,838
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (D)	2,046,000	2,026,952
Series 2024-1A, Class A4 4.940%, 01/21/2031 (D)	347,000	342,830
Series 2024-2A, Class A3 5.330%, 11/20/2029 (D)	1,306,000	1,305,469
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	35,501	34,877
Series 2020-B, Class A1A 1.290%, 07/15/2053 (D)	701,660	640,109
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	2,505,596	2,200,697
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	134,116	129,225
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	119,300	108,578
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	1,012,795	852,130

21

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Synchrony Card Funding LLC Series 2023-A1, Class A 5.540%, 07/15/2029	$3,243,000	$3,252,471
T-Mobile US Trust
Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	1,285,000	1,276,970
Series 2024-1A, Class A 5.050%, 09/20/2029 (D)	2,061,000	2,047,645
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	757,000	758,876
Series 2023-B, Class A3 4.710%, 02/15/2028	1,672,000	1,651,821
Series 2023-C, Class A3 5.160%, 04/17/2028	2,139,000	2,130,827
Verizon Master Trust
Series 2022-2, Class A 1.530%, 07/20/2028	1,023,000	996,453
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	2,260,000	2,214,448
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	1,676,000	1,642,180
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	2,468,000	2,434,521
Series 2023-2, Class A 4.890%, 04/13/2028	925,000	919,747
Series 2023-4, Class A1A 5.160%, 06/20/2029	4,573,000	4,562,917
Series 2024-1, Class A1A 5.000%, 12/20/2028	3,114,000	3,096,424
Volkswagen Auto Loan Enhanced Trust Series 2023-1, Class A3 5.020%, 06/20/2028	1,870,000	1,857,941
WF Card Issuance Trust Series 2024-A1, Class A 4.940%, 02/15/2029	3,947,000	3,930,777
World Financial Network Credit Card Master Trust Series 2024-A, Class A 5.470%, 02/17/2031	1,142,000	1,145,877
World Omni Select Auto Trust Series 2023-A, Class A2A 5.920%, 03/15/2027	767,123	767,405
TOTAL ASSET BACKED SECURITIES (Cost $136,086,607)		$133,526,327
SHORT-TERM INVESTMENTS – 2.5%
Short-term funds – 2.5%
John Hancock Collateral Trust, 5.2280% (G)(H)	33,893	338,822
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2383% (G)	44,589,665	44,589,665
TOTAL SHORT-TERM INVESTMENTS (Cost $44,928,485)		$44,928,487
Total Investments (Core Bond Fund) (Cost $1,941,483,112) – 105.5%		$1,890,871,223
Other assets and liabilities, net – (5.5%)		(98,767,889)
TOTAL NET ASSETS – 100.0%		$1,792,103,334
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
Core Bond Fund (continued)
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $331,880.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 5-31-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Financials – 0.5%
Financial services – 0.1%
Helix Acquisition Corp. II (A)	16,221	$166,265
Insurance – 0.4%
Oscar Health, Inc., Class A (A)	48,622	970,495
		1,136,760
Health care – 98.5%
Biotechnology – 31.2%
ACADIA Pharmaceuticals, Inc. (A)	14,311	216,096
Acumen Pharmaceuticals, Inc. (A)	15,400	45,276
Agios Pharmaceuticals, Inc. (A)	16,507	599,864
Akero Therapeutics, Inc. (A)	17,959	337,988
Alector, Inc. (A)	15,178	74,676
Alkermes PLC (A)	29,505	690,417
Allogene Therapeutics, Inc. (A)	103,566	258,915
Alnylam Pharmaceuticals, Inc. (A)	25,435	3,775,317
Amgen, Inc.	18,929	5,789,435
AnaptysBio, Inc. (A)	4,500	107,730
Annexon, Inc. (A)	18,300	88,389
Apellis Pharmaceuticals, Inc. (A)	15,967	626,705
Apogee Therapeutics, Inc. (A)	15,397	702,719
Arcellx, Inc. (A)	10,881	565,812
Ardelyx, Inc. (A)	61,551	422,240
Argenx SE, ADR (A)	13,677	5,074,441
Ascendis Pharma A/S, ADR (A)	13,560	1,831,956
Atara Biotherapeutics, Inc. (A)	77,700	43,582
Aura Biosciences, Inc. (A)	11,763	86,458
Autolus Therapeutics PLC, ADR (A)	38,774	162,463
Avidity Biosciences, Inc. (A)	54,066	1,452,213
Beam Therapeutics, Inc. (A)	21,048	501,363
BeiGene, Ltd., ADR (A)	12,764	1,899,921
Bicycle Therapeutics PLC, ADR (A)	24,197	536,931
BioCryst Pharmaceuticals, Inc. (A)	12,900	83,334
Biogen, Inc. (A)	5,368	1,207,478
Biohaven, Ltd. (A)	34,915	1,225,517

22

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
BioMarin Pharmaceutical, Inc. (A)	14,415	$1,082,134
Blueprint Medicines Corp. (A)	38,155	4,027,642
Cabaletta Bio, Inc. (A)	10,397	105,945
Cargo Therapeutics, Inc. (A)	36,632	696,008
Celldex Therapeutics, Inc. (A)	25,057	834,398
Centessa Pharmaceuticals PLC, ADR (A)	38,085	328,674
CG Oncology, Inc. (A)	15,411	502,090
Corbus Pharmaceuticals Holdings, Inc. (A)	4,100	175,480
Crinetics Pharmaceuticals, Inc. (A)	19,912	884,292
Cytokinetics, Inc. (A)	9,947	482,529
Day One Biopharmaceuticals, Inc. (A)	2,468	32,750
Denali Therapeutics, Inc. (A)	21,425	397,648
Disc Medicine, Inc. (A)	4,021	136,513
Dyne Therapeutics, Inc. (A)	12,330	393,080
Enanta Pharmaceuticals, Inc. (A)	4,000	49,880
Entrada Therapeutics, Inc. (A)	11,267	174,300
Exact Sciences Corp. (A)	15,093	685,977
Generation Bio Company (A)	45,593	144,986
Geron Corp. (A)	91,424	324,555
Gossamer Bio, Inc. (A)	52,800	31,152
Ideaya Biosciences, Inc. (A)	18,938	692,184
IGM Biosciences, Inc. (A)	17,749	147,849
Immatics NV (A)	36,364	401,095
Immuneering Corp., Class A (A)	33,914	47,140
Immunocore Holdings PLC, ADR (A)	24,161	1,183,406
Immunome, Inc. (A)	33,178	495,679
Insmed, Inc. (A)	51,600	2,840,580
Ionis Pharmaceuticals, Inc. (A)	13,341	501,221
Iovance Biotherapeutics, Inc. (A)	50,734	450,518
Janux Therapeutics, Inc. (A)	3,000	160,500
Krystal Biotech, Inc. (A)	6,845	1,095,542
Kymera Therapeutics, Inc. (A)	24,656	791,704
Kyverna Therapeutics, Inc. (A)	8,388	105,102
Legend Biotech Corp., ADR (A)	20,137	805,681
Lyell Immunopharma, Inc. (A)	138,904	384,764
MacroGenics, Inc. (A)	25,264	103,330
Madrigal Pharmaceuticals, Inc. (A)	7,423	1,753,016
Merus NV (A)	16,012	852,479
Mirum Pharmaceuticals, Inc. (A)	8,272	198,776
Moderna, Inc. (A)	8,500	1,211,675
Monte Rosa Therapeutics, Inc. (A)	37,892	156,115
MoonLake Immunotherapeutics (A)	23,440	953,070
Morphic Holding, Inc. (A)	15,019	456,127
Neurocrine Biosciences, Inc. (A)	14,697	1,990,121
ORIC Pharmaceuticals, Inc. (A)	22,384	201,232
Pharming Group NV (A)	129,911	116,341
Praxis Precision Medicines, Inc. (A)	7,082	336,112
Prelude Therapeutics, Inc. (A)	17,193	66,193
Protagonist Therapeutics, Inc. (A)	13,596	382,727
Prothena Corp. PLC (A)	14,340	298,415
RAPT Therapeutics, Inc. (A)	3,975	15,940
Regeneron Pharmaceuticals, Inc. (A)	8,179	8,016,729
Relay Therapeutics, Inc. (A)	47,360	303,578
Replimune Group, Inc. (A)	28,614	150,796
REVOLUTION Medicines, Inc. (A)	28,657	1,098,423
Rhythm Pharmaceuticals, Inc. (A)	4,719	168,374
Rocket Pharmaceuticals, Inc. (A)	22,903	488,292
Sage Therapeutics, Inc. (A)	16,516	183,493
Sana Biotechnology, Inc. (A)	57,004	427,530
Sarepta Therapeutics, Inc. (A)	4,047	525,543
Scholar Rock Holding Corp. (A)	36,946	346,923
Sensorion SA (A)	181,940	151,588
Soleno Therapeutics, Inc. (A)	7,818	328,981
SpringWorks Therapeutics, Inc. (A)	22,254	922,651
Spyre Therapeutics, Inc. (A)	6,301	220,220
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Summit Therapeutics, Inc. (A)	14,283	$124,048
Taysha Gene Therapies, Inc. (A)	17,700	60,711
Ultragenyx Pharmaceutical, Inc. (A)	19,725	791,762
Vaxcyte, Inc. (A)	15,003	1,054,261
Vera Therapeutics, Inc. (A)	18,051	685,757
Vertex Pharmaceuticals, Inc. (A)	14,916	6,791,851
Viking Therapeutics, Inc. (A)	2,548	158,638
Voyager Therapeutics, Inc. (A)	21,528	180,835
Xencor, Inc. (A)	19,037	452,319
Zai Lab, Ltd., ADR (A)	29,112	517,611
Zentalis Pharmaceuticals, Inc. (A)	27,055	321,413
		83,564,230
Health care equipment and supplies – 16.3%
Becton, Dickinson and Company	12,629	2,929,549
Boston Scientific Corp. (A)	55,574	4,199,727
DexCom, Inc. (A)	13,544	1,608,621
Edwards Lifesciences Corp. (A)	41,805	3,632,436
Enovis Corp. (A)	4,000	201,080
Hologic, Inc. (A)	19,269	1,421,667
IDEXX Laboratories, Inc. (A)	1,000	496,950
Inspire Medical Systems, Inc. (A)	3,964	629,444
Insulet Corp. (A)	3,308	586,145
Intuitive Surgical, Inc. (A)	29,193	11,739,089
Lantheus Holdings, Inc. (A)	6,037	494,008
Novocure, Ltd. (A)	36,607	805,720
Orchestra BioMed Holdings, Inc. (A)	19,166	132,820
Penumbra, Inc. (A)	14,238	2,697,674
PROCEPT BioRobotics Corp. (A)	10,951	727,146
Siemens Healthineers AG (B)	7,023	409,822
Sonova Holding AG	1,861	591,276
Stryker Corp.	28,575	9,746,647
Zimmer Biomet Holdings, Inc.	5,950	685,143
		43,734,964
Health care providers and services – 17.9%
agilon health, Inc. (A)	39,548	249,152
BrightSpring Health Services, Inc. (A)	22,643	254,734
Cardinal Health, Inc.	8,771	870,697
Cencora, Inc.	2,507	568,011
Centene Corp. (A)	19,284	1,380,542
Elevance Health, Inc.	19,225	10,352,278
GeneDx Holdings Corp. (A)	990	19,414
Guardant Health, Inc. (A)	12,857	348,425
HCA Healthcare, Inc.	9,134	3,103,277
Humana, Inc.	4,390	1,572,147
McKesson Corp.	2,227	1,268,477
Molina Healthcare, Inc. (A)	9,659	3,038,528
Surgery Partners, Inc. (A)	17,019	469,724
Tenet Healthcare Corp. (A)	15,799	2,136,341
The Cigna Group	14,475	4,988,375
UnitedHealth Group, Inc.	35,171	17,422,658
		48,042,780
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	1,599	278,626
Life sciences tools and services – 11.8%
10X Genomics, Inc., Class A (A)	34,025	762,841
Agilent Technologies, Inc.	19,467	2,538,691
Bio-Techne Corp.	21,885	1,689,303
Bruker Corp.	8,323	545,240
Danaher Corp.	36,892	9,473,866
ICON PLC (A)	5,343	1,735,513
Pacific Biosciences of California, Inc. (A)	36,880	66,015
Repligen Corp. (A)	4,958	739,188
Revvity, Inc.	6,100	666,486
Thermo Fisher Scientific, Inc.	21,935	12,458,641

23

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
West Pharmaceutical Services, Inc.	2,744	$909,389
		31,585,173
Pharmaceuticals – 21.2%
Alto Neuroscience, Inc. (A)	8,964	107,209
Arvinas, Inc. (A)	17,815	590,389
AstraZeneca PLC, ADR	87,260	6,808,025
Chugai Pharmaceutical Company, Ltd.	11,600	352,939
Daiichi Sankyo Company, Ltd.	20,300	716,571
Elanco Animal Health, Inc. (A)	24,400	431,392
Eli Lilly & Company	36,322	29,796,391
EyePoint Pharmaceuticals, Inc. (A)	14,944	160,050
Intra-Cellular Therapies, Inc. (A)	3,700	248,788
Longboard Pharmaceuticals, Inc. (A)	21,433	404,441
Merck & Company, Inc.	86,570	10,867,998
Neumora Therapeutics, Inc. (A)	16,800	166,320
Novo Nordisk A/S, ADR	32,766	4,432,584
Nuvation Bio, Inc. (A)	16,000	49,600
Ocular Therapeutix, Inc. (A)	15,300	87,210
Pharvaris NV (A)	14,652	277,802
Pliant Therapeutics, Inc. (A)	13,397	162,506
Structure Therapeutics, Inc., ADR (A)	14,989	512,624
Tarsus Pharmaceuticals, Inc. (A)	4,984	164,273
Verona Pharma PLC, ADR (A)	1,590	19,191
Viatris, Inc.	28,971	307,093
WaVe Life Sciences, Ltd. (A)	42,611	263,336
		56,926,732
		264,132,505
Materials – 0.0%
Chemicals – 0.0%
Ginkgo Bioworks Holdings, Inc. (A)	91,101	48,147
TOTAL COMMON STOCKS (Cost $186,594,142)		$265,317,412
PREFERRED SECURITIES – 0.2%
Health care – 0.2%
Life sciences tools and services – 0.2%
Sartorius AG	2,147	569,100
TOTAL PREFERRED SECURITIES (Cost $354,911)		$569,100
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Immunocore Holdings PLC 2.500%, 02/01/2030 (B)	$276,000	251,035
TOTAL CONVERTIBLE BONDS (Cost $276,000)		$251,035
WARRANTS – 0.0%
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $11.50) (A)	7,150	171
REVOLUTION Medicines, Inc. (Expiration Date: 11-14-28; Strike Price: $11.50) (A)	6,524	1,077
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,900	293
TOTAL WARRANTS (Cost $42,435)		$1,541
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2383% (C)	1,355,787	$1,355,787
T. Rowe Price Government Reserve Fund, 5.3584% (C)	132,613	132,613
TOTAL SHORT-TERM INVESTMENTS (Cost $1,488,400)		$1,488,400
Total Investments (Health Sciences Fund) (Cost $188,755,888) – 99.8%		$267,627,488
Other assets and liabilities, net – 0.2%		514,185
TOTAL NET ASSETS – 100.0%		$268,141,673
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 5-31-24.
High Yield Fund
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
Argentina – 0.3%
Provincia de Buenos Aires 6.375%, (6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)	$950,761	$418,335
Republic of Argentina
1.000%, 07/09/2029	54,775	31,871
3.625%, (3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	466,895	204,904
		655,110
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $843,921)		$655,110
CORPORATE BONDS – 83.2%
Communication services – 10.3%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	873,000	899,190
Allen Media LLC 10.500%, 02/15/2028 (A)	1,860,000	842,639
Altice Financing SA 5.750%, 08/15/2029 (A)	1,050,000	779,431
Altice France Holding SA 10.500%, 05/15/2027 (A)	770,000	284,894
Altice France SA
5.125%, 07/15/2029 (A)	900,000	603,591
5.500%, 01/15/2028 (A)	840,000	588,151
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)	1,350,000	994,614
Banijay Entertainment SASU 8.125%, 05/01/2029 (A)	510,000	521,367
CCO Holdings LLC
4.250%, 01/15/2034 (A)	1,440,000	1,072,929
4.500%, 05/01/2032	1,740,000	1,380,322
4.750%, 02/01/2032 (A)	350,000	281,831
Charter Communications Operating LLC 3.700%, 04/01/2051	540,000	330,533

24

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)	$700,000	$574,704
CSC Holdings LLC
4.500%, 11/15/2031 (A)	330,000	201,855
5.000%, 11/15/2031 (A)	430,000	179,488
5.750%, 01/15/2030 (A)	660,000	285,190
6.500%, 02/01/2029 (A)	1,330,000	899,908
11.250%, 05/15/2028 (A)	430,000	346,958
CSC Holdings LLC 11.750%, 01/31/2029 (A)	510,000	405,301
Directv Financing LLC 5.875%, 08/15/2027 (A)	840,000	788,770
DISH DBS Corp.
5.125%, 06/01/2029	1,020,000	406,176
5.750%, 12/01/2028 (A)	1,210,000	843,003
5.875%, 11/15/2024	110,000	104,746
7.750%, 07/01/2026	1,800,000	1,144,647
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	860,000	811,614
Gray Television, Inc. 5.375%, 11/15/2031 (A)	980,000	544,246
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	30,000	15,858
5.250%, 08/15/2027 (A)	780,000	430,880
Match Group Holdings II LLC 4.625%, 06/01/2028 (A)	510,000	474,320
Sunrise HoldCo IV BV 5.500%, 01/15/2028 (A)	400,000	384,503
Telecom Italia Capital SA
6.000%, 09/30/2034	35,000	29,549
6.000%, 09/30/2034 (A)	535,000	512,995
Time Warner Cable LLC 7.300%, 07/01/2038	400,000	405,805
Univision Communications, Inc. 8.000%, 08/15/2028 (A)	410,000	403,815
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	550,000	497,552
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	500,000	415,039
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	430,000	372,881
		20,059,295
Consumer discretionary – 18.3%
Academy, Ltd. 6.000%, 11/15/2027 (A)	490,000	481,606
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	476,000	456,479
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029	1,000,000	910,470
American News Company LLC 8.500%, (8.500% Cash or 10.000% PIK), 09/01/2026 (A)	792,377	881,519
Bath & Body Works, Inc. 6.625%, 10/01/2030 (A)	480,000	480,648
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	480,000	443,304
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)	770,000	695,630
6.500%, 02/15/2032 (A)	520,000	514,203
7.000%, 02/15/2030 (A)	190,000	192,052
Carnival Corp.
5.750%, 03/01/2027 (A)	470,000	461,344
6.000%, 05/01/2029 (A)	1,050,000	1,026,218
7.000%, 08/15/2029 (A)	400,000	410,832
10.500%, 06/01/2030 (A)	1,150,000	1,250,030
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (A)		$620,000	$671,236
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)		980,000	895,354
Carriage Services, Inc. 4.250%, 05/15/2029 (A)		420,000	372,451
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)		550,000	475,100
Empire Communities Corp. 9.750%, 05/01/2029 (A)		630,000	642,682
Fertitta Entertainment LLC 4.625%, 01/15/2029 (A)		400,000	359,821
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015 (A)(B)		2,983,778	298
Foot Locker, Inc. 4.000%, 10/01/2029 (A)(C)		760,000	629,520
Ford Motor Company
3.250%, 02/12/2032		400,000	328,767
6.100%, 08/19/2032		30,000	29,918
Ford Motor Credit Company LLC 7.350%, 03/06/2030		520,000	548,080
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)		1,110,000	1,048,414
Garrett Motion Holdings, Inc. 7.750%, 05/31/2032 (A)		490,000	493,215
Gates Corp. 6.875%, 07/01/2029 (A)		340,000	343,265
Global Auto Holdings, Ltd. 8.750%, 01/15/2032 (A)		660,000	634,845
Marston's Issuer PLC 7.886%, (SONIA + 2.669%), 07/16/2035 (D)	GBP	380,000	358,357
Melco Resorts Finance, Ltd.
5.375%, 12/04/2029 (A)		$650,000	583,462
7.625%, 04/17/2032 (A)		460,000	454,362
Mohegan Tribal Gaming Authority 13.250%, 12/15/2027 (A)		140,000	158,365
NCL Corp., Ltd.
5.875%, 02/15/2027 (A)		320,000	315,401
7.750%, 02/15/2029 (A)		1,310,000	1,346,170
8.125%, 01/15/2029 (A)		790,000	825,429
8.375%, 02/01/2028 (A)		1,240,000	1,294,205
NCL Finance, Ltd. 6.125%, 03/15/2028 (A)		590,000	577,616
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)		430,000	427,572
PetSmart, Inc. 7.750%, 02/15/2029 (A)		250,000	239,342
Royal Caribbean Cruises, Ltd.
3.700%, 03/15/2028		940,000	873,376
6.250%, 03/15/2032 (A)		1,270,000	1,264,211
7.250%, 01/15/2030 (A)		920,000	950,366
Sally Holdings LLC 6.750%, 03/01/2032		710,000	696,476
Sizzling Platter LLC 8.500%, 11/28/2025 (A)		460,000	463,669
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)		390,000	369,003
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)		280,000	278,286
The Michaels Companies, Inc. 5.250%, 05/01/2028 (A)		740,000	600,228
TopBuild Corp. 3.625%, 03/15/2029 (A)		400,000	359,802

25

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Upbound Group, Inc. 6.375%, 02/15/2029 (A)	$930,000	$896,773
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	310,000	302,681
7.000%, 02/15/2029 (A)	1,590,000	1,592,844
9.125%, 07/15/2031 (A)	1,110,000	1,195,756
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	350,000	336,184
WW International, Inc. 4.500%, 04/15/2029 (A)	1,000,000	420,000
Wynn Macau, Ltd. 5.625%, 08/26/2028 (A)	1,040,000	971,877
Wynn Resorts Finance LLC
5.125%, 10/01/2029 (A)	510,000	479,626
7.125%, 02/15/2031 (A)	390,000	400,447
ZF North America Capital, Inc.
6.875%, 04/23/2032 (A)	740,000	757,022
7.125%, 04/14/2030 (A)	320,000	330,028
		35,796,237
Consumer staples – 0.8%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	300,000	293,251
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	700,000	610,178
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	720,000	665,305
		1,568,734
Energy – 10.4%
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,100,000	1,083,254
Blue Racer Midstream LLC
6.625%, 07/15/2026 (A)	1,100,000	1,098,803
7.250%, 07/15/2032 (A)	640,000	652,069
Chord Energy Corp. 6.375%, 06/01/2026 (A)	950,000	948,477
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	700,000	629,572
Crescent Energy Finance LLC
7.625%, 04/01/2032 (A)	400,000	407,638
9.250%, 02/15/2028 (A)	610,000	645,823
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (E)	230,000	225,295
EQM Midstream Partners LP 6.500%, 07/15/2048	990,000	990,540
Hilcorp Energy I LP
6.250%, 04/15/2032 (A)	670,000	642,257
8.375%, 11/01/2033 (A)	410,000	438,583
Howard Midstream Energy Partners LLC
6.750%, 01/15/2027 (A)	500,000	500,421
8.875%, 07/15/2028 (A)	420,000	440,761
MEG Energy Corp. 5.875%, 02/01/2029 (A)	350,000	339,687
Nabors Industries, Ltd. 7.250%, 01/15/2026 (A)	750,000	751,841
Noble Finance II LLC 8.000%, 04/15/2030 (A)	430,000	443,567
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	700,000	711,694
Permian Resources Operating LLC
5.875%, 07/01/2029 (A)	600,000	587,987
7.000%, 01/15/2032 (A)	780,000	796,856
8.000%, 04/15/2027 (A)	180,000	184,718
9.875%, 07/15/2031 (A)	620,000	685,988
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Range Resources Corp. 8.250%, 01/15/2029	$800,000	$831,190
Shelf Drilling Holdings, Ltd. 9.625%, 04/15/2029 (A)	700,000	677,450
SilverBow Resources, Inc. 13.079%, (3 month CME Term SOFR + 7.750%), 12/15/2028 (A)(D)	960,000	998,400
Southwestern Energy Company 4.750%, 02/01/2032	930,000	842,953
Summit Midstream Holdings LLC 10.000%, 10/15/2026 (A)	430,000	441,179
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	670,000	631,435
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	280,000	234,871
4.125%, 08/15/2031 (A)	420,000	370,931
6.250%, 01/15/2030 (A)	500,000	501,203
Venture Global LNG, Inc. 9.875%, 02/01/2032 (A)	1,440,000	1,544,105
		20,279,548
Financials – 11.0%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	350,000	318,058
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	860,000	718,613
Banco Santander SA 9.625%, (9.625% to 11-21-33, then 5 Year CMT + 5.298%), 05/21/2033 (E)	600,000	658,118
Barclays PLC 8.000%, (8.000% to 6-15-24, then 5 Year CMT + 5.672%), 06/15/2024 (E)	400,000	399,681
BNP Paribas SA
7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(E)	820,000	820,568
7.750%, (7.750% to 8-16-29, then 5 Year CMT + 4.899%), 08/16/2029 (A)(E)	540,000	552,617
8.000%, (8.000% to 8-22-31, then 5 Year CMT + 3.727%), 08/22/2031 (A)(C)(E)	210,000	213,090
Boost Newco Borrower LLC 7.500%, 01/15/2031 (A)	810,000	839,534
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	300,000	290,317
6.875%, 04/15/2030 (A)	630,000	616,474
9.250%, 07/01/2031 (A)	570,000	598,263
Citigroup, Inc. 7.200%, (7.200% to 5-15-29, then 5 Year CMT + 2.905), 05/15/2029 (E)	550,000	560,133
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	720,000	572,588
Credit Agricole SA 8.125%, (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%), 12/23/2025 (A)(E)	560,000	571,197
FirstCash, Inc.
4.625%, 09/01/2028 (A)	530,000	496,964
5.625%, 01/01/2030 (A)	170,000	161,071
6.875%, 03/01/2032 (A)	390,000	386,738
Five Point Operating Company LP 10.500%, (10.500% to 11-15-24, then 11.000% to 11-15-26, then 12.000% thereafter), 01/15/2028 (A)	537,335	552,915

26

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Global Aircraft Leasing Company, Ltd. 6.500%, (6.500% Cash or 7.250% PIK), 09/15/2024 (A)	$1,219,209	$1,159,796
Highlands Holdings Bond Issuer, Ltd. 7.625%, (7.625% Cash or 8.375% PIK), 10/15/2025 (A)	977,637	976,944
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)	640,000	540,603
Jane Street Group
4.500%, 11/15/2029 (A)	250,000	231,469
7.125%, 04/30/2031 (A)	720,000	733,020
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	230,000	215,671
4.750%, 06/15/2029 (A)	490,000	442,830
Lloyds Banking Group PLC 8.000%, (8.000% to 3-27-30, then 5 Year CMT + 3.913%), 09/27/2029 (E)	810,000	817,072
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	450,000	384,472
6.500%, 05/01/2028 (A)	390,000	363,527
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	600,000	518,620
4.000%, 10/15/2033 (A)	890,000	738,924
Ryan Specialty LLC 4.375%, 02/01/2030 (A)	670,000	618,135
Starwood Property Trust, Inc. 7.250%, 04/01/2029 (A)	370,000	367,967
StoneX Group, Inc. 7.875%, 03/01/2031 (A)	400,000	409,356
The Bank of Nova Scotia 8.000%, (8.000% to 1-27-29, then 5 Year CMT + 4.017%), 01/27/2084	380,000	387,335
The Charles Schwab Corp. 4.000%, (4.000% to 12-1-30, then 10 Year CMT + 3.079%), 12/01/2030 (E)	370,000	308,157
The Toronto-Dominion Bank 8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082	550,000	570,041
UBS AG 3.625%, 09/09/2024	250,000	248,591
UBS Group AG
6.537%, (6.537% to 8-12-32, then Overnight SOFR + 3.920%), 08/12/2033 (A)	330,000	347,560
7.750%, (7.750% to 4-12-31, then 5 Year SOFR ICE Swap Rate + 4.160%), 04/12/2031 (A)(E)	220,000	222,526
9.016%, (9.016% to 11-15-32, then Overnight SOFR + 5.020%), 11/15/2033 (A)	340,000	411,993
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (A)(E)	430,000	459,102
UniCredit SpA 5.459%, (5.459% to 6-30-30, then 5 Year CMT + 4.750%), 06/30/2035 (A)	790,000	741,929
		21,542,579
Health care – 6.3%
Akumin, Inc. 8.000%, (8.000% Cash and 0.000% PIK), 08/01/2027 (A)	1,000,000	835,000
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	390,000	353,862
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Bausch Health Companies, Inc.
6.125%, 02/01/2027 (A)	$180,000	$149,467
6.250%, 02/15/2029 (A)	2,081,000	1,113,335
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)	420,000	348,643
6.125%, 04/01/2030 (A)	70,000	49,916
6.875%, 04/15/2029 (A)	1,710,000	1,338,123
10.875%, 01/15/2032 (A)	1,110,000	1,146,901
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (A)	490,000	502,259
LifePoint Health, Inc.
9.875%, 08/15/2030 (A)	1,100,000	1,176,983
11.000%, 10/15/2030 (A)	260,000	286,428
Medline Borrower LP
3.875%, 04/01/2029 (A)	280,000	254,850
5.250%, 10/01/2029 (A)	740,000	697,580
6.250%, 04/01/2029 (A)	490,000	490,099
Sotera Health Holdings LLC 7.375%, 06/01/2031 (A)	990,000	981,469
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	760,000	738,628
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/2027	300,000	288,255
5.125%, 05/09/2029	500,000	478,211
7.875%, 09/15/2029	200,000	213,218
8.125%, 09/15/2031	520,000	570,839
US Renal Care, Inc. 10.625%, 06/28/2028 (A)	390,500	343,640
		12,357,706
Industrials – 14.3%
AAR Escrow Issuer LLC 6.750%, 03/15/2029 (A)	590,000	599,089
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)	430,000	429,140
AerCap Holdings NV 5.875%, (5.875% to 10-10-24, then 5 Year CMT + 4.535%), 10/10/2079	430,000	427,109
Allied Universal Holdco LLC 6.625%, 07/15/2026 (A)	62,000	61,964
American Airlines, Inc.
5.750%, 04/20/2029 (A)	1,370,000	1,324,879
7.250%, 02/15/2028 (A)	490,000	489,291
8.500%, 05/15/2029 (A)	800,000	825,141
Anagram International, Inc. 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)(B)	101,368	1,267
ATS Corp. 4.125%, 12/15/2028 (A)	460,000	413,580
Beacon Roofing Supply, Inc. 6.500%, 08/01/2030 (A)	300,000	300,266
Bombardier, Inc.
7.250%, 07/01/2031 (A)	670,000	683,976
7.500%, 02/01/2029 (A)(C)	620,000	641,365
7.875%, 04/15/2027 (A)	166,000	166,176
8.750%, 11/15/2030 (A)	800,000	858,394
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)	680,000	671,570
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)	360,000	359,368
CoreCivic, Inc. 8.250%, 04/15/2029	1,220,000	1,274,033

27

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	340,000	$241,040
EquipmentShare.com, Inc. 8.625%, 05/15/2032 (A)		$560,000	579,918
Esab Corp. 6.250%, 04/15/2029 (A)		440,000	441,008
GFL Environmental, Inc. 6.750%, 01/15/2031 (A)		680,000	693,612
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		210,000	188,326
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (A)		500,000	512,120
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)		190,000	188,108
Madison IAQ LLC
4.125%, 06/30/2028 (A)		250,000	231,655
5.875%, 06/30/2029 (A)		850,000	787,847
Miter Brands Acquisition Holdco, Inc. 6.750%, 04/01/2032 (A)		570,000	566,217
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)		360,000	328,123
Park-Ohio Industries, Inc. 6.625%, 04/15/2027		360,000	344,276
PM General Purchaser LLC 9.500%, 10/01/2028 (A)		1,500,000	1,523,615
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)		690,000	677,399
R.R. Donnelley & Sons Company 9.750%, 07/31/2028 (A)		380,000	413,250
Reworld Holding Corp. 4.875%, 12/01/2029 (A)		570,000	519,484
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)		780,000	712,472
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)		1,402,000	1,052,769
Stena International SA 7.250%, 01/15/2031 (A)		470,000	478,198
The GEO Group, Inc.
8.625%, 04/15/2029 (A)		420,000	432,308
10.250%, 04/15/2031 (A)		1,020,000	1,073,460
Titan International, Inc. 7.000%, 04/30/2028		520,000	503,368
TransDigm, Inc.
6.625%, 03/01/2032 (A)		540,000	541,601
6.750%, 08/15/2028 (A)		420,000	424,763
7.125%, 12/01/2031 (A)		400,000	410,286
Tutor Perini Corp. 11.875%, 04/30/2029 (A)		900,000	960,932
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026		156,240	153,497
United Airlines, Inc. 4.625%, 04/15/2029 (A)		200,000	184,860
United Rentals North America, Inc.
3.875%, 02/15/2031		360,000	316,745
5.250%, 01/15/2030		300,000	287,987
6.125%, 03/15/2034 (A)		280,000	274,694
Vertiv Group Corp. 4.125%, 11/15/2028 (A)		360,000	333,693
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)		880,000	706,616
7.875%, 05/01/2027 (A)		250,000	226,337
9.500%, 06/01/2028 (A)		80,000	72,759
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
XPO CNW, Inc. 6.700%, 05/01/2034	$740,000	$782,638
XPO, Inc. 7.125%, 02/01/2032 (A)	250,000	254,577
		27,947,166
Information technology – 3.5%
CA Magnum Holdings 5.375%, 10/31/2026 (A)	430,000	409,586
Central Parent, Inc. 7.250%, 06/15/2029 (A)	500,000	502,694
Cloud Software Group, Inc.
8.250%, 06/30/2032 (A)	660,000	666,578
9.000%, 09/30/2029 (A)	440,000	425,765
CommScope Technologies LLC 5.000%, 03/15/2027 (A)	1,040,000	426,400
CommScope, Inc. 4.750%, 09/01/2029 (A)	1,400,000	1,008,000
Elastic NV 4.125%, 07/15/2029 (A)	750,000	670,578
Gen Digital, Inc. 7.125%, 09/30/2030 (A)(C)	410,000	416,289
NCR Atleos Corp. 9.500%, 04/01/2029 (A)	660,000	712,046
Open Text Corp. 6.900%, 12/01/2027 (A)	430,000	441,129
Rackspace Finance LLC 3.500%, 05/15/2028 (A)	702,000	277,164
Vericast Corp. 11.000%, 09/15/2026 (A)	860,000	924,500
		6,880,729
Materials – 4.4%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	1,220,000	283,625
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)	1,000,000	825,578
Canpack SA 3.875%, 11/15/2029 (A)	750,000	658,607
Cascades, Inc. 5.375%, 01/15/2028 (A)	400,000	381,024
First Quantum Minerals, Ltd.
6.875%, 10/15/2027 (A)	700,000	689,046
8.625%, 06/01/2031 (A)	260,000	258,745
9.375%, 03/01/2029 (A)	1,470,000	1,533,917
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,160,000	1,091,700
Hudbay Minerals, Inc. 6.125%, 04/01/2029 (A)	900,000	887,632
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	700,000	659,983
Midwest Vanadium Proprietary, Ltd. 13.250%, 02/15/2018 (A)(B)	1,951,648	1,952
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(B)	1,140,000	11
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/2028 (A)	490,000	473,010
8.875%, 11/15/2031 (A)	380,000	400,111
Summit Materials LLC 5.250%, 01/15/2029 (A)	500,000	481,546
		8,626,487
Real estate – 2.4%
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031 (A)	200,000	210,258

28

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Diversified Healthcare Trust
4.375%, 03/01/2031	$500,000	$361,284
4.750%, 02/15/2028	270,000	222,161
9.750%, 06/15/2025	170,000	170,108
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	290,000	276,571
5.000%, 03/01/2028 (A)	420,000	401,349
IIP Operating Partnership LP 5.500%, 05/25/2026	1,030,000	980,175
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	170,000	153,219
MPT Operating Partnership LP
3.500%, 03/15/2031	300,000	194,704
4.625%, 08/01/2029	250,000	182,001
Service Properties Trust
5.500%, 12/15/2027	640,000	587,902
8.375%, 06/15/2029 (F)	620,000	607,798
8.625%, 11/15/2031 (A)	300,000	314,086
		4,661,616
Utilities – 1.5%
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	460,000	412,814
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)	810,000	574,857
TransAlta Corp. 7.750%, 11/15/2029	380,000	395,317
Vistra Operations Company LLC
6.875%, 04/15/2032 (A)	910,000	915,908
7.750%, 10/15/2031 (A)	580,000	602,662
		2,901,558
TOTAL CORPORATE BONDS (Cost $180,090,532)		$162,621,655
CONVERTIBLE BONDS – 0.6%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	700,000	447,947
Consumer discretionary – 0.2%
DraftKings Holdings, Inc. 5.839%, 03/15/2028 (G)	530,000	426,120
Industrials – 0.1%
Bloom Energy Corp. 3.000%, 06/01/2029 (A)	170,000	174,845
Utilities – 0.1%
NextEra Energy Partners LP 2.500%, 06/15/2026 (A)(C)	220,000	199,668
TOTAL CONVERTIBLE BONDS (Cost $1,535,724)		$1,248,580
TERM LOANS (H) – 6.0%
Communication services – 0.2%
Gray Television, Inc., 2024 Term Loan B 05/23/2029 TBD (I)	440,000	422,950
Consumer discretionary – 1.6%
Adtalem Global Education, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 8.829%, 08/11/2028	253,313	253,736
Clarios Global LP, 2024 Term Loan B (1 month CME Term SOFR + 3.000%) 8.329%, 05/06/2030	389,025	390,970
First Brands Group LLC, 2021 Term Loan (3 month CME Term SOFR + 5.000%) 10.591%, 03/30/2027	358,900	354,733
High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
Consumer discretionary (continued)
Peloton Interactive, Inc., 2024 Term Loan B 05/23/2029 TBD (I)	$10,000	$10,000
Spencer Spirit IH LLC, Term Loan B (1 month CME Term SOFR + 6.000%) 11.420%, 06/19/2026	687,207	686,994
Station Casinos LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%) 7.579%, 03/14/2031	740,000	741,487
Upbound Group, Inc., 2021 First Lien Term Loan B (1 month CME Term SOFR + 2.750%) 8.079%, 02/17/2028	581,081	582,052
		3,019,972
Financials – 1.0%
Acrisure LLC, 2020 Term Loan B (1 month CME Term SOFR + 3.500%) 8.944%, 02/15/2027	518,400	517,897
Asurion LLC, 2021 Term Loan B9 (1 month CME Term SOFR + 3.250%) 8.694%, 07/31/2027	776,000	762,529
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%) 9.429%, 08/19/2028	462,950	457,228
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (3 month CME Term SOFR + 6.750%) 12.321%, 04/07/2028	250,000	249,298
		1,986,952
Health care – 0.6%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.250%) 8.563%, 05/01/2031	400,000	401,252
Eyecare Partners LLC, 2020 Term Loan (3 month CME Term SOFR + 3.750%) 10.037%, 02/18/2027	239,383	109,398
Eyecare Partners LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 4.500%) 9.824%, 11/15/2028	434,500	217,250
LifePoint Health, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.750%) 10.056%, 11/16/2028	477,073	480,217
		1,208,117
Industrials – 0.9%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%) 9.179%, 05/12/2028	780,000	779,867
Genesee & Wyoming, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.000%) 7.301%, 04/10/2031	420,000	420,907
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%) 10.733%, 06/21/2027	312,000	318,948
United Airlines, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 8.071%, 02/22/2031	230,000	230,534
		1,750,256
Information technology – 1.5%
Dcert Buyer, Inc., 2019 Term Loan B (1 month CME Term SOFR + 4.000%) 9.329%, 10/16/2026	678,788	675,021
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month CME Term SOFR + 7.000%) 12.329%, 02/19/2029	880,000	792,370

29

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
Information technology (continued)
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month CME Term SOFR + 4.250%) 9.679%, 11/29/2025	$543,901	$530,216
MRI Software LLC, 2020 Term Loan (3 month CME Term SOFR + 5.500%) 10.902%, 02/10/2027	68,487	67,418
MRI Software LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.500%) 10.902%, 02/10/2027	119,078	117,220
Neptune Bidco US, Inc., 2022 USD Term Loan B (3 month CME Term SOFR + 5.000%) 10.406%, 04/11/2029	237,600	227,435
Peraton Corp., Term Loan B (1 month CME Term SOFR + 3.750%) 9.179%, 02/01/2028	427,205	427,355
		2,837,035
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) 10.000%, 12/31/2027 (J)	511,968	464,611
TOTAL TERM LOANS (Cost $12,089,200)		$11,689,893
ASSET BACKED SECURITIES – 7.2%
AGL CLO, Ltd. Series 2021-11A, Class E (3 month CME Term SOFR + 6.622%) 11.950%, 04/15/2034 (A)(D)	350,000	351,571
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 8.217%, 01/17/2032 (A)(D)	440,000	440,740
ALM, Ltd. Series 2020-1A, Class D (3 month CME Term SOFR + 6.262%) 11.590%, 10/15/2029 (A)(D)	560,000	559,725
Ares CLO, Ltd. Series 2017-44A, Class CR (3 month CME Term SOFR + 3.662%) 8.990%, 04/15/2034 (A)(D)	410,000	411,495
Balboa Bay Loan Funding, Ltd. Series 2022-1A, Class D (3 month CME Term SOFR + 4.000%) 9.325%, 04/20/2034 (A)(D)	290,000	290,287
Ballyrock CLO, Ltd. Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 12.435%, 04/20/2035 (A)(D)	450,000	450,690
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month CME Term SOFR + 3.162%) 8.486%, 07/20/2029 (A)(D)	250,000	250,809
Series 2020-4A, Class E (3 month CME Term SOFR + 5.942%) 11.266%, 01/20/2032 (A)(D)	350,000	348,106
Series 2023-3A, Class D (3 month CME Term SOFR + 4.500%) 9.829%, 10/15/2036 (A)(D)	250,000	252,357
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month CME Term SOFR + 3.362%) 8.690%, 07/15/2034 (A)(D)	250,000	242,768
High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class E (3 month CME Term SOFR + 6.792%) 12.118%, 04/19/2034 (A)(D)	$170,000	$165,422
Dryden CLO, Ltd. Series 2018-70A, Class E (3 month CME Term SOFR + 6.312%) 11.639%, 01/16/2032 (A)(D)	750,000	750,376
Galaxy XXII CLO, Ltd. Series 2016-22A, Class DRR (3 month CME Term SOFR + 3.612%) 8.939%, 04/16/2034 (A)(D)	290,000	290,411
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 2.762%) 8.090%, 04/15/2031 (A)(D)	530,000	529,338
Series 2018-1A, Class E (3 month CME Term SOFR + 5.212%) 10.540%, 04/15/2031 (A)(D)	750,000	741,800
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 9.227%, 04/17/2034 (A)(D)	390,000	390,450
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month CME Term SOFR + 5.962%) 11.286%, 01/20/2030 (A)(D)	440,000	441,463
Halsey Point CLO I, Ltd. Series 2019-1A, Class E (3 month CME Term SOFR + 7.962%) 13.286%, 01/20/2033 (A)(D)	600,000	599,933
ICG US CLO, Ltd. Series 2022-1A, Class DJ (3 month CME Term SOFR + 5.730%) 11.055%, 07/20/2035 (A)(D)	300,000	297,733
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 11.729%, 04/15/2035 (A)(D)	250,000	250,557
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month CME Term SOFR + 3.382%) 8.710%, 07/15/2031 (A)(D)	670,000	650,539
Mountain View CLO XVI, Ltd. Series 2022-1A, Class DR (3 month CME Term SOFR + 4.190%) 9.519%, 04/15/2034 (A)(D)	340,000	340,777
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2017-25A, Class DR (3 month CME Term SOFR + 3.112%) 8.439%, 10/18/2029 (A)(D)	250,000	250,000
Series 2018-28A, Class D (3 month CME Term SOFR + 3.112%) 8.436%, 04/20/2030 (A)(D)	340,000	340,229
Oaktree CLO, Ltd. Series 2022-2A, Class DR (3 month CME Term SOFR + 4.500%) 9.829%, 07/15/2033 (A)(D)	500,000	500,630
Octagon 55, Ltd. Series 2021-1A, Class D (3 month CME Term SOFR + 3.362%) 8.686%, 07/20/2034 (A)(D)	410,000	410,560
OZLM XI, Ltd. Series 2015-11A, Class CR (3 month CME Term SOFR + 3.862%) 9.191%, 10/30/2030 (A)(D)	1,000,000	1,000,752

30

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class CR (3 month CME Term SOFR + 3.000%) 8.329%, 04/15/2031 (A)(D)	$310,000	$310,386
Rockland Park CLO, Ltd. Series 2021-1A, Class E (3 month CME Term SOFR + 6.512%) 11.836%, 04/20/2034 (A)(D)	200,000	201,064
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month CME Term SOFR + 7.512%) 12.836%, 07/20/2034 (A)(D)	390,000	390,053
Symphony CLO XXII, Ltd. Series 2020-22A, Class D (3 month CME Term SOFR + 3.412%) 8.739%, 04/18/2033 (A)(D)	500,000	495,607
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR2 (3 month CME Term SOFR + 3.362%) 8.690%, 10/13/2032 (A)(D)	300,000	297,178
Trinitas CLO XXVI, Ltd. Series 2023-26A, Class D (3 month CME Term SOFR + 4.500%) 9.825%, 01/20/2035 (A)(D)	500,000	507,250
Valley Stream Park CLO, Ltd. Series 2022-1A, Class DR (3 month CME Term SOFR + 4.150%) 9.475%, 10/20/2034 (A)(D)	320,000	322,055
TOTAL ASSET BACKED SECURITIES (Cost $13,926,923)		$14,073,111
COMMON STOCKS – 0.4%
Communication services – 0.0%
New Cotai, Inc., Class B (J)(K)(L)	11	0
Energy – 0.3%
Chord Energy Corp.	3,199	593,127
KCAD Holdings I, Ltd. (J)(K)(L)	752,218,031	752
MWO Holdings LLC (J)(K)(L)	1,134	7,053
Permian Production (J)(L)	35,417	21,250
		622,182
Health care – 0.1%
Endo, Inc. (L)	3,956	110,440
TOTAL COMMON STOCKS (Cost $7,520,306)		$732,622
PREFERRED SECURITIES – 0.3%
Energy – 0.3%
Equitrans Midstream Corp., 13.758% (3 month LIBOR + 8.150%) (D)	32,338	703,352
TOTAL PREFERRED SECURITIES (Cost $719,521)		$703,352
ESCROW SHARES – 0.1%
Arctic Canadian Diamonds Holding Units (J)(L)	518	56,298
TOTAL ESCROW SHARES (Cost $0)		$56,298
ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc. (J)(L)	$4,380,000	0
Par Pharmaceutical, Inc. (A)(J)(L)	770,000	25,256
TOTAL ESCROW CERTIFICATES (Cost $0)		$25,256
High Yield Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
John Hancock Collateral Trust, 5.2280% (M)(N)	85,755	$857,269
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.2368% (M)	195,419	195,419
TOTAL SHORT-TERM INVESTMENTS (Cost $1,052,745)		$1,052,688
Total Investments (High Yield Fund) (Cost $217,778,872) – 98.6%		$192,858,565
Other assets and liabilities, net – 1.4%		2,690,386
TOTAL NET ASSETS – 100.0%		$195,548,951
Currency Abbreviations
CAD	Canadian Dollar
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $151,954,588 or 77.7% of the fund's net assets as of 5-31-24.
(B)	Non-income producing - Issuer is in default.
(C)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $825,542.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Security purchased or sold on a when-issued or delayed delivery basis.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(K)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(L)	Non-income producing security.
(M)	The rate shown is the annualized seven-day yield as of 5-31-24.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

31

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	117	Long	Sep 2024	$12,404,913	$12,378,234	$(26,679)
						$(26,679)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	587,667	USD	737,075	MSCS	7/19/2024	$11,927	—
MXN	1,466,420	USD	88,240	JPM	7/19/2024	—	$(2,419)
USD	146,689	CAD	200,571	MSCS	7/19/2024	—	(607)
USD	271,461	EUR	254,004	MSCS	7/19/2024	—	(4,702)
						$11,927	$(7,728)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Transocean, Inc.	853,000	USD	$853,000	1.000%	Quarterly	Dec 2028	$117,474	$(42,493)	$74,981
Centrally cleared	General Motors Company	430,000	USD	430,000	3.000%	Quarterly	Jun 2029	(69,073)	(9,882)	(78,955)
				$1,283,000				$48,401	$(52,375)	$(3,974)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Nabors Industries, Inc.	4.712%	853,000	USD	$853,000	1.000%	Quarterly	Dec 2028	$(172,748)	$57,685	$(115,063)
Centrally cleared	American Axle & Manufacturing, Inc.	3.186%	317,000	USD	317,000	5.000%	Quarterly	Jun 2029	8,015	19,207	27,222
Centrally cleared	Calpine Corp.	1.823%	860,000	USD	860,000	5.000%	Quarterly	Jun 2029	116,705	9,967	126,672
Centrally cleared	CDX.NA.HY.41	3.337%	3,609,000	USD	3,609,000	5.000%	Quarterly	Jun 2029	235,716	44,844	280,560
Centrally cleared	Ford Motor Credit Company LLC	1.540%	1,430,000	USD	1,430,000	5.000%	Quarterly	Jun 2029	207,781	23,250	231,031
					$7,069,000				$395,469	$154,953	$550,422
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 96.1%
Australia - 4.4%
Ampol, Ltd.	31,277	$725,272
32

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
ANZ Group Holdings, Ltd.	402,752	$7,601,495
APA Group	171,342	943,057
Aristocrat Leisure, Ltd.	77,308	2,323,986
ASX, Ltd.	26,176	1,090,038
Aurizon Holdings, Ltd.	245,448	603,150
BHP Group, Ltd.	679,839	20,233,571
BlueScope Steel, Ltd.	59,801	843,905
Brambles, Ltd.	185,891	1,766,993
carsales.com, Ltd.	47,522	1,109,664
Cochlear, Ltd.	8,731	1,881,460
Coles Group, Ltd.	178,551	1,957,454
Commonwealth Bank of Australia	225,195	17,999,632
Computershare, Ltd.	71,626	1,265,985
CSL, Ltd.	64,801	12,129,985
Dexus	146,310	663,797
EBOS Group, Ltd.	14,853	301,987
Endeavour Group, Ltd.	202,586	671,582
Fortescue, Ltd.	227,789	3,764,247
Goodman Group	230,198	5,173,580
IDP Education, Ltd.	35,181	376,441
Insurance Australia Group, Ltd.	330,420	1,368,564
Macquarie Group, Ltd.	49,563	6,327,790
Medibank Private, Ltd.	371,516	923,232
Mineral Resources, Ltd.	23,505	1,129,385
Mirvac Group	533,509	700,702
National Australia Bank, Ltd.	419,006	9,490,273
Northern Star Resources, Ltd.	152,317	1,456,186
Orica, Ltd.	64,755	792,426
Origin Energy, Ltd.	230,170	1,566,400
Pilbara Minerals, Ltd.	378,889	964,564
Qantas Airways, Ltd. (A)	115,460	474,511
QBE Insurance Group, Ltd.	203,908	2,424,284
Ramsay Health Care, Ltd.	24,462	769,836
REA Group, Ltd.	6,976	872,403
Reece, Ltd.	30,767	534,018
Rio Tinto, Ltd.	49,966	4,297,795
Santos, Ltd.	428,475	2,177,126
Scentre Group	696,220	1,469,099
SEEK, Ltd.	47,126	709,669
Seven Group Holdings, Ltd.	26,832	703,303
Sonic Healthcare, Ltd.	60,755	988,913
South32, Ltd.	602,864	1,597,317
Stockland	322,491	971,762
Suncorp Group, Ltd.	175,175	1,860,579
Telstra Group, Ltd.	542,486	1,256,424
The GPT Group	260,801	731,626
The Lottery Corp., Ltd.	293,600	956,091
Transurban Group	413,014	3,451,587
Treasury Wine Estates, Ltd.	109,016	824,120
Vicinity, Ltd.	519,284	678,796
Washington H. Soul Pattinson & Company, Ltd.	31,312	649,480
Wesfarmers, Ltd.	152,370	6,609,988
Westpac Banking Corp.	469,828	8,158,779
WiseTech Global, Ltd.	22,345	1,452,298
Woodside Energy Group, Ltd.	252,876	4,679,093
Woolworths Group, Ltd.	163,103	3,439,752
		160,885,452
Austria - 0.1%
Erste Group Bank AG	50,518	2,482,457
OMV AG	21,193	1,071,059
Verbund AG	9,791	803,907
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
voestalpine AG	17,078	$499,855
		4,857,278
Belgium - 0.5%
Ageas SA/NV	24,130	1,203,787
Anheuser-Busch InBev SA/NV	122,771	7,745,792
D'ieteren Group	3,075	671,488
Elia Group SA/NV	4,136	421,265
Groupe Bruxelles Lambert NV	12,248	939,258
KBC Group NV	35,125	2,565,195
Lotus Bakeries NV	58	615,432
Sofina SA	2,182	530,960
Syensqo SA	10,564	1,057,276
UCB SA	17,883	2,508,453
Umicore SA	29,526	584,797
Warehouses De Pauw CVA	24,658	722,712
		19,566,415
Brazil - 0.6%
Ambev SA	417,600	919,358
Atacadao SA	57,800	109,196
B3 SA - Brasil Bolsa Balcao	503,560	1,026,127
Banco Bradesco SA	132,338	288,573
Banco BTG Pactual SA	106,700	641,919
Banco do Brasil SA	151,400	781,955
Banco Santander Brasil SA	30,500	161,187
BB Seguridade Participacoes SA	64,100	394,300
Caixa Seguridade Participacoes SA	62,900	178,126
CCR SA	80,900	185,499
Centrais Eletricas Brasileiras SA	98,600	653,277
Cia de Saneamento Basico do Estado de Sao Paulo	29,800	419,172
Cia Siderurgica Nacional SA	58,400	145,474
Cosan SA	103,400	268,203
CPFL Energia SA	18,000	116,894
Energisa SA	21,200	184,550
Eneva SA (A)	42,500	100,607
Engie Brasil Energia SA	16,625	137,220
Equatorial Energia SA	89,300	497,103
Hapvida Participacoes e Investimentos SA (A)(B)	427,609	324,927
Hypera SA	33,700	174,247
JBS SA	67,200	369,089
Klabin SA	71,060	274,989
Localiza Rent a Car SA	78,345	637,544
Lojas Renner SA	84,242	210,489
Magazine Luiza SA (A)	29,740	70,174
Natura & Company Holding SA	80,000	226,247
Petroleo Brasileiro SA	321,800	2,494,289
PRIO SA	68,500	542,818
Raia Drogasil SA	110,064	525,492
Rede D'Or Sao Luiz SA (B)	49,800	260,433
Rumo SA	113,900	427,540
Sendas Distribuidora SA (A)	118,200	274,177
Suzano SA	69,727	646,690
Telefonica Brasil SA	36,400	300,162
TIM SA	75,200	227,137
TOTVS SA	47,600	260,350
Ultrapar Participacoes SA	62,200	274,462
Vale SA	297,738	3,583,584
Vibra Energia SA	100,400	411,856
WEG SA	146,340	1,046,500
		20,771,936
Canada - 7.3%
Agnico Eagle Mines, Ltd.	68,228	4,652,990

33

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Air Canada (A)	27,003	$360,582
Alimentation Couche-Tard, Inc.	105,995	6,186,509
AltaGas, Ltd.	42,080	949,382
ARC Resources, Ltd.	82,454	1,560,210
Atco, Ltd., Class I	974	28,242
Bank of Montreal	99,510	8,874,457
Barrick Gold Corp.	241,819	4,125,090
BCE, Inc.	13,226	452,398
Brookfield Asset Management, Ltd., Class A	51,334	2,015,018
Brookfield Corp. (A)	193,094	8,408,327
Brookfield Reinsurance, Ltd. (A)	790	34,204
BRP, Inc.	5,131	320,596
CAE, Inc. (A)	46,108	865,698
Cameco Corp.	59,611	3,307,810
Canadian Apartment Properties REIT	13,144	430,113
Canadian Imperial Bank of Commerce	129,215	6,406,948
Canadian National Railway Company	75,556	9,618,083
Canadian Natural Resources, Ltd.	147,086	11,298,950
Canadian Pacific Kansas City, Ltd.	128,136	10,199,549
Canadian Tire Corp., Ltd., Class A	7,686	767,162
Canadian Utilities, Ltd., Class A	20,753	473,241
CCL Industries, Inc., Class B	21,102	1,087,652
Cenovus Energy, Inc.	193,072	4,024,488
CGI, Inc. (A)	28,750	2,839,035
CI Financial Corp.	2,662	28,574
Constellation Software, Inc.	2,767	7,696,460
Dollarama, Inc.	38,764	3,668,921
Element Fleet Management Corp.	55,268	982,128
Emera, Inc.	41,280	1,437,433
Empire Company, Ltd., Class A	20,586	487,708
Enbridge, Inc.	293,389	10,726,420
Fairfax Financial Holdings, Ltd.	2,975	3,349,039
First Capital Real Estate Investment Trust (C)	1,903	20,064
First Quantum Minerals, Ltd.	97,368	1,250,900
FirstService Corp.	5,747	843,739
Fortis, Inc.	69,547	2,781,472
Franco-Nevada Corp.	26,447	3,253,896
George Weston, Ltd.	8,678	1,232,920
GFL Environmental, Inc.	30,698	966,471
Gildan Activewear, Inc.	21,647	828,112
Great-West Lifeco, Inc. (C)	43,112	1,293,091
Hydro One, Ltd. (B)	47,519	1,368,793
iA Financial Corp., Inc.	15,103	983,338
IGM Financial, Inc.	15,348	410,008
Imperial Oil, Ltd.	26,204	1,851,458
Intact Financial Corp.	24,952	4,174,808
Ivanhoe Mines, Ltd., Class A (A)	88,439	1,276,994
Keyera Corp.	32,420	858,460
Kinross Gold Corp.	170,249	1,382,777
Loblaw Companies, Ltd.	21,985	2,553,451
Lundin Mining Corp.	92,495	1,063,426
Magna International, Inc.	38,680	1,749,887
MEG Energy Corp. (A)	38,454	834,846
Metro, Inc.	32,260	1,719,097
National Bank of Canada	47,586	4,067,129
Northland Power, Inc.	36,354	621,481
Nutrien, Ltd.	68,221	3,997,807
Onex Corp.	9,766	692,315
Open Text Corp.	38,213	1,118,115
Pan American Silver Corp.	50,263	1,106,712
Parkland Corp.	19,698	568,416
Pembina Pipeline Corp.	81,229	3,017,443
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Power Corp. of Canada	83,132	$2,413,539
Quebecor, Inc., Class B	23,022	485,625
Restaurant Brands International, Inc.	41,221	2,826,600
RioCan Real Estate Investment Trust	27,281	346,079
Rogers Communications, Inc., Class B	49,872	2,015,078
Royal Bank of Canada	193,721	21,175,065
Saputo, Inc.	36,449	737,564
Shopify, Inc., Class A (A)	164,972	9,763,118
SmartCentres Real Estate Investment Trust (C)	1,819	29,842
Stantec, Inc.	16,264	1,312,623
Sun Life Financial, Inc.	85,276	4,273,967
Suncor Energy, Inc.	177,564	7,243,522
TC Energy Corp.	143,113	5,518,925
Teck Resources, Ltd., Class B	63,531	3,304,386
TELUS Corp. (C)	70,530	1,159,674
TFI International, Inc.	11,179	1,479,160
The Bank of Nova Scotia	168,582	7,980,418
The Descartes Systems Group, Inc. (A)	12,046	1,112,374
The Toronto-Dominion Bank	243,788	13,629,734
Thomson Reuters Corp.	22,093	3,801,821
TMX Group, Ltd.	40,436	1,085,255
Toromont Industries, Ltd.	11,872	1,036,900
Tourmaline Oil Corp.	45,951	2,279,429
West Fraser Timber Company, Ltd.	7,980	638,365
Wheaton Precious Metals Corp.	62,441	3,419,950
WSP Global, Inc.	17,436	2,622,532
		267,242,388
Chile - 0.1%
Antofagasta PLC	51,186	1,451,919
Banco de Chile	5,745,402	682,181
Banco de Credito e Inversiones SA	9,656	274,004
Banco Santander Chile	8,142,797	385,404
Cencosud SA	161,791	303,822
Cia Sud Americana de Vapores SA	2,016,168	130,610
Empresas CMPC SA	143,915	301,168
Empresas COPEC SA	47,885	397,446
Enel Americas SA	2,746,275	271,633
Enel Chile SA	3,557,606	203,882
Falabella SA (A)	112,376	340,429
Latam Airlines Group SA	22,864,617	307,598
		5,050,096
China - 6.5%
360 Security Technology, Inc., Class A (A)	61,900	70,575
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	18,700	37,496
AAC Technologies Holdings, Inc.	97,144	300,013
Accelink Technologies Company, Ltd., Class A	7,000	31,791
ACM Research Shanghai, Inc., Class A	1,750	18,339
Advanced Micro-Fabrication Equipment, Inc., Class A	4,789	86,006
AECC Aero-Engine Control Company, Ltd., Class A	14,900	42,197
AECC Aviation Power Company, Ltd., Class A	24,900	128,273
Agricultural Bank of China, Ltd., Class A	688,500	417,103
Agricultural Bank of China, Ltd., H Shares	3,758,544	1,575,697
Aier Eye Hospital Group Company, Ltd., Class A	73,284	122,467
Aima Technology Group Company, Ltd., Class A	6,400	30,599

34

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Air China, Ltd., Class A (A)	95,800	$98,726
Air China, Ltd., H Shares (A)(C)	213,953	113,991
Akeso, Inc. (A)(B)	67,504	381,151
Alibaba Group Holding, Ltd.	2,175,183	21,239,655
Aluminum Corp. of China, Ltd., A Shares	109,400	123,632
Aluminum Corp. of China, Ltd., H Shares	524,805	392,573
Amlogic Shanghai Company, Ltd., Class A	3,032	24,336
Angel Yeast Company, Ltd., Class A	6,100	25,720
Anhui Conch Cement Company, Ltd., Class A	34,600	114,709
Anhui Conch Cement Company, Ltd., H Shares	160,939	398,427
Anhui Gujing Distillery Company, Ltd., B Shares	13,800	214,403
Anhui Gujing Distillery Company, Ltd., Class A	3,500	120,888
Anhui Jianghuai Automobile Group Corp., Ltd., Class A (A)	17,600	39,067
Anhui Kouzi Distillery Company, Ltd., Class A	5,500	31,891
Anhui Yingjia Distillery Company, Ltd., Class A	5,700	54,630
Anjoy Foods Group Company, Ltd., Class A	2,200	27,590
Anker Innovations Technology Company, Ltd., Class A	3,250	31,479
ANTA Sports Products, Ltd.	170,083	1,822,048
Asia - Potash International Investment Guangzhou Company, Ltd., Class A (A)	4,400	11,608
ASR Microelectronics Company, Ltd., Class A (A)	2,567	13,840
Asymchem Laboratories Tianjin Company, Ltd., Class A	2,340	24,739
Autobio Diagnostics Company, Ltd., Class A	4,600	32,600
Autohome, Inc., ADR	8,965	254,606
Avary Holding Shenzhen Company, Ltd., Class A	15,700	64,952
AVIC Airborne Systems Company, Ltd.	28,980	48,453
AVIC Industry-Finance Holdings Company, Ltd., Class A	73,300	29,153
AviChina Industry & Technology Company, Ltd., H Shares	347,295	157,585
AVICOPTER PLC, Class A	7,400	42,580
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	43,900	44,782
Baidu, Inc., Class A (A)	301,335	3,651,579
Bank of Beijing Company, Ltd., Class A	184,600	148,282
Bank of Changsha Company, Ltd., Class A	36,000	42,668
Bank of Chengdu Company, Ltd., Class A	33,900	73,906
Bank of China, Ltd., Class A	269,100	164,942
Bank of China, Ltd., H Shares	10,743,899	5,093,070
Bank of Communications Company, Ltd., Class A	333,100	324,071
Bank of Communications Company, Ltd., H Shares	1,172,090	884,649
Bank of Hangzhou Company, Ltd., Class A	49,200	92,223
Bank of Jiangsu Company, Ltd., Class A	159,700	182,237
Bank of Nanjing Company, Ltd., Class A	93,200	133,317
Bank of Ningbo Company, Ltd., Class A	54,200	185,091
Bank of Shanghai Company, Ltd., Class A	114,900	123,822
Bank of Suzhou Company, Ltd., Class A	37,400	41,285
Baoshan Iron & Steel Company, Ltd., Class A	177,200	168,773
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Beijing Dabeinong Technology Group Company, Ltd., Class A	21,800	$14,023
Beijing Enlight Media Company, Ltd., Class A	27,300	34,235
Beijing Kingsoft Office Software, Inc., Class A	3,776	135,172
Beijing New Building Materials PLC, Class A	13,700	61,053
Beijing Oriental Yuhong Waterproof Technology Company, Ltd., Class A	9,900	20,142
Beijing Roborock Technology Company, Ltd., Class A	886	50,961
Beijing Tiantan Biological Products Corp., Ltd., Class A	13,200	51,709
Beijing Tongrentang Company, Ltd., Class A	11,100	68,288
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	6,869	64,730
Beijing Yanjing Brewery Company, Ltd., Class A	25,400	32,756
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	386,400	270,179
Beiqi Foton Motor Company, Ltd., Class A (A)	54,600	18,570
Bethel Automotive Safety Systems Company, Ltd., Class A	4,480	22,187
Bilibili, Inc., Class Z (A)(C)	30,513	441,165
Bloomage Biotechnology Corp., Ltd., Class A	2,996	24,245
BOC International China Company, Ltd., Class A	28,000	37,871
BOE Technology Group Company, Ltd., Class A	288,200	162,410
BYD Company, Ltd., Class A	14,100	444,944
BYD Company, Ltd., H Shares	139,472	3,913,484
BYD Electronic International Company, Ltd.	105,801	459,595
By-health Company, Ltd., Class A	10,700	22,319
Caitong Securities Company, Ltd., Class A	49,000	48,887
Cambricon Technologies Corp., Ltd., Class A (A)	3,500	84,083
Canmax Technologies Company, Ltd., Class A	1,560	4,163
Cathay Biotech, Inc., Class A	4,565	30,675
CECEP Solar Energy Company, Ltd., Class A	25,500	18,347
CGN Power Company, Ltd., Class A	128,300	74,199
CGN Power Company, Ltd., H Shares (B)	1,426,089	546,478
Changchun High & New Technology Industry Group, Inc., Class A	3,000	43,425
Changjiang Securities Company, Ltd., Class A	52,900	40,361
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	2,100	35,624
Chaozhou Three-Circle Group Company, Ltd., Class A	14,500	58,314
Chengxin Lithium Group Company, Ltd., Class A	3,200	7,158
Chifeng Jilong Gold Mining Company, Ltd., Class A	11,600	28,080
China Baoan Group Company, Ltd., Class A	16,400	22,411
China Cinda Asset Management Company, Ltd., H Shares (C)	1,357,408	130,622

35

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China CITIC Bank Corp., Ltd., H Shares	1,228,061	$751,096
China Coal Energy Company, Ltd., H Shares	273,593	345,101
China Communications Services Corp., Ltd., H Shares	332,874	160,127
China Construction Bank Corp., Class A	84,500	82,105
China Construction Bank Corp., H Shares	12,891,124	9,149,144
China CSSC Holdings, Ltd., Class A	36,600	187,775
China Eastern Airlines Corp., Ltd., Class A (A)	113,800	62,049
China Energy Engineering Corp., Ltd., Class A	260,900	78,873
China Everbright Bank Company, Ltd., Class A	390,800	174,699
China Everbright Bank Company, Ltd., H Shares	438,138	140,906
China Feihe, Ltd. (B)	473,868	235,179
China Film Company, Ltd., Class A (A)	16,100	25,563
China Galaxy Securities Company, Ltd., Class A	56,600	90,024
China Galaxy Securities Company, Ltd., H Shares	459,520	248,132
China Great Wall Securities Company, Ltd., Class A	42,700	42,733
China Greatwall Technology Group Company, Ltd., Class A	28,300	36,326
China Hongqiao Group, Ltd.	316,832	524,558
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., Class A	19,900	86,754
China International Capital Corp., Ltd., H Shares (B)	202,049	241,197
China Jushi Company, Ltd., Class A	34,100	53,887
China Life Insurance Company, Ltd., Class A	23,600	102,116
China Life Insurance Company, Ltd., H Shares	1,014,911	1,446,354
China Literature, Ltd. (A)(B)	54,650	184,534
China Longyuan Power Group Corp., Ltd., H Shares	445,016	406,629
China Mengniu Dairy Company, Ltd. (A)	422,329	778,789
China Merchants Bank Company, Ltd., Class A	169,100	799,695
China Merchants Bank Company, Ltd., H Shares	519,387	2,327,197
China Merchants Energy Shipping Company, Ltd., Class A	64,200	78,654
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	25,400	41,212
China Merchants Securities Company, Ltd., Class A	64,300	126,052
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A (A)	75,000	99,791
China Minsheng Banking Corp., Ltd., Class A	299,500	161,656
China Minsheng Banking Corp., Ltd., H Shares	873,767	330,990
China National Building Material Company, Ltd., H Shares	517,361	207,736
China National Chemical Engineering Company, Ltd., Class A	54,000	61,101
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China National Medicines Corp., Ltd., Class A	7,000	$32,857
China National Nuclear Power Company, Ltd., Class A	151,400	200,187
China National Software & Service Company, Ltd., Class A	7,060	29,964
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	25,600	66,902
China Oilfield Services, Ltd., H Shares	241,334	257,927
China Pacific Insurance Group Company, Ltd., Class A	61,800	245,519
China Pacific Insurance Group Company, Ltd., H Shares	352,763	924,857
China Petroleum & Chemical Corp., Class A	250,500	223,097
China Petroleum & Chemical Corp., H Shares	3,279,946	2,089,485
China Railway Group, Ltd., Class A	182,100	165,551
China Railway Group, Ltd., H Shares	540,115	291,025
China Railway Signal & Communication Corp., Ltd., Class A	62,228	47,152
China Rare Earth Resources and Technology Company, Ltd., Class A	7,400	28,000
China Resources Microelectronics, Ltd., Class A	9,035	47,557
China Resources Mixc Lifestyle Services, Ltd. (B)	88,681	310,040
China Resources Pharmaceutical Group, Ltd. (B)	210,250	155,946
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	8,400	70,500
China Shenhua Energy Company, Ltd., Class A	51,500	300,858
China Shenhua Energy Company, Ltd., H Shares	455,002	2,210,521
China Southern Airlines Company, Ltd., Class A (A)	86,400	70,104
China State Construction Engineering Corp., Ltd., Class A	350,600	272,527
China Three Gorges Renewables Group Company, Ltd., Class A	191,400	123,430
China Tourism Group Duty Free Corp., Ltd., Class A	16,200	159,114
China Tourism Group Duty Free Corp., Ltd., H Shares (B)(C)	14,336	114,698
China Tower Corp., Ltd., H Shares (B)	5,940,852	701,505
China United Network Communications, Ltd., Class A	265,600	167,661
China Vanke Company, Ltd., Class A	81,700	92,968
China Vanke Company, Ltd., H Shares (C)	299,623	206,734
China XD Electric Company, Ltd., Class A	41,500	38,862
China Yangtze Power Company, Ltd., Class A	195,200	717,299
China Zhenhua Group Science & Technology Company, Ltd., Class A	3,500	21,829
China Zheshang Bank Company, Ltd., Class A (A)	193,700	79,737
Chongqing Brewery Company, Ltd., Class A	3,700	35,152
Chongqing Changan Automobile Company, Ltd., Class A	69,110	131,620
Chongqing Rural Commercial Bank Company, Ltd., Class A	94,800	67,507

36

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chongqing Taiji Industry Group Company, Ltd., Class A (A)	4,700	$23,144
Chongqing Zhifei Biological Products Company, Ltd., Class A	18,850	85,380
CITIC Securities Company, Ltd., Class A	104,000	267,734
CITIC Securities Company, Ltd., H Shares	232,342	361,824
CITIC, Ltd.	787,235	798,368
CMOC Group, Ltd., Class A	141,000	162,533
CMOC Group, Ltd., H Shares	498,272	460,988
CNGR Advanced Material Company, Ltd., Class A	6,020	29,415
CNPC Capital Company, Ltd., Class A	74,700	58,586
Contemporary Amperex Technology Company, Ltd., Class A	35,220	959,056
COSCO SHIPPING Development Company, Ltd., Class A	57,000	20,934
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	28,100	68,150
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	171,224	241,941
COSCO SHIPPING Holdings Company, Ltd., Class A	99,500	206,405
COSCO SHIPPING Holdings Company, Ltd., H Shares	402,491	673,992
Country Garden Holdings Company, Ltd. (A)(C)	1,499,443	219,518
Country Garden Services Holdings Company, Ltd. (C)	287,430	210,126
CRRC Corp., Ltd., Class A	199,000	191,609
CRRC Corp., Ltd., H Shares	593,773	356,183
CSC Financial Company, Ltd., Class A	37,400	109,230
CSPC Innovation Pharmaceutical Company, Ltd., Class A	12,200	52,621
CSPC Pharmaceutical Group, Ltd.	1,195,785	1,016,621
CSSC Science & Technology Company, Ltd., Class A (A)	11,100	23,659
Daqin Railway Company, Ltd., Class A	132,200	129,049
DaShenLin Pharmaceutical Group Company, Ltd., Class A	7,904	21,904
Datang International Power Generation Company, Ltd., Class A	78,300	32,799
DHC Software Company, Ltd., Class A	5,300	3,667
Dong-E-E-Jiao Company, Ltd., Class A	5,500	51,428
Dongfang Electric Corp., Ltd., Class A	22,600	57,358
Dongfeng Motor Group Company, Ltd., H Shares (C)	295,965	96,006
Dongxing Securities Company, Ltd., Class A	37,200	43,015
East Buy Holding, Ltd. (A)(B)(C)	60,365	142,137
East Money Information Company, Ltd., Class A	134,456	230,210
Eastroc Beverage Group Company, Ltd., Class A	2,100	62,022
Ecovacs Robotics Company, Ltd., Class A	4,300	29,664
Empyrean Technology Company, Ltd., Class A	2,500	27,388
ENN Energy Holdings, Ltd.	105,977	979,018
ENN Natural Gas Company, Ltd., Class A	18,300	45,978
Eoptolink Technology, Inc., Ltd., Class A	5,900	70,491
Eve Energy Company, Ltd., Class A	15,200	82,318
Everbright Securities Company, Ltd., Class A	35,000	76,313
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	31,042	8,871
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Fangda Carbon New Material Company, Ltd., Class A (A)	21,200	$14,192
FAW Jiefang Group Company, Ltd., Class A (A)	18,200	21,143
First Capital Securities Company, Ltd., Class A	45,200	33,704
Flat Glass Group Company, Ltd., Class A	10,100	34,432
Flat Glass Group Company, Ltd., H Shares	59,745	121,369
Focus Media Information Technology Company, Ltd., Class A	117,500	102,730
Foshan Haitian Flavouring & Food Company, Ltd., Class A (A)	37,944	187,367
Fosun International, Ltd.	308,935	173,542
Founder Securities Company, Ltd., Class A	77,900	88,790
Foxconn Industrial Internet Company, Ltd., Class A	108,200	341,272
Fujian Sunner Development Company, Ltd., Class A	9,600	21,740
Fuyao Glass Industry Group Company, Ltd., Class A	16,300	104,153
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	79,574	450,310
GalaxyCore, Inc., Class A	12,906	24,119
Ganfeng Lithium Group Company, Ltd., Class A	9,360	43,434
Ganfeng Lithium Group Company, Ltd., H Shares (B)	54,954	152,477
GD Power Development Company, Ltd., Class A	140,800	104,372
GEM Company, Ltd., Class A	36,000	32,653
Genscript Biotech Corp. (A)	156,044	200,625
GF Securities Company, Ltd., Class A	53,600	95,229
GF Securities Company, Ltd., H Shares	140,545	127,508
Giant Biogene Holding Company, Ltd. (A)(B)	39,800	252,613
Giant Network Group Company, Ltd., Class A	18,900	27,139
GigaDevice Semiconductor, Inc., Class A	5,600	64,348
Ginlong Technologies Company, Ltd., Class A	3,000	23,854
GoerTek, Inc., Class A	23,700	56,409
Goldwind Science & Technology Company, Ltd., Class A	27,100	29,170
Goneo Group Company, Ltd., Class A	3,200	53,393
GoodWe Technologies Company, Ltd., Class A	1,180	16,826
Gotion High-tech Company, Ltd., Class A (A)	7,800	21,886
Great Wall Motor Company, Ltd., Class A	19,900	71,350
Great Wall Motor Company, Ltd., H Shares	308,749	534,480
Gree Electric Appliances, Inc. of Zhuhai, Class A	24,000	134,650
Greenland Holdings Corp., Ltd., Class A (A)	89,400	23,195
GRG Banking Equipment Company, Ltd., Class A	21,100	31,388
Guangdong Haid Group Company, Ltd., Class A	13,100	91,499
Guangdong HEC Technology Holding Company, Ltd., Class A (A)	25,700	29,731
Guanghui Energy Company, Ltd., Class A	48,900	54,131
Guangzhou Automobile Group Company, Ltd., Class A	38,300	44,479

37

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangzhou Automobile Group Company, Ltd., H Shares	362,155	$150,875
Guangzhou Baiyun International Airport Company, Ltd., Class A (A)	16,200	22,657
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	11,900	51,574
Guangzhou Haige Communications Group, Inc. Company, Class A	24,500	36,660
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	3,800	17,647
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	4,300	19,442
Guangzhou Tinci Materials Technology Company, Ltd., Class A	14,700	39,631
Guangzhou Yuexiu Capital Holdings Group Company, Ltd., Class A	34,045	26,045
Guolian Securities Company, Ltd., Class A (A)	19,400	29,220
Guosen Securities Company, Ltd., Class A	57,900	71,491
Guotai Junan Securities Company, Ltd., Class A	67,500	129,972
Guoyuan Securities Company, Ltd., Class A	46,700	41,398
H World Group, Ltd., ADR	27,749	1,033,095
Haidilao International Holding, Ltd. (B)	221,816	495,006
Haier Smart Home Company, Ltd., Class A	54,800	223,604
Haier Smart Home Company, Ltd., H Shares	319,986	1,162,506
Hainan Airlines Holding Company, Ltd., Class A (A)	245,200	46,062
Hainan Airport Infrastructure Company, Ltd., Class A (A)	72,000	33,998
Haitian International Holdings, Ltd.	85,963	263,664
Haitong Securities Company, Ltd., Class A	98,700	113,100
Haitong Securities Company, Ltd., H Shares	347,171	171,030
Hang Zhou Great Star Industrial Company, Ltd., Class A	10,400	36,502
Hangzhou Binjiang Real Estate Group Company, Ltd., Class A	25,200	28,783
Hangzhou Chang Chuan Technology Company, Ltd., Class A	4,800	18,783
Hangzhou First Applied Material Company, Ltd., Class A (A)	14,108	50,590
Hangzhou Oxygen Plant Group Company, Ltd., Class A	7,700	26,593
Hangzhou Robam Appliances Company, Ltd., Class A	8,000	26,545
Hangzhou Silan Microelectronics Company, Ltd., Class A (A)	9,200	23,873
Hangzhou Tigermed Consulting Company, Ltd., A Shares	3,500	26,088
Hansoh Pharmaceutical Group Company, Ltd. (B)	159,299	327,628
Haohua Chemical Science & Technology Company, Ltd., Class A	6,200	25,908
Hebei Hengshui Laobaigan Liquor Company, Ltd., Class A	1,900	5,862
Hebei Yangyuan Zhihui Beverage Company, Ltd., Class A	9,600	33,883
Heilongjiang Agriculture Company, Ltd., Class A	11,400	20,416
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	19,400	$61,929
Henan Shuanghui Investment & Development Company, Ltd., Class A	27,400	95,773
Hengan International Group Company, Ltd.	86,190	300,874
Hengdian Group DMEGC Magnetics Company, Ltd., Class A	9,300	17,815
Hengli Petrochemical Company, Ltd., Class A	56,000	110,877
Hengtong Optic-electric Company, Ltd., Class A	20,900	43,180
Hengyi Petrochemical Company, Ltd., Class A (A)	24,900	24,642
Hesteel Company, Ltd., Class A	72,300	21,471
Hisense Visual Technology Company, Ltd., Class A	10,700	40,403
Hithink RoyalFlush Information Network Company, Ltd., Class A	4,800	77,281
HLA Group Corp., Ltd., Class A	36,200	48,354
Hongfa Technology Company, Ltd., Class A	3,020	12,081
Hoshine Silicon Industry Company, Ltd., Class A (A)	5,700	41,559
Hoymiles Power Electronics, Inc., Class A	430	13,961
Hua Hong Semiconductor, Ltd. (A)(B)	79,732	198,158
Huadian Power International Corp., Ltd., Class A	67,600	61,646
Huadong Medicine Company, Ltd., Class A	14,700	64,060
Huafon Chemical Company, Ltd., Class A	39,000	40,639
Huagong Tech Company, Ltd., Class A (A)	8,600	35,592
Huaibei Mining Holdings Company, Ltd., Class A	19,400	52,754
Hualan Biological Engineering, Inc., Class A	14,100	35,363
Huaneng Power International, Inc., Class A	69,600	86,091
Huaneng Power International, Inc., H Shares (A)	570,352	378,302
Huatai Securities Company, Ltd., Class A	67,500	126,631
Huatai Securities Company, Ltd., H Shares (B)	172,706	197,077
Huaxi Securities Company, Ltd., Class A	6,800	6,562
Huaxia Bank Company, Ltd., Class A	108,600	103,251
Huayu Automotive Systems Company, Ltd., Class A	27,200	60,323
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	7,900	41,547
Huizhou Desay Sv Automotive Company, Ltd., Class A	4,200	58,192
Humanwell Healthcare Group Company, Ltd., Class A	14,500	38,643
Hunan Valin Steel Company, Ltd., Class A	57,100	41,619
Hundsun Technologies, Inc., Class A	15,000	41,622
Hwatsing Technology Company, Ltd., Class A	1,007	24,449
Hygeia Healthcare Holdings Company, Ltd. (B)	45,602	191,322
Hygon Information Technology Company, Ltd., Class A	15,224	149,769
IEIT Systems Company, Ltd., Class A	12,600	63,215
Iflytek Company, Ltd., Class A	19,100	111,575
Imeik Technology Development Company, Ltd., Class A	2,500	69,435

38

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Industrial & Commercial Bank of China, Ltd., Class A	509,300	$381,640
Industrial & Commercial Bank of China, Ltd., H Shares	8,734,826	4,948,609
Industrial Bank Company, Ltd., Class A	170,800	421,743
Industrial Securities Company, Ltd., Class A	81,700	60,518
Ingenic Semiconductor Company, Ltd., Class A	3,500	28,024
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	348,300	74,114
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	16,400	51,419
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	57,800	34,860
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	51,200	200,280
Inner Mongolia Yitai Coal Company, Ltd., Class B	143,373	263,646
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	32,900	33,121
Innovent Biologics, Inc. (A)(B)	162,021	733,287
iQIYI, Inc., ADR (A)	59,702	276,420
IRay Technology Company, Ltd., Class A (A)	776	18,260
Isoftstone Information Technology Group Company, Ltd., Class A (A)	8,050	44,353
JA Solar Technology Company, Ltd., Class A	23,388	48,752
Jason Furniture Hangzhou Company, Ltd., Class A	6,530	32,278
JCET Group Company, Ltd., Class A	15,400	55,323
JD Health International, Inc. (A)(B)	147,108	494,762
JD Logistics, Inc. (A)(B)	248,994	272,294
JD.com, Inc., Class A	312,853	4,637,589
Jiangsu Eastern Shenghong Company, Ltd., Class A	46,100	56,910
Jiangsu Expressway Company, Ltd., H Shares	160,837	167,429
Jiangsu Hengli Hydraulic Company, Ltd., Class A	10,500	71,859
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	52,300	305,673
Jiangsu King's Luck Brewery JSC, Ltd., Class A	10,400	76,152
Jiangsu Nhwa Pharmaceutical Company, Ltd., Class A	8,500	27,976
Jiangsu Pacific Quartz Company, Ltd., Class A	3,300	17,704
Jiangsu Phoenix Publishing & Media Corp., Ltd., Class A	19,800	29,359
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	12,400	159,606
Jiangsu Yangnong Chemical Company, Ltd., Class A	2,530	20,954
Jiangsu Yoke Technology Company, Ltd., Class A	4,600	37,780
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	7,800	41,889
Jiangsu Zhongtian Technology Company, Ltd., Class A	29,600	61,523
Jiangxi Copper Company, Ltd., Class A	13,500	47,529
Jiangxi Copper Company, Ltd., H Shares	145,515	314,788
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangxi Special Electric Motor Company, Ltd., Class A (A)	12,900	$16,757
Jinduicheng Molybdenum Company, Ltd., Class A	24,100	38,784
Jinko Solar Company, Ltd., Class A	57,276	64,566
JiuGui Liquor Company, Ltd., Class A	2,400	17,634
Jizhong Energy Resources Company, Ltd., Class A	25,700	28,846
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	16,400	28,209
Jointown Pharmaceutical Group Company, Ltd., Class A	30,136	30,817
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A	6,300	23,003
Juneyao Airlines Company, Ltd., Class A	17,300	29,603
Kanzhun, Ltd., ADR	29,381	624,346
KE Holdings, Inc., ADR	87,275	1,481,057
Keda Industrial Group Company, Ltd., Class A (A)	11,400	15,211
Kingdee International Software Group Company, Ltd. (A)	385,412	396,845
Kingnet Network Company, Ltd., Class A	17,400	26,108
Kingsoft Corp., Ltd.	127,396	408,982
Kuaishou Technology (A)(B)	311,571	2,224,796
Kuang-Chi Technologies Company, Ltd., Class A (A)	19,800	49,945
Kunlun Tech Company, Ltd., Class A (A)	10,500	50,580
Kweichow Moutai Company, Ltd., Class A	10,100	2,297,810
LB Group Company, Ltd., Class A	20,100	58,074
Lenovo Group, Ltd.	1,076,690	1,550,981
Lens Technology Company, Ltd., Class A (A)	39,500	83,463
Lepu Medical Technology Beijing Company, Ltd., Class A	15,500	35,230
Li Auto, Inc., Class A (A)	152,798	1,546,369
Li Ning Company, Ltd.	316,602	831,380
Liaoning Port Company, Ltd., Class A	136,200	26,139
Lingyi iTech Guangdong Company, Class A	56,500	38,509
Livzon Pharmaceutical Group, Inc., Class A	5,600	29,926
Longfor Group Holdings, Ltd. (B)	266,827	423,371
LONGi Green Energy Technology Company, Ltd., Class A	58,940	151,381
Luxshare Precision Industry Company, Ltd., Class A	56,800	249,514
Luzhou Laojiao Company, Ltd., Class A	12,000	288,754
Mango Excellent Media Company, Ltd., Class A	15,200	48,538
Maxscend Microelectronics Company, Ltd., Class A	4,200	50,536
Meihua Holdings Group Company, Ltd., Class A	20,400	30,899
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	31,100	17,963
Meituan, Class B (A)(B)	677,946	9,237,817
Metallurgical Corp. of China, Ltd., Class A	148,000	66,658
MGI Tech Company, Ltd., Class A	2,963	20,479
Midea Group Company, Ltd., Class A	28,700	256,355
Ming Yang Smart Energy Group, Ltd., Class A	16,500	23,211
MINISO Group Holding, Ltd.	50,800	286,766
Montage Technology Company, Ltd., Class A	9,528	69,730

39

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Muyuan Foods Company, Ltd., Class A	43,800	$284,830
Nanjing King-Friend Biochemical Pharmaceutical Company, Ltd., Class A	12,860	22,242
Nanjing Securities Company, Ltd., Class A	33,500	36,882
NARI Technology Company, Ltd., Class A	64,648	200,587
National Silicon Industry Group Company, Ltd., Class A (A)	14,531	27,208
NAURA Technology Group Company, Ltd., Class A	4,200	169,851
NetEase, Inc.	258,496	4,597,036
New China Life Insurance Company, Ltd., Class A	22,100	99,458
New China Life Insurance Company, Ltd., H Shares	110,217	226,270
New Hope Liuhe Company, Ltd., Class A (A)	28,600	39,498
New Oriental Education & Technology Group, Inc. (A)	197,958	1,578,171
Ninestar Corp., Class A	11,300	42,564
Ningbo Deye Technology Company, Ltd., Class A	5,152	48,037
Ningbo Joyson Electronic Corp., Class A (A)	10,400	22,538
Ningbo Orient Wires & Cables Company, Ltd., Class A	5,600	37,174
Ningbo Sanxing Medical Electric Company, Ltd., Class A (A)	11,800	55,322
Ningbo Shanshan Company, Ltd., Class A	12,800	18,733
Ningbo Tuopu Group Company, Ltd., Class A	9,400	74,807
Ningxia Baofeng Energy Group Company, Ltd., Class A	59,300	134,438
NIO, Inc., ADR (A)(C)	181,043	975,822
Nongfu Spring Company, Ltd., H Shares (B)	267,806	1,425,954
North Industries Group Red Arrow Company, Ltd., Class A	3,900	7,215
Offcn Education Technology Company, Ltd., Class A (A)	44,900	14,561
Offshore Oil Engineering Company, Ltd., Class A	32,300	27,410
OFILM Group Company, Ltd., Class A (A)	26,300	29,409
Oppein Home Group, Inc., Class A	4,000	37,548
Orient Securities Company, Ltd., Class A	71,600	79,981
Oriental Pearl Group Company, Ltd., Class A	35,700	32,251
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	71,600	29,046
People.cn Company, Ltd., Class A	10,000	30,416
Perfect World Company, Ltd., Class A	17,900	22,851
PetroChina Company, Ltd., Class A	167,300	234,836
PetroChina Company, Ltd., H Shares	2,834,130	2,905,999
Pharmaron Beijing Company, Ltd., Class A	12,325	35,135
PICC Property & Casualty Company, Ltd., H Shares	935,292	1,218,845
Ping An Bank Company, Ltd., Class A	160,800	246,419
Ping An Insurance Group Company of China, Ltd., Class A	86,900	516,947
Ping An Insurance Group Company of China, Ltd., H Shares	900,662	4,581,005
Piotech, Inc., Class A	1,296	33,157
Poly Developments and Holdings Group Company, Ltd., Class A	103,700	146,160
Pop Mart International Group, Ltd. (B)	62,407	297,778
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Postal Savings Bank of China Company, Ltd., Class A	242,200	$168,043
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,060,504	600,290
Power Construction Corp. of China, Ltd., Class A	136,600	100,945
Qi An Xin Technology Group, Inc., Class A (A)	3,471	12,500
Qifu Technology, Inc., ADR	16,644	321,562
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	37,100	88,587
Range Intelligent Computing Technology Group Company, Ltd., Class A	11,400	40,618
Risen Energy Company, Ltd., Class A	6,900	13,725
Rockchip Electronics Company, Ltd., Class A	3,300	26,021
Rongsheng Petrochemical Company, Ltd., Class A	79,500	110,041
SAIC Motor Corp., Ltd., Class A	63,800	123,886
Sailun Group Company, Ltd., Class A	24,500	50,416
Sanan Optoelectronics Company, Ltd., Class A	38,900	67,294
Sangfor Technologies, Inc., Class A (A)	3,300	24,966
Sany Heavy Equipment International Holdings Company, Ltd. (C)	147,354	112,588
Sany Heavy Industry Company, Ltd., Class A (A)	69,900	156,057
Satellite Chemical Company, Ltd., Class A	27,043	68,017
SDIC Capital Company, Ltd., Class A	60,200	51,128
SDIC Power Holdings Company, Ltd., Class A	58,200	142,351
Seazen Holdings Company, Ltd., Class A (A)	18,500	27,122
Seres Group Company, Ltd., Class A (A)	12,300	151,186
SF Holding Company, Ltd., Class A	38,600	196,200
SG Micro Corp., Class A	3,370	36,118
Shaanxi Coal Industry Company, Ltd., Class A	77,000	276,703
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	28,050	42,511
Shandong Gold Mining Company, Ltd., Class A	29,800	118,710
Shandong Gold Mining Company, Ltd., H Shares (B)	95,037	204,421
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	6,300	33,561
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	16,600	65,821
Shandong Linglong Tyre Company, Ltd., Class A	11,800	33,801
Shandong Nanshan Aluminum Company, Ltd., Class A	87,000	46,271
Shandong Sun Paper Industry JSC, Ltd., Class A	21,600	44,945
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	334,295	195,657
Shanghai Aiko Solar Energy Company, Ltd., Class A	10,540	16,938
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	7,720	22,579
Shanghai Baosight Software Company, Ltd., Class A	14,560	79,616
Shanghai Baosight Software Company, Ltd., Class B	78,068	169,872

40

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	1,523	$41,983
Shanghai Construction Group Company, Ltd., Class A	49,000	15,761
Shanghai Electric Group Company, Ltd., Class A (A)	99,700	57,971
Shanghai Electric Power Company, Ltd., Class A (A)	19,100	26,501
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	17,700	56,597
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	63,788	99,978
Shanghai International Airport Company, Ltd., Class A (A)	8,700	41,700
Shanghai International Port Group Company, Ltd., Class A	47,500	37,269
Shanghai Jinjiang International Hotels Company, Ltd., Class A	8,500	32,960
Shanghai Junshi Biosciences Company, Ltd., Class A (A)	5,608	20,812
Shanghai Lingang Holdings Corp., Ltd., Class A	13,400	19,863
Shanghai M&G Stationery, Inc., Class A	6,300	30,949
Shanghai Moons' Electric Company, Ltd., Class A	4,000	27,094
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	21,600	54,111
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	100,096	148,611
Shanghai Pudong Development Bank Company, Ltd., Class A	240,700	277,112
Shanghai Putailai New Energy Technology Company, Ltd., Class A (A)	15,310	34,497
Shanghai RAAS Blood Products Company, Ltd., Class A	49,800	48,820
Shanghai Rural Commercial Bank Company, Ltd., Class A	80,600	87,837
Shanghai United Imaging Healthcare Company, Ltd., Class A	6,328	111,676
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	26,400	21,074
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	13,300	36,920
Shanxi Coal International Energy Group Company, Ltd., Class A	16,400	35,848
Shanxi Coking Coal Energy Group Company, Ltd., Class A	42,800	65,179
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	23,700	74,281
Shanxi Meijin Energy Company, Ltd., Class A (A)	28,900	22,178
Shanxi Securities Company, Ltd., Class A	14,400	10,275
Shanxi Taigang Stainless Steel Company, Ltd., Class A	20,300	10,596
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	9,800	326,225
Shede Spirits Company, Ltd., Class A	3,000	29,846
Shenergy Company, Ltd., Class A	40,000	48,279
Shengyi Technology Company, Ltd., Class A	19,400	52,950
Shennan Circuits Company, Ltd., Class A	4,300	53,488
Shenwan Hongyuan Group Company, Ltd., Class A	200,300	125,834
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhen Capchem Technology Company, Ltd., Class A	5,540	$23,990
Shenzhen Energy Group Company, Ltd., Class A	29,200	29,345
Shenzhen Goodix Technology Company, Ltd., Class A	3,800	32,417
Shenzhen Inovance Technology Company, Ltd., Class A	10,400	83,137
Shenzhen Kaifa Technology Company, Ltd., Class A	15,900	28,918
Shenzhen Kangtai Biological Products Company, Ltd., Class A	6,720	16,905
Shenzhen Kedali Industry Company, Ltd., Class A	2,100	26,903
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	9,600	384,278
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	6,400	66,890
Shenzhen Overseas Chinese Town Company, Ltd., Class A (A)	61,700	22,033
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A (A)	9,500	35,905
Shenzhen SC New Energy Technology Corp., Class A	2,500	22,309
Shenzhen SED Industry Company, Ltd., Class A	8,600	18,630
Shenzhen Transsion Holdings Company, Ltd., Class A	6,235	112,856
Shenzhen YUTO Packaging Technology Company, Ltd., Class A	5,500	18,941
Shenzhou International Group Holdings, Ltd.	110,991	1,117,957
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	14,100	35,342
Sichuan Changhong Electric Company, Ltd., Class A	40,500	27,604
Sichuan Chuantou Energy Company, Ltd., Class A	35,000	87,003
Sichuan Hebang Biotechnology Company, Ltd., Class A	49,600	13,493
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	13,600	60,026
Sichuan Road and Bridge Group Company, Ltd., Class A	55,700	60,458
Sichuan Swellfun Company, Ltd., Class A	3,400	21,218
Sieyuan Electric Company, Ltd., Class A	6,200	60,331
Silergy Corp.	45,000	658,998
Sinolink Securities Company, Ltd., Class A	36,000	40,801
Sinoma International Engineering Company, Class A	22,100	38,800
Sinoma Science & Technology Company, Ltd., Class A	14,000	28,960
Sinomine Resource Group Company, Ltd., Class A	4,280	18,259
Sinopharm Group Company, Ltd., H Shares	182,153	495,698
Sinotruk Hong Kong, Ltd.	93,000	216,293
Skshu Paint Company, Ltd., Class A (A)	3,700	22,082
Smoore International Holdings, Ltd. (B)(C)	242,334	270,320
Songcheng Performance Development Company, Ltd., Class A	24,900	35,098
SooChow Securities Company, Ltd., Class A	49,400	43,999

41

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Southwest Securities Company, Ltd., Class A	69,400	$36,875
Spring Airlines Company, Ltd., Class A (A)	7,900	61,234
StarPower Semiconductor, Ltd., Class A	1,540	18,578
Sungrow Power Supply Company, Ltd., Class A	11,800	160,767
Sunny Optical Technology Group Company, Ltd.	95,164	525,396
Sunresin New Materials Company, Ltd., Class A	4,000	26,730
Sunwoda Electronic Company, Ltd., Class A	15,200	32,520
SUPCON Technology Company, Ltd., Class A	5,582	32,914
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	14,400	31,244
Suzhou Maxwell Technologies Company, Ltd., Class A	1,684	30,552
Suzhou TFC Optical Communication Company, Ltd., Class A	4,620	56,209
TAL Education Group, ADR (A)	59,025	670,524
TBEA Company, Ltd., Class A	36,510	75,237
TCL Technology Group Corp., Class A (A)	145,570	86,017
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	27,700	42,314
Tencent Holdings, Ltd.	883,995	41,011,704
Tencent Music Entertainment Group, ADR	100,696	1,455,057
The People's Insurance Company Group of China, Ltd., Class A	84,700	62,016
The People's Insurance Company Group of China, Ltd., H Shares	1,198,879	417,832
Thunder Software Technology Company, Ltd., Class A	3,700	28,861
Tianfeng Securities Company, Ltd., Class A (A)	75,800	29,454
Tianjin 712 Communication & Broadcasting Company, Ltd., Class A	6,400	18,692
Tianma Microelectronics Company, Ltd., Class A (A)	9,100	9,425
Tianqi Lithium Corp., Class A	9,900	49,299
Tianshan Aluminum Group Company, Ltd., Class A	33,900	40,102
Tianshui Huatian Technology Company, Ltd., Class A	22,900	25,873
Tingyi Cayman Islands Holding Corp.	263,102	321,409
Tongcheng Travel Holdings, Ltd. (A)	165,912	379,867
TongFu Microelectronics Company, Ltd., Class A (A)	12,100	38,493
Tongkun Group Company, Ltd., Class A (A)	19,700	41,010
Tongling Nonferrous Metals Group Company, Ltd., Class A	91,200	49,880
Tongwei Company, Ltd., Class A (A)	33,000	104,685
Topchoice Medical Corp., Class A (A)	2,500	20,523
Topsports International Holdings, Ltd. (B)	240,128	156,735
TravelSky Technology, Ltd., H Shares	127,173	167,511
Trina Solar Company, Ltd., Class A	14,902	45,527
Trip.com Group, Ltd. (A)	73,399	3,751,353
Tsinghua Tongfang Company, Ltd., Class A (A)	28,900	22,935
Tsingtao Brewery Company, Ltd., Class A	6,600	70,778
Tsingtao Brewery Company, Ltd., H Shares	82,597	585,945
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Unigroup Guoxin Microelectronics Company, Ltd., Class A (A)	6,279	$47,913
Unisplendour Corp., Ltd., Class A (A)	24,100	73,065
Universal Scientific Industrial Shanghai Company, Ltd., Class A	10,800	22,686
Verisilicon Microelectronics Shanghai Company, Ltd., Class A (A)	3,431	15,147
Vipshop Holdings, Ltd., ADR	46,899	753,667
Walvax Biotechnology Company, Ltd., Class A	8,200	15,122
Wanda Film Holding Company, Ltd., Class A (A)	17,800	32,288
Wanhua Chemical Group Company, Ltd., Class A	25,300	305,554
Weichai Power Company, Ltd., Class A	55,300	121,552
Weichai Power Company, Ltd., H Shares	260,633	468,183
Weihai Guangwei Composites Company, Ltd., Class A (A)	6,900	24,798
Wens Foodstuffs Group Company, Ltd., Class A	53,400	157,763
Western Mining Company, Ltd., Class A	21,400	55,016
Western Securities Company, Ltd., Class A	42,700	39,975
Western Superconducting Technologies Company, Ltd., Class A	4,762	28,091
Will Semiconductor Company, Ltd., Class A	9,145	118,581
Wingtech Technology Company, Ltd., Class A (A)	9,600	40,471
Wintime Energy Group Company, Ltd., Class A (A)	149,100	26,146
Wuchan Zhongda Group Company, Ltd., Class A	40,600	26,886
Wuhan Guide Infrared Company, Ltd., Class A	28,478	25,789
Wuliangye Yibin Company, Ltd., Class A	31,500	635,935
WUS Printed Circuit Kunshan Company, Ltd., Class A	16,100	69,725
WuXi AppTec Company, Ltd., Class A	21,300	123,412
WuXi AppTec Company, Ltd., H Shares (B)	46,494	203,034
WuXi Biologics Cayman, Inc. (A)(B)	512,120	734,758
XCMG Construction Machinery Company, Ltd., Class A	99,500	99,666
Xiamen C & D, Inc., Class A	22,700	30,140
Xiamen Faratronic Company, Ltd., Class A	1,600	18,783
Xiamen Tungsten Company, Ltd., Class A	10,000	26,280
Xiaomi Corp., Class B (A)(B)	2,056,634	4,605,107
Xinjiang Daqo New Energy Company, Ltd., Class A	8,223	30,413
Xinyi Solar Holdings, Ltd. (C)	659,086	436,141
XPeng, Inc., A Shares (A)(C)	152,976	634,710
Yadea Group Holdings, Ltd. (B)	162,485	259,971
Yangzhou Yangjie Electronic Technology Company, Ltd., Class A	3,800	19,068
Yankuang Energy Group Company, Ltd., Class A	30,900	107,440
Yankuang Energy Group Company, Ltd., H Shares	305,065	762,481
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	7,300	35,271
Yealink Network Technology Corp., Ltd., Class A	10,180	52,044
Yifeng Pharmacy Chain Company, Ltd., Class A	7,940	49,389

42

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yihai Kerry Arawana Holdings Company, Ltd., Class A	13,600	$56,436
Yintai Gold Company, Ltd., Class A	23,000	61,643
Yonghui Superstores Company, Ltd., Class A (A)	41,800	15,174
YongXing Special Materials Technology Company, Ltd., Class A	3,450	20,490
Yonyou Network Technology Company, Ltd., Class A (A)	27,500	42,754
Youngor Fashion Company, Ltd., Class A	36,900	40,501
YTO Express Group Company, Ltd., Class A	27,400	61,333
Yum China Holdings, Inc.	54,476	1,948,062
Yunda Holding Company, Ltd., Class A	22,800	27,961
Yunnan Aluminium Company, Ltd., Class A	26,500	52,865
Yunnan Baiyao Group Company, Ltd., Class A	14,840	108,269
Yunnan Botanee Bio-Technology Group Company, Ltd., Class A	3,000	22,093
Yunnan Chihong Zinc&Germanium Company, Ltd., Class A	38,600	30,654
Yunnan Energy New Material Company, Ltd., Class A	7,200	39,314
Yunnan Tin Company, Ltd., Class A	12,900	29,934
Yunnan Yuntianhua Company, Ltd., Class A	15,200	43,521
Yutong Bus Company, Ltd., Class A	19,600	66,010
Zai Lab, Ltd. (A)(C)	126,075	230,187
Zangge Mining Company, Ltd., Class A	10,100	36,455
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	4,800	150,268
Zhaojin Mining Industry Company, Ltd., H Shares	199,743	352,718
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	63,400	35,090
Zhejiang China Commodities City Group Company, Ltd., Class A (A)	44,100	47,997
Zhejiang Chint Electrics Company, Ltd., Class A	16,700	49,217
Zhejiang Dahua Technology Company, Ltd., Class A	27,200	61,629
Zhejiang Dingli Machinery Company, Ltd., Class A	4,000	35,118
Zhejiang Expressway Company, Ltd., H Shares	222,255	145,129
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	11,800	28,221
Zhejiang Huayou Cobalt Company, Ltd., Class A (A)	10,610	42,229
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	7,900	34,967
Zhejiang Juhua Company, Ltd., Class A	24,300	79,726
Zhejiang Leapmotor Technology Company, Ltd. (A)(B)(C)	66,600	243,501
Zhejiang Longsheng Group Company, Ltd., Class A	25,900	31,624
Zhejiang NHU Company, Ltd., Class A	24,480	64,113
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	15,400	48,973
Zhejiang Supor Company, Ltd., Class A	3,600	26,400
Zhejiang Weiming Environment Protection Company, Ltd., Class A	11,280	33,712
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Weixing New Building Materials Company, Ltd., Class A	11,700	$27,439
Zhejiang Zheneng Electric Power Company, Ltd., Class A (A)	89,500	82,811
Zheshang Securities Company, Ltd., Class A	36,800	55,795
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	91,504	156,195
Zhongji Innolight Company, Ltd., Class A	6,700	144,623
Zhongjin Gold Corp., Ltd., Class A	36,600	72,969
Zhongsheng Group Holdings, Ltd.	114,054	206,946
Zhongtai Securities Company, Ltd., Class A	59,300	51,249
Zhuzhou CRRC Times Electric Company, Ltd., Class A	7,574	50,249
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	65,492	256,487
Zijin Mining Group Company, Ltd., Class A	171,400	412,730
Zijin Mining Group Company, Ltd., H Shares	724,396	1,538,556
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	58,000	64,341
ZTE Corp., Class A (A)	39,600	147,129
ZTE Corp., H Shares (A)	90,975	187,807
ZTO Express Cayman, Inc., ADR	56,808	1,294,654
		239,372,000
Colombia - 0.0%
Bancolombia SA	35,934	333,918
Interconexion Electrica SA ESP	63,982	316,985
		650,903
Czech Republic - 0.0%
CEZ AS	21,170	883,028
Komercni banka AS	10,151	347,812
Moneta Money Bank AS (B)	43,527	190,636
		1,421,476
Denmark - 2.8%
A.P. Moller - Maersk A/S, Series A	406	712,439
A.P. Moller - Maersk A/S, Series B	730	1,327,272
Carlsberg A/S, Class B	15,748	2,136,527
Coloplast A/S, B Shares	20,171	2,426,111
Danske Bank A/S	110,000	3,381,581
Demant A/S (A)	16,146	776,012
DSV A/S	28,011	4,312,835
Genmab A/S (A)	10,546	2,976,703
Novo Nordisk A/S, Class B	521,592	70,669,518
Novozymes A/S, B Shares	59,709	3,561,143
Orsted A/S (A)(B)	30,279	1,857,216
Pandora A/S	13,533	2,222,935
ROCKWOOL A/S, B Shares	1,485	624,800
Tryg A/S	57,304	1,179,776
Vestas Wind Systems A/S (A)	161,564	4,533,224
		102,698,092
Finland - 0.6%
Elisa OYJ	18,763	874,271
Fortum OYJ	59,958	916,093
Kesko OYJ, B Shares	36,264	659,683
Kone OYJ, B Shares	45,539	2,323,350
Metso OYJ	89,184	1,090,664
Neste OYJ	56,256	1,181,050
Nokia OYJ	717,147	2,805,039

43

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nordea Bank (Nasdaq Stockholm Exchange)	423,290	$5,203,593
Orion OYJ, Class B	14,226	579,387
Sampo OYJ, A Shares	61,466	2,631,024
Stora Enso OYJ, R Shares	78,318	1,147,304
UPM-Kymmene OYJ	71,322	2,726,424
Wartsila OYJ ABP	63,725	1,336,136
		23,474,018
France - 7.3%
Accor SA	25,323	1,104,751
Aeroports de Paris SA	4,524	648,267
Air Liquide SA	70,789	13,936,461
Airbus SE	80,265	13,653,172
Alstom SA (C)	39,061	768,865
Amundi SA (B)(C)	8,965	691,771
Arkema SA	8,093	829,335
AXA SA	249,314	9,001,816
BioMerieux	5,538	588,078
BNP Paribas SA	139,877	10,325,221
Bollore SE	94,198	634,440
Bouygues SA	25,334	992,802
Bureau Veritas SA	42,527	1,280,790
Capgemini SE	20,945	4,243,485
Carrefour SA (C)	75,766	1,235,552
Cie de Saint-Gobain SA	61,676	5,445,439
Cie Generale des Etablissements Michelin SCA (C)	91,420	3,707,530
Covivio SA	6,689	348,138
Credit Agricole SA (C)	145,327	2,364,591
Danone SA	86,481	5,577,131
Dassault Aviation SA	2,874	623,753
Dassault Systemes SE	89,941	3,655,364
Edenred SE	33,447	1,560,682
Eiffage SA	9,680	1,070,992
Engie SA	245,834	4,164,810
EssilorLuxottica SA (C)	39,754	8,914,959
Eurazeo SE	5,734	484,009
Gecina SA	6,041	652,047
Getlink SE	46,632	821,771
Hermes International SCA	4,273	10,142,444
Ipsen SA	5,008	656,974
Kering SA	10,047	3,473,389
Klepierre SA	28,400	824,333
La Francaise des Jeux SAEM (B)	13,619	490,290
Legrand SA	35,653	3,871,293
L'Oreal SA	32,467	16,025,669
LVMH Moet Hennessy Louis Vuitton SE	37,259	29,797,553
Orange SA	248,495	2,901,585
Pernod Ricard SA	27,562	4,127,477
Publicis Groupe SA	30,943	3,475,656
Remy Cointreau SA	3,121	292,230
Renault SA	26,089	1,532,468
Rexel SA	30,492	926,645
Safran SA	46,336	10,852,104
Sanofi SA	153,607	15,038,375
Sartorius Stedim Biotech	3,969	790,643
Schneider Electric SE	72,324	18,043,351
Schneider Electric SE (Euronext London Exchange)	1,178	291,835
SEB SA	3,360	416,492
Societe Generale SA	97,972	2,934,529
Sodexo SA	11,793	1,098,374
Teleperformance SE (C)	7,748	886,306
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Thales SA	13,093	$2,377,828
TotalEnergies SE	292,367	21,420,040
Unibail-Rodamco-Westfield	16,004	1,410,106
Veolia Environnement SA	91,592	3,066,203
Vinci SA	67,295	8,397,859
Vivendi SE	89,368	984,118
Worldline SA (A)(B)	32,602	435,786
		266,307,977
Germany - 5.2%
adidas AG	22,307	5,649,684
Allianz SE	54,440	15,936,595
BASF SE	123,055	6,512,866
Bayer AG	135,534	4,169,715
Bayerische Motoren Werke AG	44,261	4,514,716
Bechtle AG	11,172	545,305
Beiersdorf AG	13,723	2,151,444
Brenntag SE	18,090	1,303,124
Carl Zeiss Meditec AG, Bearer Shares	5,573	515,532
Commerzbank AG	143,562	2,437,586
Continental AG	14,972	1,020,407
Covestro AG (A)(B)	25,894	1,395,141
Daimler Truck Holding AG	73,793	3,157,312
Delivery Hero SE (A)(B)	24,443	748,733
Deutsche Bank AG	268,889	4,474,426
Deutsche Boerse AG	26,209	5,222,826
Deutsche Lufthansa AG	82,238	575,993
Deutsche Telekom AG	445,924	10,842,295
DHL Group	136,429	5,743,690
E.ON SE	306,748	4,107,993
Evonik Industries AG	31,238	688,125
Fresenius Medical Care AG	28,345	1,209,033
Fresenius SE & Company KGaA (A)	58,148	1,855,282
GEA Group AG	21,939	918,443
Hannover Rueck SE	8,541	2,123,361
Heidelberg Materials AG	17,978	1,885,408
Henkel AG & Company KGaA	13,377	1,071,896
Infineon Technologies AG	180,226	7,291,644
Knorr-Bremse AG	9,832	757,189
LEG Immobilien SE	10,295	915,574
Mercedes-Benz Group AG	110,825	8,043,350
Merck KGaA	17,866	3,247,136
MTU Aero Engines AG	7,507	1,875,228
Muenchener Rueckversicherungs-Gesellschaft AG	19,020	9,485,204
Nemetschek SE	7,899	725,875
Puma SE	14,436	749,687
Rational AG	700	597,355
Rheinmetall AG	6,061	3,493,668
RWE AG	86,961	3,304,872
SAP SE	144,025	26,264,089
Scout24 SE (B)	10,034	754,790
Siemens AG	104,880	20,214,626
Siemens Energy AG (A)	72,026	1,961,352
Siemens Healthineers AG (B)	38,844	2,266,704
Symrise AG	18,258	2,180,922
Talanx AG	9,346	745,496
Volkswagen AG	4,049	580,573
Vonovia SE	101,211	3,181,620
Zalando SE (A)(B)	30,897	820,599
		190,234,484
Hong Kong - 1.6%
AIA Group, Ltd.	1,554,874	12,077,020

44

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Alibaba Health Information Technology, Ltd. (A)	725,746	$305,905
Beijing Enterprises Holdings, Ltd.	68,470	241,357
Beijing Enterprises Water Group, Ltd.	537,340	171,639
BOC Hong Kong Holdings, Ltd.	506,301	1,591,505
Bosideng International Holdings, Ltd.	505,812	292,674
Brilliance China Automotive Holdings, Ltd.	410,000	323,606
C&D International Investment Group, Ltd. (C)	87,246	176,463
China Gas Holdings, Ltd.	362,302	342,991
China Medical System Holdings, Ltd.	184,843	156,505
China Merchants Port Holdings Company, Ltd.	166,231	236,763
China Overseas Land & Investment, Ltd.	513,752	973,589
China Overseas Property Holdings, Ltd. (C)	167,224	113,510
China Power International Development, Ltd.	645,969	304,095
China Resources Beer Holdings Company, Ltd.	217,162	873,948
China Resources Gas Group, Ltd.	122,373	425,786
China Resources Land, Ltd.	431,211	1,573,601
China Resources Power Holdings Company, Ltd.	256,808	728,069
China Ruyi Holdings, Ltd. (A)(C)	749,326	205,471
China State Construction International Holdings, Ltd.	269,116	356,311
China Taiping Insurance Holdings Company, Ltd.	209,929	227,719
Chow Tai Fook Jewellery Group, Ltd.	263,831	339,922
CK Asset Holdings, Ltd.	266,073	1,053,872
CK Hutchison Holdings, Ltd.	366,634	1,790,305
CK Infrastructure Holdings, Ltd.	86,299	499,156
CLP Holdings, Ltd.	222,844	1,765,718
COSCO SHIPPING Ports, Ltd.	166,534	115,450
ESR Group, Ltd. (B)(C)	230,301	324,884
Far East Horizon, Ltd.	267,693	215,195
Futu Holdings, Ltd., ADR (A)	7,609	571,740
Galaxy Entertainment Group, Ltd.	297,387	1,432,870
GCL Technology Holdings, Ltd. (A)	2,870,736	538,511
Geely Automobile Holdings, Ltd.	801,860	976,042
Guangdong Investment, Ltd.	392,587	222,512
Hang Lung Properties, Ltd.	235,852	214,817
Hang Seng Bank, Ltd.	103,933	1,448,139
Henderson Land Development Company, Ltd.	196,796	615,768
HKT Trust & HKT, Ltd.	507,846	591,843
Hong Kong & China Gas Company, Ltd.	1,507,498	1,172,893
Hong Kong Exchanges & Clearing, Ltd.	164,785	5,574,041
Hongkong Land Holdings, Ltd.	148,146	503,604
Jardine Matheson Holdings, Ltd.	21,667	798,525
Kingboard Holdings, Ltd.	88,854	216,169
Kunlun Energy Company, Ltd.	519,215	541,513
Link REIT	350,985	1,479,898
MTR Corp., Ltd.	205,712	699,026
Orient Overseas International, Ltd.	17,727	301,084
Power Assets Holdings, Ltd.	188,806	1,048,315
Prudential PLC	362,189	3,469,268
Sino Biopharmaceutical, Ltd.	1,388,160	506,555
Sino Land Company, Ltd.	517,297	550,529
SITC International Holdings Company, Ltd.	181,947	466,746
Sun Hung Kai Properties, Ltd.	198,863	1,921,517
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Swire Pacific, Ltd., Class A	59,125	$514,663
Swire Properties, Ltd.	156,725	288,261
Techtronic Industries Company, Ltd.	188,113	2,314,121
The Wharf Holdings, Ltd.	146,000	434,907
Vinda International Holdings, Ltd. (D)	34,189	102,518
Want Want China Holdings, Ltd.	624,564	377,053
WH Group, Ltd. (B)	1,131,866	771,317
Wharf Real Estate Investment Company, Ltd.	228,027	663,471
Yuexiu Property Company, Ltd. (C)	216,075	157,123
		59,288,388
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	58,041	451,471
OTP Bank NYRT	29,117	1,406,068
Richter Gedeon NYRT	17,914	454,100
		2,311,639
India - 5.0%
ABB India, Ltd.	7,368	731,558
Adani Enterprises, Ltd.	23,470	961,601
Adani Green Energy, Ltd. (A)	43,583	1,001,567
Adani Ports & Special Economic Zone, Ltd.	72,911	1,259,466
Adani Power, Ltd. (A)	105,573	963,775
Ambuja Cements, Ltd.	82,292	626,250
APL Apollo Tubes, Ltd.	22,705	406,016
Apollo Hospitals Enterprise, Ltd.	13,889	974,116
Ashok Leyland, Ltd.	200,169	538,041
Asian Paints, Ltd.	52,511	1,816,109
Astral, Ltd.	18,262	460,481
AU Small Finance Bank, Ltd. (B)	22,845	176,235
Aurobindo Pharma, Ltd.	36,790	524,918
Avenue Supermarts, Ltd. (A)(B)	22,407	1,152,425
Axis Bank, Ltd.	316,027	4,413,004
Bajaj Auto, Ltd.	9,493	1,035,628
Bajaj Finance, Ltd.	38,425	3,100,848
Bajaj Finserv, Ltd.	53,591	984,256
Bajaj Holdings & Investment, Ltd.	3,705	353,736
Balkrishna Industries, Ltd.	10,301	373,560
Bandhan Bank, Ltd. (B)	106,979	241,627
Bank of Baroda	144,444	460,852
Berger Paints India, Ltd.	36,876	200,210
Bharat Electronics, Ltd.	514,162	1,833,682
Bharat Forge, Ltd.	35,390	661,990
Bharat Heavy Electricals, Ltd.	147,339	530,222
Bharat Petroleum Corp., Ltd.	105,031	791,481
Bharti Airtel, Ltd.	310,970	5,110,626
Britannia Industries, Ltd.	14,861	925,301
CG Power & Industrial Solutions, Ltd.	84,305	649,974
Cholamandalam Investment and Finance Company, Ltd.	58,374	872,117
Cipla, Ltd.	72,805	1,266,267
Coal India, Ltd.	213,117	1,257,213
Colgate-Palmolive India, Ltd.	18,483	586,104
Container Corp. of India, Ltd.	33,639	434,629
Cummins India, Ltd.	19,412	825,817
Dabur India, Ltd.	84,501	559,866
Divi's Laboratories, Ltd.	16,330	843,682
DLF, Ltd.	104,458	1,031,666
Dr. Reddy's Laboratories, Ltd.	16,124	1,118,143
Eicher Motors, Ltd.	18,870	1,073,009
GAIL India, Ltd.	318,676	782,259
GMR Airports Infrastructure, Ltd. (A)	333,306	337,336
Godrej Consumer Products, Ltd.	57,165	868,607

45

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Godrej Properties, Ltd. (A)	17,390	$582,218
Grasim Industries, Ltd.	36,277	1,014,058
Havells India, Ltd.	34,161	781,101
HCL Technologies, Ltd.	130,953	2,081,723
HDFC Asset Management Company, Ltd. (B)	13,442	628,433
HDFC Bank, Ltd.	389,201	7,123,033
HDFC Life Insurance Company, Ltd. (B)	137,091	902,024
Hero MotoCorp, Ltd.	16,686	1,026,028
Hindalco Industries, Ltd.	185,944	1,532,944
Hindustan Aeronautics, Ltd.	28,336	1,701,664
Hindustan Petroleum Corp., Ltd.	78,427	507,173
Hindustan Unilever, Ltd.	113,476	3,173,619
ICICI Bank, Ltd.	720,926	9,696,915
ICICI Lombard General Insurance Company, Ltd. (B)	34,843	660,510
ICICI Prudential Life Insurance Company, Ltd. (B)	52,100	340,677
IDFC First Bank, Ltd. (A)	461,247	424,354
Indian Oil Corp., Ltd.	392,444	765,312
Indian Railway Catering & Tourism Corp., Ltd.	31,731	387,369
Indraprastha Gas, Ltd.	42,982	232,139
IndusInd Bank, Ltd.	39,282	689,280
Info Edge India, Ltd.	9,734	668,141
Infosys, Ltd.	459,362	7,787,254
InterGlobe Aviation, Ltd. (A)(B)	23,988	1,206,975
ITC, Ltd.	414,838	2,124,172
Jindal Steel & Power, Ltd.	49,433	610,146
Jio Financial Services, Ltd. (A)	397,147	1,644,926
JSW Steel, Ltd.	83,052	878,436
Jubilant Foodworks, Ltd.	51,875	309,697
Kotak Mahindra Bank, Ltd.	152,212	3,093,963
Larsen & Toubro, Ltd.	93,375	4,119,743
LTIMindtree, Ltd. (B)	11,973	674,911
Lupin, Ltd.	31,782	611,440
Macrotech Developers, Ltd. (B)	33,427	559,442
Mahindra & Mahindra, Ltd.	129,203	3,897,986
Marico, Ltd.	69,952	499,135
Maruti Suzuki India, Ltd.	19,494	2,906,575
Max Healthcare Institute, Ltd.	107,277	973,332
Mphasis, Ltd.	10,309	281,787
MRF, Ltd.	318	478,683
Muthoot Finance, Ltd.	16,591	336,405
Nestle India, Ltd.	46,200	1,303,798
NMDC, Ltd.	141,843	443,115
NTPC, Ltd.	604,653	2,607,504
Oil & Natural Gas Corp., Ltd.	436,489	1,393,181
One 97 Communications, Ltd. (A)	34,710	151,258
Page Industries, Ltd.	781	336,922
Persistent Systems, Ltd.	13,734	560,492
Petronet LNG, Ltd.	100,750	358,846
PI Industries, Ltd.	11,362	485,394
Pidilite Industries, Ltd.	20,725	732,580
Polycab India, Ltd.	6,283	506,487
Power Finance Corp., Ltd.	207,656	1,230,848
Power Grid Corp. of India, Ltd.	645,528	2,394,254
Punjab National Bank	304,999	473,035
REC, Ltd.	183,450	1,184,681
Reliance Industries, Ltd.	420,845	14,428,386
Samvardhana Motherson International, Ltd.	325,877	589,414
SBI Cards & Payment Services, Ltd.	37,806	313,834
SBI Life Insurance Company, Ltd. (B)	64,304	1,070,665
Shree Cement, Ltd.	1,221	360,491
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Shriram Finance, Ltd.	39,016	$1,116,650
Siemens, Ltd.	12,375	1,035,385
Sona BLW Precision Forgings, Ltd. (B)	55,472	433,334
SRF, Ltd.	20,049	530,523
State Bank of India	248,363	2,480,211
Sun Pharmaceutical Industries, Ltd.	133,397	2,341,361
Supreme Industries, Ltd.	8,792	553,695
Suzlon Energy, Ltd. (A)	1,218,811	698,353
Tata Communications, Ltd.	15,736	334,183
Tata Consultancy Services, Ltd.	124,963	5,547,313
Tata Consumer Products, Ltd.	78,704	995,996
Tata Elxsi, Ltd.	4,518	375,631
Tata Motors, Ltd.	229,384	2,545,257
Tata Motors, Ltd., Class A, Differential Voting Rights	64,550	482,092
Tata Steel, Ltd.	1,018,772	2,046,629
Tech Mahindra, Ltd.	74,022	1,097,354
The Indian Hotels Company, Ltd.	117,492	789,760
The Tata Power Company, Ltd.	198,581	1,043,809
Titan Company, Ltd.	48,745	1,901,992
Torrent Pharmaceuticals, Ltd.	13,917	450,389
Trent, Ltd.	25,013	1,356,523
Tube Investments of India, Ltd.	14,597	626,284
TVS Motor Company, Ltd.	32,841	863,680
UltraTech Cement, Ltd.	15,943	1,888,889
Union Bank of India, Ltd.	205,586	391,140
United Spirits, Ltd.	39,966	558,182
UPL, Ltd.	60,918	372,751
Varun Beverages, Ltd.	62,940	1,078,651
Vedanta, Ltd.	127,459	685,520
Wipro, Ltd.	181,154	953,109
Yes Bank, Ltd. (A)	1,778,026	495,098
Zomato, Ltd. (A)	844,516	1,820,867
		181,845,789
Ireland - 1.0%
AerCap Holdings NV	26,700	2,475,357
AIB Group PLC	210,999	1,200,725
Bank of Ireland Group PLC	145,144	1,668,143
DCC PLC	12,719	928,851
Experian PLC	119,414	5,533,391
Flutter Entertainment PLC (A)	22,980	4,422,114
James Hardie Industries PLC, CHESS Depositary Interest (A)	59,078	1,841,621
Kerry Group PLC, Class A	21,530	1,824,065
Kingspan Group PLC	21,348	2,056,617
PDD Holdings, Inc., ADR (A)	79,841	11,958,585
Smurfit Kappa Group PLC	29,637	1,445,481
Smurfit Kappa Group PLC (London Stock Exchange)	6,453	316,210
		35,671,160
Israel - 0.4%
Azrieli Group, Ltd.	5,624	340,662
Bank Hapoalim BM	164,113	1,509,702
Bank Leumi Le-Israel BM	197,952	1,646,956
Check Point Software Technologies, Ltd. (A)	12,240	1,842,120
CyberArk Software, Ltd. (A)	5,438	1,246,662
Elbit Systems, Ltd.	3,554	677,496
Global-e Online, Ltd. (A)	13,100	408,982
ICL Group, Ltd.	101,656	480,810
Israel Discount Bank, Ltd., Class A	159,218	818,885
Mizrahi Tefahot Bank, Ltd.	19,909	727,040
Monday.com, Ltd. (A)	3,813	861,395

46

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Nice, Ltd. (A)	8,302	$1,533,002
Teva Pharmaceutical Industries, Ltd., ADR (A)	147,062	2,489,760
Wix.com, Ltd. (A)	7,171	1,155,248
		15,738,720
Italy - 2.0%
Amplifon SpA	22,011	813,592
Assicurazioni Generali SpA	182,410	4,694,960
Banco BPM SpA (C)	212,264	1,531,475
Davide Campari-Milano NV	107,582	1,077,724
DiaSorin SpA	3,913	422,286
Enel SpA	1,433,072	10,405,088
Eni SpA	386,814	6,109,469
Ferrari NV	22,216	9,154,792
FinecoBank SpA	106,989	1,735,201
Infrastrutture Wireless Italiane SpA (B)	57,518	630,621
Intesa Sanpaolo SpA	2,576,060	10,147,674
Leonardo SpA	72,960	1,876,666
Mediobanca Banca di Credito Finanziario SpA	90,539	1,433,013
Moncler SpA	36,343	2,425,141
Nexi SpA (A)(B)	103,802	690,963
Poste Italiane SpA (B)	82,393	1,131,830
Prysmian SpA	46,401	3,051,771
Recordati Industria Chimica e Farmaceutica SpA	18,197	960,487
Snam SpA	350,680	1,663,875
Telecom Italia SpA (A)(C)	1,752,989	462,096
Terna - Rete Elettrica Nazionale	245,646	2,067,470
UniCredit SpA	271,535	10,810,485
		73,296,679
Japan - 14.5%
Advantest Corp.	105,884	3,524,735
Aeon Company, Ltd.	89,485	1,930,114
AGC, Inc.	26,742	933,138
Aisin Corp.	20,289	757,167
Ajinomoto Company, Inc.	64,812	2,317,200
ANA Holdings, Inc.	20,923	398,544
Asahi Group Holdings, Ltd.	66,740	2,448,453
Asahi Intecc Company, Ltd.	29,885	431,860
Asahi Kasei Corp.	171,690	1,118,907
Astellas Pharma, Inc.	248,712	2,441,751
Azbil Corp.	16,371	454,164
Bandai Namco Holdings, Inc.	82,276	1,500,947
Bridgestone Corp.	78,434	3,437,877
Brother Industries, Ltd.	31,657	609,287
Canon, Inc.	137,793	4,010,070
Capcom Company, Ltd.	47,388	876,944
Central Japan Railway Company	105,810	2,360,014
Chubu Electric Power Company, Inc.	88,029	1,216,189
Chugai Pharmaceutical Company, Ltd.	92,790	2,823,206
Concordia Financial Group, Ltd.	148,517	896,776
Dai Nippon Printing Company, Ltd.	28,043	873,445
Daifuku Company, Ltd.	42,248	740,533
Dai-ichi Life Holdings, Inc.	131,948	3,550,189
Daiichi Sankyo Company, Ltd.	255,388	9,014,963
Daikin Industries, Ltd.	36,434	5,324,125
Daito Trust Construction Company, Ltd.	8,006	845,557
Daiwa House Industry Company, Ltd.	81,455	2,167,244
Daiwa Securities Group, Inc.	190,064	1,493,897
Denso Corp.	260,948	4,240,547
Dentsu Group, Inc. (C)	27,267	721,805
Disco Corp.	12,724	5,005,100
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
East Japan Railway Company	123,590	$2,143,244
Eisai Company, Ltd.	34,725	1,490,727
ENEOS Holdings, Inc.	394,848	2,041,459
FANUC Corp.	131,802	3,689,413
Fast Retailing Company, Ltd.	24,191	6,212,910
Fuji Electric Company, Ltd.	17,664	1,053,777
FUJIFILM Holdings Corp.	154,065	3,518,194
Fujitsu, Ltd.	242,520	3,511,925
GLP J-REIT	622	517,182
Hamamatsu Photonics KK	18,834	556,912
Hankyu Hanshin Holdings, Inc.	30,600	803,072
Hikari Tsushin, Inc.	2,791	458,117
Hirose Electric Company, Ltd.	3,888	433,733
Hitachi Construction Machinery Company, Ltd.	14,954	407,475
Hitachi, Ltd.	128,198	13,202,816
Honda Motor Company, Ltd.	639,224	7,238,391
Hoshizaki Corp.	14,716	528,467
Hoya Corp.	48,533	5,908,072
Hulic Company, Ltd.	51,318	475,375
Ibiden Company, Ltd.	15,612	631,292
Idemitsu Kosan Company, Ltd.	133,160	911,824
Iida Group Holdings Company, Ltd.	21,143	288,570
Inpex Corp.	133,135	2,054,241
Isuzu Motors, Ltd.	79,967	1,071,713
ITOCHU Corp.	164,483	7,764,683
Japan Airlines Company, Ltd.	19,053	320,186
Japan Exchange Group, Inc.	70,253	1,651,295
Japan Metropolitan Fund Investment Corp.	920	541,867
Japan Post Bank Company, Ltd.	198,997	1,971,230
Japan Post Holdings Company, Ltd.	292,465	2,824,184
Japan Post Insurance Company, Ltd.	28,545	550,102
Japan Real Estate Investment Corp.	168	553,988
Japan Tobacco, Inc.	165,726	4,702,098
JFE Holdings, Inc.	79,525	1,203,969
Kajima Corp.	58,427	992,729
Kao Corp.	64,204	2,812,178
Kawasaki Kisen Kaisha, Ltd.	54,559	810,874
KDDI Corp.	206,490	5,689,785
KDX Realty Investment Corp.	553	533,972
Keisei Electric Railway Company, Ltd.	19,011	682,810
Keyence Corp.	26,804	12,082,212
Kikkoman Corp.	93,385	1,085,174
Kintetsu Group Holdings Company, Ltd.	23,611	501,975
Kirin Holdings Company, Ltd.	105,703	1,459,752
Kobe Bussan Company, Ltd.	20,687	457,568
Koito Manufacturing Company, Ltd.	27,852	394,997
Komatsu, Ltd.	128,184	3,767,460
Konami Group Corp.	13,779	965,713
Kubota Corp.	138,509	1,960,405
Kyocera Corp.	176,668	2,002,687
Kyowa Kirin Company, Ltd.	36,793	622,110
Lasertec Corp.	10,436	2,683,264
LY Corp.	367,754	873,974
M3, Inc.	61,019	591,699
Makita Corp.	30,960	912,903
Marubeni Corp.	198,413	3,886,028
MatsukiyoCocokara & Company	46,913	663,257
Mazda Motor Corp.	78,739	830,127
McDonald's Holdings Company Japan, Ltd. (C)	11,191	458,410
MEIJI Holdings Company, Ltd.	32,043	717,674
MINEBEA MITSUMI, Inc.	50,368	1,059,322
MISUMI Group, Inc.	39,339	677,580

47

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Chemical Group Corp.	176,610	$935,357
Mitsubishi Corp.	476,806	10,063,664
Mitsubishi Electric Corp.	267,566	4,649,585
Mitsubishi Estate Company, Ltd.	155,877	2,628,676
Mitsubishi HC Capital, Inc.	108,140	717,783
Mitsubishi Heavy Industries, Ltd.	443,900	3,883,129
Mitsubishi UFJ Financial Group, Inc.	1,532,354	16,276,171
Mitsui & Company, Ltd.	178,895	9,108,300
Mitsui Chemicals, Inc.	23,614	715,437
Mitsui Fudosan Company, Ltd.	368,932	3,389,401
Mitsui OSK Lines, Ltd.	47,821	1,576,295
Mizuho Financial Group, Inc.	332,813	6,817,455
MonotaRO Company, Ltd.	34,604	365,537
MS&AD Insurance Group Holdings, Inc.	179,694	3,737,620
Murata Manufacturing Company, Ltd.	237,556	4,493,470
NEC Corp.	33,906	2,523,888
Nexon Company, Ltd.	47,471	815,361
Nidec Corp.	57,674	2,874,958
Nintendo Company, Ltd.	143,263	7,790,713
Nippon Building Fund, Inc.	202	754,361
Nippon Express Holdings, Inc.	9,801	483,026
Nippon Paint Holdings Company, Ltd.	131,414	884,722
Nippon Prologis REIT, Inc. (C)	307	506,750
Nippon Sanso Holdings Corp.	24,033	712,255
Nippon Steel Corp.	118,042	2,584,203
Nippon Telegraph & Telephone Corp.	4,110,490	4,036,536
Nippon Yusen KK	63,692	2,019,363
Nissan Chemical Corp.	17,283	480,533
Nissan Motor Company, Ltd.	332,491	1,189,193
Nissin Foods Holdings Company, Ltd.	27,417	692,022
Nitori Holdings Company, Ltd.	11,053	1,217,677
Nitto Denko Corp.	19,803	1,516,120
Nomura Holdings, Inc.	422,388	2,565,258
Nomura Real Estate Holdings, Inc.	15,114	389,673
Nomura Real Estate Master Fund, Inc.	535	502,713
Nomura Research Institute, Ltd.	53,035	1,419,878
NTT Data Group Corp.	87,097	1,339,354
Obayashi Corp.	90,064	1,048,477
Obic Company, Ltd.	9,540	1,238,523
Odakyu Electric Railway Company, Ltd.	41,859	438,690
Olympus Corp.	165,867	2,617,766
Omron Corp.	24,425	797,819
Ono Pharmaceutical Company, Ltd.	48,836	707,188
Oracle Corp. Japan	5,160	366,931
Oriental Land Company, Ltd.	150,758	4,214,690
ORIX Corp.	163,139	3,557,743
Osaka Gas Company, Ltd.	51,503	1,172,626
Otsuka Corp.	30,724	583,366
Otsuka Holdings Company, Ltd.	57,732	2,383,492
Pan Pacific International Holdings Corp.	52,460	1,356,986
Panasonic Holdings Corp.	305,230	2,696,048
Rakuten Group, Inc. (A)	207,206	1,077,704
Recruit Holdings Company, Ltd.	199,112	10,051,551
Renesas Electronics Corp.	203,081	3,742,096
Resona Holdings, Inc.	295,435	2,050,731
Ricoh Company, Ltd.	74,932	672,893
Rohm Company, Ltd.	45,668	591,925
SBI Holdings, Inc.	34,435	891,843
SCREEN Holdings Company, Ltd.	11,400	1,090,469
SCSK Corp.	20,587	390,233
Secom Company, Ltd.	28,764	1,789,838
Seiko Epson Corp.	39,331	635,505
Sekisui Chemical Company, Ltd.	51,550	739,881
Sekisui House, Ltd.	82,203	1,851,012
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Seven & i Holdings Company, Ltd.	312,139	$4,028,701
SG Holdings Company, Ltd.	43,057	434,489
Sharp Corp. (A)	35,573	219,806
Shimadzu Corp.	32,310	840,103
Shimano, Inc.	10,556	1,722,740
Shimizu Corp.	71,308	394,583
Shin-Etsu Chemical Company, Ltd.	249,091	9,298,211
Shionogi & Company, Ltd.	33,786	1,522,165
Shiseido Company, Ltd.	55,306	1,755,257
Shizuoka Financial Group, Inc.	64,596	667,166
SMC Corp.	7,965	4,022,560
SoftBank Corp.	394,356	4,728,412
SoftBank Group Corp.	142,218	8,229,800
Sompo Holdings, Inc.	125,184	2,649,488
Sony Group Corp.	174,127	14,295,958
Square Enix Holdings Company, Ltd.	11,568	347,096
Subaru Corp.	83,304	1,862,236
SUMCO Corp.	47,937	720,653
Sumitomo Corp.	143,817	3,742,479
Sumitomo Electric Industries, Ltd.	98,800	1,603,468
Sumitomo Metal Mining Company, Ltd.	33,965	1,105,724
Sumitomo Mitsui Financial Group, Inc.	175,482	11,485,142
Sumitomo Mitsui Trust Holdings, Inc.	90,520	2,104,550
Sumitomo Realty & Development Company, Ltd.	39,685	1,242,650
Suntory Beverage & Food, Ltd.	19,036	699,206
Suzuki Motor Corp.	215,988	2,574,989
Sysmex Corp.	69,168	1,184,291
T&D Holdings, Inc.	69,416	1,254,927
Taisei Corp.	23,395	888,271
Takeda Pharmaceutical Company, Ltd.	217,918	5,802,065
TDK Corp.	53,771	2,700,676
Terumo Corp.	185,794	3,164,811
The Chiba Bank, Ltd.	74,639	713,359
The Kansai Electric Power Company, Inc.	97,271	1,760,334
TIS, Inc.	29,585	541,127
Tobu Railway Company, Ltd.	25,344	447,915
Toho Company, Ltd.	15,014	475,111
Tokio Marine Holdings, Inc.	250,765	8,687,831
Tokyo Electric Power Company Holdings, Inc. (A)	211,094	1,267,296
Tokyo Electron, Ltd.	65,151	13,835,378
Tokyo Gas Company, Ltd.	50,710	1,139,018
Tokyu Corp.	67,939	792,640
TOPPAN Holdings, Inc.	31,788	823,396
Toray Industries, Inc.	191,782	960,763
TOTO, Ltd.	19,480	488,777
Toyota Industries Corp.	20,394	1,923,374
Toyota Motor Corp.	1,464,097	31,891,975
Toyota Tsusho Corp.	29,521	1,802,818
Trend Micro, Inc.	18,420	833,659
Unicharm Corp.	55,553	1,792,778
USS Company, Ltd.	54,486	426,036
West Japan Railway Company	59,070	1,178,480
Yakult Honsha Company, Ltd.	34,966	637,923
Yamaha Corp.	17,994	409,447
Yamaha Motor Company, Ltd.	122,913	1,203,531
Yamato Holdings Company, Ltd.	36,121	414,997
Yaskawa Electric Corp.	33,429	1,280,079
Yokogawa Electric Corp.	31,400	808,766
Zensho Holdings Company, Ltd.	13,200	519,739
ZOZO, Inc.	18,324	427,425
		530,062,998

48

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Jordan - 0.0%
Hikma Pharmaceuticals PLC	21,494	$531,405
Luxembourg - 0.1%
ArcelorMittal SA	69,398	1,830,892
Eurofins Scientific SE	18,289	1,103,973
Reinet Investments SCA	18,519	467,929
Tenaris SA	83,291	1,376,159
		4,778,953
Macau - 0.0%
Sands China, Ltd. (A)	329,278	789,171
Malaysia - 0.4%
AMMB Holdings BHD	318,000	287,303
Axiata Group BHD	370,500	220,640
CELCOMDIGI BHD	451,500	365,545
CIMB Group Holdings BHD	845,000	1,230,315
Gamuda BHD	251,700	324,334
Genting BHD	294,900	298,421
Genting Malaysia BHD	389,100	219,467
Hong Leong Bank BHD	86,800	355,511
IHH Healthcare BHD	281,300	369,998
Inari Amertron BHD	376,700	260,897
IOI Corp. BHD	317,200	257,773
Kuala Lumpur Kepong BHD	61,500	272,841
Malayan Banking BHD	718,300	1,515,737
Malaysia Airports Holdings BHD	123,200	260,271
Maxis BHD	308,100	237,885
MISC BHD	172,900	306,530
Mr. D.I.Y Group M BHD (B)	412,400	158,599
Nestle Malaysia BHD	7,900	214,362
Petronas Chemicals Group BHD	364,800	520,575
Petronas Dagangan BHD	34,400	144,836
Petronas Gas BHD	100,400	389,942
PPB Group BHD	86,200	270,539
Press Metal Aluminium Holdings BHD	477,500	568,502
Public Bank BHD	1,940,400	1,690,849
QL Resources BHD	138,350	185,278
RHB Bank BHD	190,800	222,723
Sime Darby BHD	384,000	227,020
Sime Darby Plantation BHD	274,700	248,176
Telekom Malaysia BHD	154,800	204,521
Tenaga Nasional BHD	350,000	970,038
YTL Corp. BHD	448,800	343,628
YTL Power International BHD	331,100	347,042
		13,490,098
Mexico - 0.6%
Alfa SAB de CV, Class A	397,044	276,139
America Movil SAB de CV (A)	2,441,236	2,264,760
Arca Continental SAB de CV	66,817	684,966
Banco del Bajio SA (B)	101,854	352,690
Cemex SAB de CV, Series CPO (A)	1,984,084	1,495,679
Coca-Cola Femsa SAB de CV	68,895	643,410
Fibra Uno Administracion SA de CV	380,343	538,015
Fomento Economico Mexicano SAB de CV	253,566	2,904,879
Gruma SAB de CV, Class B	23,900	465,308
Grupo Aeroportuario del Centro Norte SAB de CV	37,400	383,600
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	51,170	963,262
Grupo Aeroportuario del Sureste SAB de CV, B Shares	23,488	792,859
Grupo Bimbo SAB de CV, Series A	172,457	648,499
Grupo Carso SAB de CV, Series A1	73,856	569,727
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Financiero Banorte SAB de CV, Series O	337,481	$3,205,836
Grupo Financiero Inbursa SAB de CV, Series O (A)	241,513	646,255
Grupo Mexico SAB de CV, Series B	405,489	2,501,788
Industrias Penoles SAB de CV (A)	25,801	407,138
Kimberly-Clark de Mexico SAB de CV, Class A	200,217	421,050
Operadora de Sites Mexicanos SAB de CV, Class A1	165,995	171,997
Orbia Advance Corp. SAB de CV	131,462	215,481
Prologis Property Mexico SA de CV	101,852	413,435
Promotora y Operadora de Infraestructura SAB de CV	25,007	274,633
Wal-Mart de Mexico SAB de CV	680,897	2,558,405
		23,799,811
Netherlands - 3.5%
ABN AMRO Bank NV (B)	62,940	1,076,649
Adyen NV (A)(B)	2,885	3,741,210
Aegon, Ltd.	204,747	1,328,039
Akzo Nobel NV	22,509	1,578,836
Argenx SE (A)	8,341	3,084,888
ASM International NV	6,230	4,384,100
ASML Holding NV	53,439	51,128,705
ASR Nederland NV	21,801	1,055,131
BE Semiconductor Industries NV	10,197	1,516,982
Euronext NV (B)	11,696	1,151,657
EXOR NV	12,369	1,389,043
Ferrovial SE	90,972	3,595,267
Heineken Holding NV	16,776	1,376,852
Heineken NV	37,998	3,812,635
IMCD NV	7,526	1,148,503
ING Groep NV	439,432	7,850,585
JDE Peet's NV	11,995	263,883
Koninklijke Ahold Delhaize NV	125,711	3,898,667
Koninklijke KPN NV	439,964	1,649,555
Koninklijke Philips NV (A)	110,251	3,011,481
NEPI Rockcastle NV (A)	70,945	492,565
NN Group NV	36,760	1,715,184
OCI NV	13,651	374,392
Prosus NV (A)	193,938	7,041,209
QIAGEN NV (A)	30,407	1,301,847
Randstad NV	14,269	754,140
Stellantis NV	391,423	8,672,352
Universal Music Group NV	108,369	3,377,166
Wolters Kluwer NV	32,884	5,244,634
		127,016,157
New Zealand - 0.1%
Auckland International Airport, Ltd.	126,302	606,120
Fisher & Paykel Healthcare Corp., Ltd.	56,506	1,027,989
Mercury NZ, Ltd.	64,009	263,338
Meridian Energy, Ltd.	123,325	513,103
Spark New Zealand, Ltd.	173,464	445,312
Xero, Ltd. (A)	19,253	1,748,060
		4,603,922
Norway - 0.4%
Aker BP ASA	44,444	1,147,426
DNB Bank ASA	134,268	2,629,186
Equinor ASA	129,353	3,754,825
Gjensidige Forsikring ASA	29,943	525,463
Kongsberg Gruppen ASA	12,927	1,111,433
Mowi ASA	67,176	1,207,998
Norsk Hydro ASA	191,914	1,299,573

49

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Orkla ASA	101,677	$814,078
Salmar ASA	9,543	582,732
Telenor ASA	91,357	1,064,395
Yara International ASA	23,843	741,409
		14,878,518
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	28,489	509,953
Credicorp, Ltd.	9,685	1,601,124
		2,111,077
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	235,260	140,812
Ayala Corp.	38,530	392,306
Ayala Land, Inc.	937,080	421,406
Bank of the Philippine Islands	258,247	530,627
BDO Unibank, Inc.	329,840	733,189
International Container Terminal Services, Inc.	140,810	822,866
JG Summit Holdings, Inc.	356,932	189,140
Jollibee Foods Corp.	60,180	222,871
Manila Electric Company	37,830	237,279
Metropolitan Bank & Trust Company	261,729	277,829
PLDT, Inc.	10,605	268,235
SM Investments Corp.	34,115	507,671
SM Prime Holdings, Inc.	1,395,500	643,530
Universal Robina Corp.	122,940	224,644
		5,612,405
Poland - 0.3%
Allegro.eu SA (A)(B)	76,656	737,636
Bank Polska Kasa Opieki SA	24,264	988,277
Budimex SA	1,704	323,731
CD Projekt SA (C)	8,493	281,480
Dino Polska SA (A)(B)(C)	6,430	640,740
KGHM Polska Miedz SA	18,375	713,923
LPP SA	147	649,265
mBank SA (A)	1,982	316,442
ORLEN SA	75,458	1,222,306
PGE Polska Grupa Energetyczna SA (A)	115,135	198,886
Powszechna Kasa Oszczednosci Bank Polski SA	116,491	1,765,116
Powszechny Zaklad Ubezpieczen SA	83,782	1,066,295
Santander Bank Polska SA	4,732	610,142
		9,514,239
Portugal - 0.1%
EDP - Energias de Portugal SA	393,311	1,600,391
Galp Energia SGPS SA	57,979	1,219,243
Jeronimo Martins SGPS SA	35,166	788,937
		3,608,571
Qatar - 0.2%
Barwa Real Estate Company	282,715	219,531
Commercial Bank PSQC	416,976	445,260
Dukhan Bank	252,714	246,038
Industries Qatar QSC	196,734	625,007
Masraf Al Rayan QSC	736,169	466,506
Mesaieed Petrochemical Holding Company	739,514	351,873
Ooredoo QPSC	108,832	281,157
Qatar Electricity & Water Company QSC	57,197	235,897
Qatar Fuel QSC	74,162	274,369
Qatar Gas Transport Company, Ltd.	326,627	357,827
Qatar International Islamic Bank QSC	125,825	346,681
Qatar Islamic Bank SAQ	233,735	1,108,515
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Qatar (continued)
Qatar National Bank QPSC	598,683	$2,225,403
		7,184,064
Saudi Arabia - 1.1%
ACWA Power Company	13,683	1,470,755
Ades Holding Company (A)	47,821	229,762
Advanced Petrochemical Company (A)	17,840	191,261
Al Rajhi Bank	281,123	5,726,389
Alinma Bank	174,671	1,427,470
Almarai Company JSC	35,743	498,520
Arab National Bank	129,994	685,305
Arabian Internet & Communications Services Company	3,362	237,223
Bank AlBilad	88,498	768,087
Bank Al-Jazira (A)	72,607	291,340
Banque Saudi Fransi	84,927	760,564
Bupa Arabia for Cooperative Insurance Company	12,039	741,308
Dallah Healthcare Company	4,881	215,806
Dar Al Arkan Real Estate Development Company (A)	76,398	243,076
Dr Sulaiman Al Habib Medical Services Group Company	12,531	892,151
Elm Company	3,429	732,195
Etihad Etisalat Company	54,150	678,045
Jarir Marketing Company	81,723	277,901
Mobile Telecommunications Company Saudi Arabia	62,481	188,169
Mouwasat Medical Services Company	14,067	400,902
Nahdi Medical Company	5,382	188,729
Power & Water Utility Company for Jubail & Yanbu	10,854	170,116
Riyad Bank	211,617	1,380,343
SABIC Agri-Nutrients Company	32,898	931,878
Sahara International Petrochemical Company	51,753	412,553
Saudi Arabian Mining Company (A)	184,681	2,279,089
Saudi Arabian Oil Company (B)	377,718	2,920,053
Saudi Aramco Base Oil Company	7,023	244,333
Saudi Awwal Bank	144,892	1,481,595
Saudi Basic Industries Corp.	129,096	2,621,486
Saudi Electricity Company	119,095	531,892
Saudi Industrial Investment Group	52,683	301,432
Saudi Kayan Petrochemical Company (A)	101,482	215,711
Saudi Research & Media Group (A)	5,220	284,582
Saudi Tadawul Group Holding Company	7,000	442,497
Saudi Telecom Company	286,884	2,757,881
The Company for Cooperative Insurance	10,722	376,979
The Saudi Investment Bank	88,258	294,491
The Saudi National Bank	420,448	3,818,259
The Savola Group (A)	37,848	436,353
Yanbu National Petrochemical Company	39,138	378,046
		39,124,527
Singapore - 0.9%
BOC Aviation, Ltd. (B)	27,821	206,667
CapitaLand Ascendas REIT	503,384	975,453
CapitaLand Integrated Commercial Trust	711,007	1,035,627
CapitaLand Investment, Ltd.	353,630	698,874
City Developments, Ltd.	64,851	269,961
DBS Group Holdings, Ltd.	266,942	7,118,226
Genting Singapore, Ltd.	817,981	551,735
Grab Holdings, Ltd., Class A (A)	256,450	941,172
Jardine Cycle & Carriage, Ltd.	13,175	251,930
Keppel, Ltd.	196,266	978,551

50

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Mapletree Logistics Trust (C)	469,482	$464,453
Mapletree Pan Asia Commercial Trust	316,422	287,041
Oversea-Chinese Banking Corp., Ltd.	460,861	4,959,829
Sea, Ltd., ADR (A)	49,712	3,356,554
Seatrium, Ltd. (A)(C)	299,188	390,532
Sembcorp Industries, Ltd.	120,700	456,103
Singapore Airlines, Ltd.	201,169	1,010,175
Singapore Exchange, Ltd.	114,590	812,243
Singapore Technologies Engineering, Ltd.	210,546	652,993
Singapore Telecommunications, Ltd.	1,112,156	2,045,867
United Overseas Bank, Ltd.	170,468	3,887,022
Wilmar International, Ltd.	259,901	596,050
		31,947,058
South Africa - 0.6%
Absa Group, Ltd.	106,832	851,472
Anglo American Platinum, Ltd. (C)	8,268	271,228
Aspen Pharmacare Holdings, Ltd.	48,936	607,388
Bid Corp., Ltd.	42,353	939,235
Capitec Bank Holdings, Ltd.	11,026	1,251,327
Clicks Group, Ltd.	29,524	463,403
Discovery, Ltd.	73,812	431,532
Exxaro Resources, Ltd.	30,861	298,976
FirstRand, Ltd.	647,504	2,246,408
Gold Fields, Ltd.	113,203	1,781,696
Harmony Gold Mining Company, Ltd.	70,382	645,385
Impala Platinum Holdings, Ltd.	114,498	589,820
Kumba Iron Ore, Ltd. (C)	8,234	215,860
MTN Group, Ltd.	216,444	949,726
Naspers, Ltd., N Shares	23,383	4,635,283
Nedbank Group, Ltd.	55,903	678,623
Northam Platinum Holdings, Ltd.	43,481	300,432
Old Mutual, Ltd.	650,132	367,558
OUTsurance Group, Ltd.	107,761	229,121
Pepkor Holdings, Ltd. (B)	250,256	227,490
Remgro, Ltd.	63,972	413,020
Sanlam, Ltd.	232,296	876,501
Sasol, Ltd.	73,340	487,271
Shoprite Holdings, Ltd.	63,536	844,754
Sibanye Stillwater, Ltd.	351,907	444,159
Standard Bank Group, Ltd.	172,412	1,647,059
The Bidvest Group, Ltd.	36,181	473,041
Vodacom Group, Ltd.	77,954	384,495
Woolworths Holdings, Ltd.	115,417	333,557
		23,885,820
South Korea - 2.8%
Amorepacific Corp.	3,840	539,401
Celltrion Pharm, Inc. (A)	2,506	162,174
Celltrion, Inc.	19,755	2,521,753
CJ CheilJedang Corp.	1,087	275,263
CosmoAM&T Company, Ltd. (A)	3,143	355,315
Coway Company, Ltd.	7,342	300,671
DB Insurance Company, Ltd.	6,329	474,343
Doosan Bobcat, Inc.	7,348	307,261
Doosan Enerbility Company, Ltd. (A)	58,682	884,893
Ecopro BM Company, Ltd. (A)	6,323	882,993
Ecopro Company, Ltd. (A)	12,894	885,640
Ecopro Materials Company, Ltd. (A)	1,806	104,360
GS Holdings Corp.	6,226	196,564
Hana Financial Group, Inc.	38,080	1,700,486
Hanjin Kal Corp.	3,516	162,309
Hankook Tire & Technology Company, Ltd.	9,837	311,703
Hanmi Pharm Company, Ltd.	947	194,222
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hanmi Semiconductor Company, Ltd.	5,693	$670,104
Hanon Systems	24,892	90,200
Hanwha Solutions Corp.	12,583	288,885
HD Hyundai Company, Ltd.	5,612	279,678
HD Hyundai Heavy Industries Company, Ltd. (A)	2,904	271,051
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	5,568	526,079
HLB, Inc. (A)	15,226	675,555
HMM Company, Ltd.	31,157	407,229
HYBE Company, Ltd.	2,699	391,630
Hyundai Engineering & Construction Company, Ltd.	10,389	249,291
Hyundai Glovis Company, Ltd.	2,459	320,051
Hyundai Mobis Company, Ltd.	7,985	1,244,981
Hyundai Motor Company	17,699	3,247,834
Hyundai Steel Company	11,445	245,810
Industrial Bank of Korea	38,818	386,362
Kakao Corp.	40,365	1,271,852
KakaoBank Corp.	21,579	348,945
Kakaopay Corp. (A)	3,544	79,838
Kangwon Land, Inc.	12,748	137,505
KB Financial Group, Inc.	49,796	2,862,787
Kia Corp.	33,853	2,889,566
Korea Aerospace Industries, Ltd.	9,931	372,537
Korea Electric Power Corp.	33,493	471,206
Korea Investment Holdings Company, Ltd.	6,096	287,524
Korea Zinc Company, Ltd.	1,087	414,868
Korean Air Lines Company, Ltd.	24,956	376,571
Krafton, Inc. (A)	3,762	679,814
KT Corp.	9,244	246,811
KT&G Corp.	13,144	793,395
Kum Yang Company, Ltd. (A)	4,557	277,418
Kumho Petrochemical Company, Ltd.	2,123	226,813
L&F Company, Ltd. (A)	3,287	373,670
LG Chem, Ltd.	6,398	1,635,189
LG Corp.	12,399	729,553
LG Display Company, Ltd.	39,149	281,970
LG Electronics, Inc.	13,850	1,053,484
LG Energy Solution, Ltd. (A)	6,076	1,463,556
LG H&H Company, Ltd.	1,234	373,282
LG Innotek Company, Ltd.	1,865	334,585
LG Uplus Corp.	28,280	197,496
Lotte Chemical Corp.	2,550	208,995
Meritz Financial Group, Inc.	13,311	737,584
Mirae Asset Securities Company, Ltd.	34,760	181,701
NAVER Corp.	16,809	2,080,938
NCSoft Corp.	1,865	257,531
Netmarble Corp. (A)(B)	3,432	149,962
NH Investment & Securities Company, Ltd.	22,380	198,766
Orion Corp.	3,131	207,153
Posco DX Company, Ltd.	6,978	179,536
POSCO Future M Company, Ltd.	4,032	737,003
POSCO Holdings, Inc.	9,327	2,501,209
Posco International Corp.	6,938	217,343
Samsung Biologics Company, Ltd. (A)(B)	2,286	1,205,969
Samsung C&T Corp.	10,976	1,074,210
Samsung E&A Company, Ltd. (A)	20,527	347,665
Samsung Electro-Mechanics Company, Ltd.	7,264	815,879
Samsung Electronics Company, Ltd.	615,598	32,616,126
Samsung Fire & Marine Insurance Company, Ltd.	4,056	1,023,958

51

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Heavy Industries Company, Ltd. (A)	86,345	$575,466
Samsung Life Insurance Company, Ltd.	10,646	650,493
Samsung SDI Company, Ltd.	7,129	1,947,747
Samsung SDS Company, Ltd.	5,061	561,455
Samsung Securities Company, Ltd.	9,405	246,177
Shinhan Financial Group Company, Ltd.	56,714	1,945,666
SK Biopharmaceuticals Company, Ltd. (A)	4,106	254,161
SK Bioscience Company, Ltd. (A)	3,475	130,086
SK Hynix, Inc.	70,505	9,714,760
SK IE Technology Company, Ltd. (A)(B)	3,852	120,778
SK Innovation Company, Ltd. (A)	7,801	567,055
SK Square Company, Ltd. (A)	12,751	715,289
SK Telecom Company, Ltd.	7,287	268,903
SK, Inc.	4,783	610,909
SKC Company, Ltd. (A)	2,538	257,046
S-Oil Corp.	5,719	283,125
Woori Financial Group, Inc.	79,801	818,545
Yuhan Corp.	7,502	374,791
		102,518,306
Spain - 2.1%
Acciona SA	4,298	551,803
ACS Actividades de Construccion y Servicios SA	37,107	1,661,376
Aena SME SA (B)	13,067	2,555,408
Amadeus IT Group SA	78,965	5,636,698
Banco Bilbao Vizcaya Argentaria SA	1,025,176	11,124,516
Banco Santander SA	2,837,624	14,964,868
CaixaBank SA	651,830	3,733,064
Cellnex Telecom SA (A)(B)	80,674	2,947,015
EDP Renovaveis SA (C)	39,142	629,026
Enagas SA	42,668	656,177
Endesa SA	54,762	1,090,684
Grifols SA (A)	52,877	537,460
Iberdrola SA	1,076,460	14,207,895
Industria de Diseno Textil SA	191,540	9,107,998
Mapfre SA (C)	9,028	21,739
Redeia Corp. SA	70,361	1,268,018
Repsol SA	212,747	3,473,020
Telefonica SA	856,644	4,003,347
		78,170,112
Sweden - 2.0%
Alfa Laval AB	39,553	1,838,172
Assa Abloy AB, B Shares	136,852	4,021,678
Atlas Copco AB, A Shares	367,438	7,078,427
Atlas Copco AB, B Shares	213,007	3,536,472
Beijer Ref AB	52,780	863,997
Boliden AB	37,110	1,300,825
Epiroc AB, A Shares	89,610	1,880,921
Epiroc AB, B Shares	53,537	1,005,536
EQT AB	51,862	1,588,624
Essity AB, B Shares	83,200	2,137,605
Evolution AB (B)	25,047	2,701,846
Fastighets AB Balder, B Shares (A)	89,670	607,131
Getinge AB, B Shares	31,533	564,224
Hennes & Mauritz AB, B Shares (C)	88,272	1,560,845
Hexagon AB, B Shares	283,690	3,124,816
Holmen AB, B Shares	10,173	426,023
Husqvarna AB, B Shares	48,336	402,494
Industrivarden AB, A Shares	9,809	349,194
Industrivarden AB, C Shares	28,080	986,362
Indutrade AB	37,299	967,631
Investment AB Latour, B Shares	20,091	562,420
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Investor AB, B Shares	237,479	$6,444,078
L.E. Lundbergforetagen AB, B Shares	10,344	526,272
Lifco AB, B Shares	31,439	835,507
Nibe Industrier AB, B Shares	208,154	1,067,202
Polestar Automotive Holding UK PLC, SDR (A)(C)	17,144	13,422
Saab AB, B Shares	45,299	1,099,531
Sagax AB, B Shares	27,745	732,435
Sandvik AB	146,257	3,229,385
Securitas AB, B Shares (C)	66,952	689,022
Skandinaviska Enskilda Banken AB, A Shares	216,813	3,088,889
Skanska AB, B Shares	46,375	819,120
SKF AB, B Shares	46,482	1,021,221
Svenska Cellulosa AB SCA, B Shares	82,794	1,270,472
Svenska Handelsbanken AB, A Shares	198,253	1,865,684
Swedbank AB, A Shares	115,330	2,401,325
Swedish Orphan Biovitrum AB (A)	26,499	712,545
Tele2 AB, B Shares	72,339	707,466
Telefonaktiebolaget LM Ericsson, B Shares	398,621	2,456,129
Telia Company AB	315,468	820,837
Volvo AB, A Shares	23,534	639,573
Volvo AB, B Shares	211,053	5,680,472
Volvo Car AB, B Shares (A)	102,885	346,496
		73,972,326
Switzerland - 6.1%
ABB, Ltd.	204,384	11,268,802
Adecco Group AG	20,227	767,631
Alcon, Inc.	63,759	5,727,165
Avolta AG (A)	12,249	497,359
Bachem Holding AG	4,336	392,003
Baloise Holding AG	6,170	1,066,019
Banque Cantonale Vaudoise	3,682	388,544
Barry Callebaut AG	450	782,186
BKW AG	2,557	402,938
Chocoladefabriken Lindt & Spruengli AG	13	1,543,735
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	127	1,478,100
Cie Financiere Richemont SA, A Shares	68,659	11,048,391
Clariant AG (A)	26,525	425,097
Coca-Cola HBC AG (A)	28,134	954,730
DSM-Firmenich AG	24,589	2,846,245
EMS-Chemie Holding AG	873	723,453
Geberit AG	4,257	2,618,351
Givaudan SA	1,177	5,548,729
Glencore PLC	1,345,219	8,291,468
Helvetia Holding AG	4,949	665,504
Holcim, Ltd. (A)	69,361	6,093,360
Julius Baer Group, Ltd.	26,618	1,598,980
Kuehne + Nagel International AG	6,883	1,952,040
Logitech International SA	20,898	2,091,669
Lonza Group AG	9,525	5,170,653
Nestle SA	340,544	36,147,436
Novartis AG	261,578	27,072,789
Partners Group Holding AG	2,929	3,941,931
Roche Holding AG	89,694	22,900,395
Roche Holding AG, Bearer Shares	4,009	1,121,987
Sandoz Group AG	52,220	1,847,229
Schindler Holding AG	2,692	682,610
Schindler Holding AG, Participation Certificates	5,430	1,412,559
SGS SA	18,799	1,750,664
SIG Group AG (A)	38,529	802,466

52

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Sika AG	19,487	$5,940,579
Sonova Holding AG	6,447	2,048,339
STMicroelectronics NV	92,262	3,896,083
Straumann Holding AG	14,268	1,867,846
Swiss Life Holding AG	3,869	2,704,915
Swiss Prime Site AG	9,513	881,103
Swiss Re AG	39,186	4,997,318
Swisscom AG	3,259	1,807,963
Temenos AG	8,120	524,288
The Swatch Group AG	4,293	178,744
The Swatch Group AG, Bearer Shares	4,079	873,756
UBS Group AG	420,836	13,388,328
VAT Group AG (B)	3,442	1,887,547
Zurich Insurance Group AG	18,909	9,951,934
		222,971,961
Taiwan - 5.0%
Accton Technology Corp.	71,000	1,111,742
Acer, Inc.	406,000	666,021
Advantech Company, Ltd.	64,682	708,168
Airtac International Group	19,000	601,183
Alchip Technologies, Ltd.	10,000	893,433
ASE Technology Holding Company, Ltd.	431,000	2,092,708
Asia Cement Corp.	325,000	417,183
Asustek Computer, Inc.	99,000	1,576,115
AUO Corp. (A)	899,800	495,828
Catcher Technology Company, Ltd.	81,000	562,793
Cathay Financial Holding Company, Ltd. (A)	1,364,000	2,373,610
Chailease Holding Company, Ltd.	213,895	1,007,374
Chang Hwa Commercial Bank, Ltd.	734,287	413,375
Cheng Shin Rubber Industry Company, Ltd.	269,000	506,315
China Airlines, Ltd.	408,000	283,194
China Development Financial Holding Corp. (A)	2,360,548	1,030,841
China Steel Corp.	1,620,000	1,189,004
Chunghwa Telecom Company, Ltd.	533,000	2,108,956
Compal Electronics, Inc.	586,000	672,930
CTBC Financial Holding Company, Ltd.	2,495,000	2,733,696
Delta Electronics, Inc.	273,000	2,750,886
E Ink Holdings, Inc.	120,000	816,066
E.Sun Financial Holding Company, Ltd.	1,965,873	1,738,451
Eclat Textile Company, Ltd.	25,340	380,217
eMemory Technology, Inc.	8,000	544,988
Eva Airways Corp.	383,000	424,460
Evergreen Marine Corp. Taiwan, Ltd.	143,560	933,905
Far Eastern New Century Corp.	413,000	431,223
Far EasTone Telecommunications Company, Ltd.	248,000	639,758
Feng TAY Enterprise Company, Ltd.	73,110	350,210
First Financial Holding Company, Ltd.	1,499,252	1,275,356
Formosa Chemicals & Fibre Corp.	490,000	801,803
Formosa Petrochemical Corp.	148,000	308,746
Formosa Plastics Corp.	532,000	1,073,525
Fubon Financial Holding Company, Ltd.	1,116,317	2,537,109
Gigabyte Technology Company, Ltd.	71,000	701,779
Global Unichip Corp.	13,000	588,906
Globalwafers Company, Ltd.	36,000	587,338
Hon Hai Precision Industry Company, Ltd.	1,747,800	9,307,907
Hotai Motor Company, Ltd.	41,820	794,862
Hua Nan Financial Holdings Company, Ltd.	1,222,104	945,618
Innolux Corp. (A)	1,201,822	518,683
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Inventec Corp.	379,000	$631,126
Largan Precision Company, Ltd.	13,000	918,148
Lite-On Technology Corp.	282,000	943,341
MediaTek, Inc.	213,000	8,156,644
Mega Financial Holding Company, Ltd.	1,618,474	1,955,165
Micro-Star International Company, Ltd.	99,000	588,076
Nan Ya Plastics Corp.	659,000	1,085,121
Nan Ya Printed Circuit Board Corp.	31,000	187,889
Nanya Technology Corp.	175,000	350,053
Nien Made Enterprise Company, Ltd.	25,000	271,329
Novatek Microelectronics Corp.	80,000	1,474,835
Pegatron Corp.	282,000	925,458
PharmaEssentia Corp. (A)	32,000	412,622
Pou Chen Corp.	315,000	365,271
Powerchip Semiconductor Manufacturing Corp. (A)	403,000	311,148
President Chain Store Corp.	76,000	634,125
Quanta Computer, Inc.	379,000	3,220,130
Realtek Semiconductor Corp.	67,000	1,131,219
Ruentex Development Company, Ltd.	220,117	303,798
Shin Kong Financial Holding Company, Ltd. (A)	1,930,988	564,073
SinoPac Financial Holdings Company, Ltd.	1,472,272	1,050,039
Synnex Technology International Corp.	175,000	456,172
Taishin Financial Holding Company, Ltd.	1,539,003	875,000
Taiwan Business Bank	837,768	437,995
Taiwan Cement Corp.	950,442	970,422
Taiwan Cooperative Financial Holding Company, Ltd.	1,395,932	1,102,447
Taiwan High Speed Rail Corp.	236,000	218,783
Taiwan Mobile Company, Ltd.	250,000	815,838
Taiwan Semiconductor Manufacturing Company, Ltd.	3,448,816	88,317,090
The Shanghai Commercial & Savings Bank, Ltd.	527,000	750,305
Unimicron Technology Corp.	192,000	1,091,346
Uni-President Enterprises Corp.	677,000	1,673,763
United Microelectronics Corp.	1,582,000	2,693,237
Vanguard International Semiconductor Corp.	126,000	419,807
Voltronic Power Technology Corp.	9,000	471,669
Walsin Lihwa Corp.	393,000	449,691
Wan Hai Lines, Ltd.	97,545	240,354
Winbond Electronics Corp.	427,000	331,689
Wistron Corp.	365,000	1,271,462
Wiwynn Corp.	13,000	994,949
WPG Holdings, Ltd.	222,960	594,791
Yageo Corp.	47,646	978,088
Yang Ming Marine Transport Corp.	242,000	534,819
Yuanta Financial Holding Company, Ltd.	1,441,471	1,412,597
Zhen Ding Technology Holding, Ltd.	91,000	344,404
		182,822,593
Thailand - 0.3%
Advanced Info Service PCL, NVDR	112,691	622,440
Airports of Thailand PCL, NVDR	398,367	705,182
Asset World Corp. PCL, NVDR	713,600	73,872
Bangkok Dusit Medical Services PCL, NVDR	1,067,455	784,092
Bangkok Expressway & Metro PCL, NVDR	691,000	147,795
Berli Jucker PCL, NVDR	9,320	5,643
BTS Group Holdings PCL, NVDR	731,800	95,790
Bumrungrad Hospital PCL, NVDR	55,779	367,219

53

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Central Pattana PCL, NVDR	191,086	$298,109
Central Retail Corp. PCL, NVDR	164,983	137,351
Charoen Pokphand Foods PCL, NVDR (A)	364,072	225,659
CP ALL PCL, NVDR	551,440	863,232
CP Axtra PCL, NVDR	200,700	157,089
Delta Electronics Thailand PCL, NVDR	297,569	600,912
Energy Absolute PCL, NVDR	153,959	96,481
Global Power Synergy PCL, NVDR	71,504	91,850
Gulf Energy Development PCL, NVDR	259,916	286,811
Home Product Center PCL, NVDR	543,600	137,705
Indorama Ventures PCL, NVDR	148,692	93,600
Intouch Holdings PCL, NVDR	92,400	169,431
Kasikornbank PCL, NVDR	55,865	199,235
Krung Thai Bank PCL, NVDR	363,456	170,133
Krungthai Card PCL, NVDR	100,444	125,376
Land & Houses PCL, NVDR	816,325	146,485
Minor International PCL, NVDR	317,529	265,935
Muangthai Capital PCL, NVDR	74,969	91,185
Osotspa PCL, NVDR	4,926	3,062
PTT Exploration & Production PCL, NVDR	128,792	541,570
PTT Global Chemical PCL, NVDR	216,144	204,793
PTT Oil & Retail Business PCL, NVDR	271,716	133,992
PTT PCL, NVDR	949,510	847,036
SCB X PCL, NVDR	81,192	234,442
SCG Packaging PCL, NVDR	122,021	110,809
Thai Oil PCL, NVDR	112,869	159,354
The Siam Cement PCL, NVDR	73,698	473,563
TMBThanachart Bank PCL, NVDR	2,362,800	108,646
True Corp. PCL, NVDR (A)	994,700	234,319
		10,010,198
Turkey - 0.2%
Akbank TAS	399,505	818,938
Aselsan Elektronik Sanayi Ve Ticaret AS	180,692	328,684
BIM Birlesik Magazalar AS	58,687	874,074
Coca-Cola Icecek AS	9,788	231,062
Eregli Demir ve Celik Fabrikalari TAS	177,596	264,675
Ford Otomotiv Sanayi AS	8,804	297,914
Haci Omer Sabanci Holding AS	133,048	403,193
KOC Holding AS	97,566	720,983
Pegasus Hava Tasimaciligi AS (A)	29,432	184,865
Petkim Petrokimya Holding AS (A)	1	1
Sasa Polyester Sanayi AS (A)	169,820	232,345
Tofas Turk Otomobil Fabrikasi AS	15,233	145,989
Turk Hava Yollari AO (A)	71,486	672,256
Turkcell Iletisim Hizmetleri AS	156,662	485,237
Turkiye Is Bankasi AS, Class C	1,130,398	565,612
Turkiye Petrol Rafinerileri AS	122,105	670,084
Turkiye Sise ve Cam Fabrikalari AS	170,376	263,113
Yapi ve Kredi Bankasi AS	432,432	433,949
		7,592,974
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	399,351	848,699
Abu Dhabi Islamic Bank PJSC	198,140	604,980
Abu Dhabi National Oil Company for Distribution PJSC	403,055	355,870
Aldar Properties PJSC	521,082	780,116
Americana Restaurants International PLC	328,764	290,284
Dubai Islamic Bank PJSC	390,762	587,505
Emaar Properties PJSC	895,590	1,867,877
Emirates NBD Bank PJSC	253,322	1,073,102
Emirates Telecommunications Group Company PJSC	468,048	2,050,508
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Arab Emirates (continued)
First Abu Dhabi Bank PJSC	585,947	$1,848,927
Multiply Group PJSC (A)	512,752	263,872
NMC Health PLC (A)(D)	5,577	0
		10,571,740
United Kingdom - 8.4%
3i Group PLC	126,927	4,676,846
abrdn PLC	251,478	500,395
Admiral Group PLC	34,138	1,184,404
Anglo American PLC	164,995	5,341,715
AngloGold Ashanti PLC	52,881	1,269,073
Ashtead Group PLC	57,010	4,175,567
Associated British Foods PLC	44,251	1,445,758
AstraZeneca PLC	201,151	31,268,544
Auto Trader Group PLC (B)	115,757	1,217,695
Aviva PLC	373,474	2,293,901
BAE Systems PLC	397,042	7,069,693
Barclays PLC	1,966,240	5,553,230
Barratt Developments PLC	127,801	828,715
BP PLC	2,215,543	13,859,216
British American Tobacco PLC	261,370	8,082,776
BT Group PLC	842,519	1,410,567
Bunzl PLC	43,607	1,639,405
Burberry Group PLC	46,319	614,379
Centrica PLC	698,494	1,267,836
Coca-Cola Europacific Partners PLC	27,485	2,025,919
Compass Group PLC	221,080	6,207,049
Croda International PLC	17,298	1,010,514
Diageo PLC	289,966	9,762,339
Endeavour Mining PLC	27,626	609,364
Entain PLC	83,233	725,297
GSK PLC	533,883	11,979,206
Haleon PLC	886,071	3,681,954
Halma PLC	49,313	1,411,607
Hargreaves Lansdown PLC	46,298	628,515
HSBC Holdings PLC	2,487,874	22,173,986
Imperial Brands PLC	108,496	2,696,014
Informa PLC	176,746	1,923,696
InterContinental Hotels Group PLC	21,476	2,180,848
Intertek Group PLC	20,828	1,278,296
J Sainsbury PLC	214,897	761,900
JD Sports Fashion PLC	337,334	554,431
Kingfisher PLC	243,242	823,469
Land Securities Group PLC	91,697	769,754
Legal & General Group PLC	795,954	2,552,728
Lloyds Banking Group PLC	8,269,439	5,903,201
London Stock Exchange Group PLC	54,202	6,353,335
M&G PLC	290,147	741,824
Melrose Industries PLC	175,177	1,386,189
Mondi PLC	57,519	1,146,648
National Grid PLC	481,553	5,455,959
NatWest Group PLC	740,719	2,996,410
Next PLC	15,608	1,869,358
Ocado Group PLC (A)	76,148	367,246
Pearson PLC	80,648	980,533
Pepco Group NV (A)(C)	22,441	139,248
Persimmon PLC	41,531	775,888
Phoenix Group Holdings PLC	99,293	631,816
Reckitt Benckiser Group PLC	92,561	5,297,546
RELX PLC	244,498	10,725,302
Rentokil Initial PLC	328,006	1,748,667
Rio Tinto PLC	146,153	10,288,728
Rolls-Royce Holdings PLC (A)	1,095,675	6,399,656
Schroders PLC	114,519	577,693

54

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Segro PLC	164,596	$1,932,892
Severn Trent PLC	33,643	1,028,015
Shell PLC	843,714	30,453,478
Shell PLC, Dividend Reinvestment Plan (A)	843,714	290,633
Smith & Nephew PLC	112,074	1,418,123
Smiths Group PLC	44,609	987,090
Spirax-Sarco Engineering PLC	9,603	1,098,092
SSE PLC	141,436	3,181,749
St. James's Place PLC	73,088	470,898
Standard Chartered PLC	293,140	2,919,831
Taylor Wimpey PLC	460,183	871,218
Tesco PLC	913,444	3,633,566
The Berkeley Group Holdings PLC	13,871	936,016
The Sage Group PLC	131,936	1,733,044
Unilever PLC	324,451	17,767,830
United Utilities Group PLC	86,996	1,133,186
Vodafone Group PLC	2,974,561	2,875,790
Whitbread PLC	23,807	902,801
Wise PLC, Class A (A)	79,847	839,031
WPP PLC	139,012	1,455,041
		307,170,172
United States - 0.3%
BeiGene, Ltd. (A)	91,183	1,042,194
Brookfield Renewable Corp., Class A	18,919	596,463
CRH PLC (London Stock Exchange)	90,376	7,132,110
Legend Biotech Corp., ADR (A)	9,747	389,977
Parade Technologies, Ltd.	10,402	248,837
RB Global, Inc.	25,103	1,824,501
Southern Copper Corp.	12,292	1,458,148
		12,692,230
TOTAL COMMON STOCKS (Cost $3,203,607,226)		$3,522,116,296
PREFERRED SECURITIES - 0.7%
Brazil - 0.2%
Banco Bradesco SA	473,287	1,142,004
Centrais Eletricas Brasileiras SA, B Shares	27,700	206,422
Cia Energetica de Minas Gerais	160,502	304,138
Companhia Paranaense de Energia, B Shares	96,600	167,043
Gerdau SA	123,634	426,405
Itau Unibanco Holding SA	424,400	2,507,976
Itausa SA	477,692	885,171
Petroleo Brasileiro SA	420,900	3,109,317
		8,748,476
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	18,172	851,224
Colombia - 0.0%
Bancolombia SA	65,051	573,843
Germany - 0.3%
Bayerische Motoren Werke AG	7,894	763,152
Dr. Ing. h.c. F. Porsche AG (B)	15,658	1,300,707
Henkel AG & Company KGaA	23,844	2,158,600
Porsche Automobil Holding SE	20,916	1,154,111
Sartorius AG	3,645	966,169
Volkswagen AG	28,472	3,577,813
		9,920,552
South Korea - 0.2%
Hyundai Motor Company	3,081	342,595
Hyundai Motor Company, 2nd Preferred	4,738	527,138
LG Chem, Ltd.	1,028	177,306
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	106,285	$4,637,331
		5,684,370
TOTAL PREFERRED SECURITIES (Cost $27,557,695)		$25,778,465
RIGHTS - 0.0%
Alstom SA (Expiration Date: 6-11-24; Strike Price: EUR 13.00) (A)(C)	39,061	41,891
ArcelorMittal SA (Expiration Date: 6-13-24) (A)(E)	69,398	17,523
Equatorial Energia SA (Expiration Date: 6-4-24; Strike Price: BRL 29.50) (A)	1,362	0
Ferrovial SE (Expiration Date: 6-21-24) (A)(C)(E)	90,972	29,938
LEG Immobilien SE (Expiration Date: 6-27-24) (A)(E)	10,295	27,368
National Grid PLC (Expiration Date: 6-11-24; Strike Price: GBP 6.45) (A)	140,452	350,871
Universal Music Group NV (Expiration Date: 6-12-24) (A)(E)	108,369	31,748
Vonovia SE (Expiration Date: 6-5-24) (A)(C)(E)	99,674	97,336
TOTAL RIGHTS (Cost $204,033)		$596,675
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	100,920	164
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	50,460	14
Constellation Software, Inc. (Expiration Date: 3-31-40) (A)(D)(E)	2,017	0
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	2,652	73
TOTAL WARRANTS (Cost $0)		$251
SHORT-TERM INVESTMENTS - 3.2%
U.S. Government - 2.5%
U.S. Treasury Bill
5.257%, 06/11/2024 *	$15,000,000	$14,982,435
5.270%, 06/18/2024 *	25,000,000	24,945,120
5.275%, 06/06/2024 *	50,000,000	49,978,138
		89,905,693
U.S. Government Agency - 0.1%
Federal Home Loan Bank Discount Note 5.210%, 06/03/2024 *	5,000,000	4,997,825
Short-term funds - 0.6%
John Hancock Collateral Trust, 5.2280% (F)(G)	2,180,694	21,799,746
TOTAL SHORT-TERM INVESTMENTS (Cost $116,678,341)		$116,703,264
Total Investments (International Strategic Equity Allocation Fund) (Cost $3,348,047,295) - 100.0%		$3,665,194,951
Other assets and liabilities, net - (0.0%)		(1,082,050)
TOTAL NET ASSETS - 100.0%		$3,664,112,901
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling

55

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SDR	Swedish Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $20,445,099.
International Strategic Equity Allocation Fund (continued)
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 5-31-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	38	Long	Jun 2024	$2,777,037	$2,789,960	$12,923
Mini MSCI EAFE Index Futures	231	Long	Jun 2024	26,781,999	27,375,810	593,811
Mini MSCI Emerging Markets Index Futures	1,550	Long	Jun 2024	84,230,011	81,909,750	(2,320,261)
S&P/TSX 60 Index Futures	16	Long	Jun 2024	3,100,256	3,132,969	32,713
						$(1,680,814)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 95.4%
Communication services – 2.0%
Entertainment – 0.1%
Sphere Entertainment Company (A)	33,136	$1,209,464
Media – 1.9%
News Corp., Class A	894,635	24,325,126
News Corp., Class B	125,596	3,501,616
		27,826,742
		29,036,206
Consumer discretionary – 9.7%
Automobiles – 0.9%
General Motors Company	278,946	12,549,781
Diversified consumer services – 0.9%
Bright Horizons Family Solutions, Inc. (A)	133,358	14,018,593
Hotels, restaurants and leisure – 2.1%
Aramark	270,000	8,680,500
Compass Group PLC	348,546	9,785,848
Norwegian Cruise Line Holdings, Ltd. (A)	747,900	12,415,140
		30,881,488
Specialty retail – 3.5%
Advance Auto Parts, Inc.	236,581	16,712,082
Bath & Body Works, Inc.	357,723	18,580,133
Burlington Stores, Inc. (A)	67,041	16,093,192
		51,385,407
Textiles, apparel and luxury goods – 2.3%
Puma SE	221,267	11,490,824
Ralph Lauren Corp.	58,952	11,016,950
VF Corp.	880,600	11,694,368
		34,202,142
		143,037,411
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 4.9%
Beverages – 1.1%
Constellation Brands, Inc., Class A	42,631	$10,667,555
Monster Beverage Corp. (A)	106,593	5,534,309
		16,201,864
Consumer staples distribution and retail – 0.8%
Dollar General Corp.	77,303	10,583,554
Sysco Corp.	31,464	2,291,208
		12,874,762
Food products – 1.9%
Flowers Foods, Inc.	474,584	11,019,840
Tyson Foods, Inc., Class A	289,907	16,597,176
		27,617,016
Personal care products – 1.1%
Kenvue, Inc.	823,230	15,888,339
		72,581,981
Energy – 6.9%
Energy equipment and services – 4.0%
Baker Hughes Company	357,129	11,956,679
Expro Group Holdings NV (A)	349,590	7,673,501
TechnipFMC PLC	828,922	21,709,467
Tidewater, Inc. (A)	173,858	17,964,747
		59,304,394
Oil, gas and consumable fuels – 2.9%
Cameco Corp.	119,804	6,650,320
Chesapeake Energy Corp. (B)	208,400	18,949,812
Kinder Morgan, Inc.	177,900	3,467,271
Suncor Energy, Inc.	331,487	13,531,299
		42,598,702
		101,903,096

56

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 15.3%
Banks – 5.0%
Fifth Third Bancorp	689,926	$25,817,031
Popular, Inc.	211,080	18,788,231
Webster Financial Corp.	314,012	13,885,611
Western Alliance Bancorp	230,739	14,543,479
		73,034,352
Capital markets – 1.9%
Main Street Capital Corp. (B)	197,971	9,700,579
Morningstar, Inc.	35,884	10,343,563
Open Lending Corp. (A)	666,800	4,314,196
StepStone Group, Inc., Class A	100,154	4,300,613
		28,658,951
Consumer finance – 0.8%
OneMain Holdings, Inc.	242,457	11,909,488
Financial services – 4.9%
Apollo Global Management, Inc.	90,612	10,525,490
Corebridge Financial, Inc.	427,413	12,467,637
Corpay, Inc. (A)	69,951	18,723,784
Global Payments, Inc.	88,189	8,982,050
Jackson Financial, Inc., Class A (B)	96,535	7,337,625
The Western Union Company	1,058,700	13,551,360
		71,587,946
Insurance – 2.7%
Assurant, Inc.	47,975	8,322,223
RenaissanceRe Holdings, Ltd.	53,611	12,215,802
The Allstate Corp.	74,017	12,399,328
The Hanover Insurance Group, Inc.	55,664	7,343,752
		40,281,105
		225,471,842
Health care – 8.6%
Biotechnology – 0.6%
Alkermes PLC (A)	403,000	9,430,200
Health care equipment and supplies – 2.9%
Baxter International, Inc.	426,238	14,530,453
Dentsply Sirona, Inc.	349,471	9,788,683
Teleflex, Inc.	17,510	3,660,816
Zimmer Biomet Holdings, Inc.	120,967	13,929,350
		41,909,302
Health care providers and services – 2.4%
Centene Corp. (A)	34,324	2,457,255
Select Medical Holdings Corp.	965,745	33,366,490
		35,823,745
Life sciences tools and services – 0.3%
Charles River Laboratories International, Inc. (A)	20,315	4,234,459
Pharmaceuticals – 2.4%
Catalent, Inc. (A)	270,873	14,570,259
Elanco Animal Health, Inc. (A)	669,294	11,833,118
Viatris, Inc.	873,066	9,254,500
		35,657,877
		127,055,583
Industrials – 17.5%
Aerospace and defense – 4.3%
Huntington Ingalls Industries, Inc.	43,898	11,110,584
L3Harris Technologies, Inc.	70,596	15,872,099
Rolls-Royce Holdings PLC (A)	1,529,187	8,931,783
Spirit AeroSystems Holdings, Inc., Class A (A)	420,573	12,751,773
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Textron, Inc.	168,531	$14,765,001
		63,431,240
Building products – 1.8%
Armstrong World Industries, Inc.	77,707	8,998,471
Carrier Global Corp.	144,500	9,130,955
Trane Technologies PLC	27,871	9,126,638
		27,256,064
Construction and engineering – 0.7%
API Group Corp. (A)	287,391	10,242,615
Electrical equipment – 1.0%
GE Vernova, Inc. (A)	82,400	14,494,160
Ground transportation – 2.5%
JB Hunt Transport Services, Inc.	67,071	10,781,663
Norfolk Southern Corp.	60,679	13,640,639
Saia, Inc. (A)	30,199	12,365,887
		36,788,189
Machinery – 4.5%
Esab Corp.	131,720	13,543,450
RBC Bearings, Inc. (A)	10,700	3,159,496
Stanley Black & Decker, Inc.	339,185	29,566,752
The Middleby Corp. (A)	79,100	10,196,781
The Toro Company	120,400	9,654,876
		66,121,355
Passenger airlines – 0.7%
Southwest Airlines Company	377,863	10,141,843
Professional services – 1.4%
SS&C Technologies Holdings, Inc.	196,764	12,209,206
Verra Mobility Corp. (A)	326,854	8,707,391
		20,916,597
Trading companies and distributors – 0.6%
Ashtead Group PLC	113,762	8,332,288
		257,724,351
Information technology – 13.1%
Electronic equipment, instruments and components – 4.7%
Corning, Inc.	875,895	32,635,848
TE Connectivity, Ltd.	130,461	19,530,012
Zebra Technologies Corp., Class A (A)	54,308	16,962,561
		69,128,421
IT services – 0.9%
GoDaddy, Inc., Class A (A)	90,600	12,650,478
Semiconductors and semiconductor equipment – 2.3%
MKS Instruments, Inc.	274,343	34,729,080
Software – 1.7%
DocuSign, Inc. (A)	215,300	11,785,522
Fortinet, Inc. (A)	221,800	13,157,176
		24,942,698
Technology hardware, storage and peripherals – 3.5%
Pure Storage, Inc., Class A (A)	150,232	9,057,487
Western Digital Corp. (A)	570,376	42,943,609
		52,001,096
		193,451,773
Materials – 5.8%
Chemicals – 1.6%
FMC Corp.	207,992	12,677,112
The Scotts Miracle-Gro Company	156,353	10,896,241
		23,573,353
Construction materials – 1.5%
Summit Materials, Inc., Class A (A)	504,727	19,502,651

57

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Vulcan Materials Company	9,763	$2,497,083
		21,999,734
Containers and packaging – 1.3%
Ball Corp.	155,187	10,774,633
DS Smith PLC	607,451	2,979,206
International Paper Company	136,300	6,145,767
		19,899,606
Metals and mining – 1.4%
Franco-Nevada Corp.	103,103	12,685,236
Freeport-McMoRan, Inc.	140,421	7,404,399
		20,089,635
		85,562,328
Real estate – 5.7%
Industrial REITs – 1.0%
Rexford Industrial Realty, Inc.	314,747	14,276,924
Office REITs – 0.6%
Douglas Emmett, Inc.	175,502	2,448,253
Vornado Realty Trust	278,378	6,825,829
		9,274,082
Residential REITs – 2.1%
Apartment Investment and Management Company, Class A (A)	1,033,393	8,153,471
Equity Residential	188,744	12,274,022
Sun Communities, Inc.	91,385	10,782,516
		31,210,009
Retail REITs – 0.8%
Regency Centers Corp.	186,869	11,473,757
Specialized REITs – 1.2%
Rayonier, Inc.	311,722	9,357,894
Weyerhaeuser Company	262,478	7,882,214
		17,240,108
		83,474,880
Utilities – 5.9%
Electric utilities – 3.3%
Constellation Energy Corp.	58,350	12,676,538
FirstEnergy Corp.	519,274	20,905,971
PG&E Corp.	791,033	14,665,752
		48,248,261
Multi-utilities – 2.6%
Ameren Corp.	217,561	15,962,451
CenterPoint Energy, Inc.	264,576	8,072,214
Dominion Energy, Inc.	264,500	14,261,840
		38,296,505
		86,544,766
TOTAL COMMON STOCKS (Cost $1,049,855,603)		$1,405,844,217
CONVERTIBLE BONDS - 0.4%
Information technology - 0.4%
Wolfspeed, Inc.
0.250%, 02/15/2028	$2,313,000	1,368,140
1.875%, 12/01/2029	8,093,000	4,499,708
		5,867,848
TOTAL CONVERTIBLE BONDS (Cost $5,839,276)		$5,867,848
SHORT-TERM INVESTMENTS – 5.5%
Short-term funds – 5.5%
John Hancock Collateral Trust, 5.2280% (C)(D)	2,144,469	21,437,610
Mid Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2383% (C)	2,129,141	$2,129,141
T. Rowe Price Government Reserve Fund, 5.3584% (C)	57,436,263	57,436,263
TOTAL SHORT-TERM INVESTMENTS (Cost $80,999,060)		$81,003,014
Total Investments (Mid Value Fund) (Cost $1,136,693,939) – 101.3%		$1,492,715,079
Other assets and liabilities, net – (1.3%)		(19,650,405)
TOTAL NET ASSETS – 100.0%		$1,473,064,674
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $20,986,381.
(C)	The rate shown is the annualized seven-day yield as of 5-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Communication services – 18.7%
Entertainment – 2.2%
Netflix, Inc. (A)	3,938	$2,526,700
Spotify Technology SA (A)	4,553	1,351,239
		3,877,939
Interactive media and services – 16.3%
Alphabet, Inc., Class A (A)	64,689	11,158,853
Alphabet, Inc., Class C (A)	13,111	2,280,790
Meta Platforms, Inc., Class A	30,073	14,038,979
Pinterest, Inc., Class A (A)	11,037	457,925
Reddit Inc., Class A (A)(B)	3,400	184,416
Snap, Inc., Class A (A)	16,478	247,500
Tencent Holdings, Ltd.	7,000	324,755
		28,693,218
Media – 0.2%
Ibotta, Inc., Class A (A)	2,977	289,156
		32,860,313
Consumer discretionary – 1.6%
Broadline retail – 1.1%
Amazon.com, Inc. (A)	10,332	1,822,978
MercadoLibre, Inc. (A)	32	55,219
		1,878,197
Hotels, restaurants and leisure – 0.4%
Airbnb, Inc., Class A (A)	4,890	708,708
Specialty retail – 0.1%
Carvana Company (A)	2,898	289,742
		2,876,647
Health care – 0.4%
Life sciences tools and services – 0.0%
Repligen Corp. (A)	600	89,454
Pharmaceuticals – 0.4%
Eli Lilly & Company	780	639,865
		729,319

58

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 0.9%
Aerospace and defense – 0.2%
Axon Enterprise, Inc. (A)	1,118	$314,907
Electrical equipment – 0.4%
Vertiv Holdings Company, Class A	7,549	740,330
Ground transportation – 0.2%
Lyft, Inc., Class A (A)	19,406	302,928
Professional services – 0.1%
Verisk Analytics, Inc.	674	170,374
		1,528,539
Information technology – 76.8%
Communications equipment – 1.9%
Accton Technology Corp.	17,000	266,192
Arista Networks, Inc. (A)	7,514	2,236,542
Motorola Solutions, Inc.	2,398	875,054
		3,377,788
Electronic equipment, instruments and components – 4.0%
Amphenol Corp., Class A	18,977	2,511,985
CDW Corp.	1,471	328,945
Celestica, Inc. (A)	29,524	1,650,982
Cognex Corp.	2,100	95,592
Coherent Corp. (A)	1,876	107,045
Corning, Inc.	37,702	1,404,777
Fabrinet (A)	466	111,621
Insight Enterprises, Inc. (A)	235	45,943
Keysight Technologies, Inc. (A)	1,958	271,144
Zebra Technologies Corp., Class A (A)	1,560	487,250
		7,015,284
IT services – 2.8%
GoDaddy, Inc., Class A (A)	13,663	1,907,765
IBM Corp.	17,645	2,944,068
Kyndryl Holdings, Inc. (A)	2,200	58,542
		4,910,375
Semiconductors and semiconductor equipment – 36.2%
Analog Devices, Inc.	9,006	2,111,817
ASM International NV	402	282,891
Astera Labs, Inc. (A)	2,598	167,675
Broadcom, Inc.	6,379	8,474,820
Camtek, Ltd.	2,000	204,820
Cirrus Logic, Inc. (A)	1,800	206,460
Enphase Energy, Inc. (A)	3,622	463,254
Entegris, Inc.	4,327	546,716
First Solar, Inc. (A)	2,928	795,713
GlobalFoundries, Inc. (A)(B)	4,859	238,091
Impinj, Inc. (A)	200	32,734
Infineon Technologies AG	8,779	355,185
KLA Corp.	3,231	2,454,041
Lam Research Corp.	2,593	2,417,817
Lattice Semiconductor Corp. (A)	8,206	609,213
MACOM Technology Solutions Holdings, Inc. (A)	729	73,731
Marvell Technology, Inc.	5,109	351,550
Microchip Technology, Inc.	12,119	1,178,330
Micron Technology, Inc.	25,491	3,186,375
MKS Instruments, Inc.	4,735	599,404
Monolithic Power Systems, Inc.	1,494	1,099,031
Nova, Ltd. (A)	1,000	208,650
NVIDIA Corp.	22,089	24,216,833
NXP Semiconductors NV	4,860	1,322,406
ON Semiconductor Corp. (A)	7,087	517,634
Onto Innovation, Inc. (A)	3,451	747,832
Power Integrations, Inc.	1,400	106,414
Qualcomm, Inc.	22,096	4,508,689
Semtech Corp. (A)	9,987	388,394
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
SiTime Corp. (A)	500	$60,910
SK Hynix, Inc.	3,707	510,781
Synaptics, Inc. (A)	500	46,855
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4,640	700,826
Teradyne, Inc.	8,128	1,145,560
Texas Instruments, Inc.	16,016	3,123,280
		63,454,732
Software – 22.2%
Adobe, Inc. (A)	450	200,142
AppLovin Corp., Class A (A)	11,792	960,812
Cadence Design Systems, Inc. (A)	8,676	2,484,026
Confluent, Inc., Class A (A)	2,937	76,274
Constellation Software, Inc.	70	194,706
Datadog, Inc., Class A (A)	4,965	547,044
Dynatrace, Inc. (A)	5,281	241,500
Guidewire Software, Inc. (A)	2,232	254,269
HubSpot, Inc. (A)	525	320,801
Intuit, Inc.	1,270	732,079
Microsoft Corp.	37,343	15,502,199
Nutanix, Inc., Class A (A)	39,686	2,195,231
Oracle Corp.	2,352	275,631
Palantir Technologies, Inc., Class A (A)	15,635	338,967
Palo Alto Networks, Inc. (A)	1,079	318,208
PTC, Inc. (A)	2,107	371,338
Roper Technologies, Inc.	486	258,921
Salesforce, Inc.	12,834	3,008,803
Samsara, Inc., Class A (A)	33,660	1,142,084
SAP SE	2,825	515,162
ServiceNow, Inc. (A)	4,732	3,108,593
Synopsys, Inc. (A)	8,818	4,945,134
Tyler Technologies, Inc. (A)	388	186,380
Vertex, Inc., Class A (A)	1,300	42,965
Zeta Global Holdings Corp., Class A (A)	40,720	664,958
		38,886,227
Technology hardware, storage and peripherals – 9.7%
Apple, Inc.	61,201	11,765,892
Dell Technologies, Inc., Class C	15,873	2,215,236
Hewlett Packard Enterprise Company	8,519	150,360
HP, Inc.	11,100	405,150
NetApp, Inc.	7,928	954,769
Pure Storage, Inc., Class A (A)	9,987	602,116
Seagate Technology Holdings PLC	2,100	195,804
Western Digital Corp. (A)	8,425	634,318
		16,923,645
		134,568,051
TOTAL COMMON STOCKS (Cost $131,642,052)		$172,562,869
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
John Hancock Collateral Trust, 5.2280% (C)(D)	39,007	389,945
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2383% (C)	631,295	631,295
T. Rowe Price Government Reserve Fund, 5.3584% (C)	115	115
TOTAL SHORT-TERM INVESTMENTS (Cost $1,021,329)		$1,021,355
Total Investments (Science & Technology Fund) (Cost $132,663,381) – 99.0%		$173,584,224
Other assets and liabilities, net – 1.0%		1,765,357
TOTAL NET ASSETS – 100.0%		$175,349,581

59

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $377,787.
(C)	The rate shown is the annualized seven-day yield as of 5-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 94.1%
Communication services – 9.2%
Diversified telecommunication services – 0.7%
AT&T, Inc.	667,323	$12,158,625
Verizon Communications, Inc.	392,425	16,148,289
		28,306,914
Entertainment – 1.2%
Electronic Arts, Inc.	22,721	3,019,166
Live Nation Entertainment, Inc. (A)	13,254	1,242,430
Netflix, Inc. (A)	40,394	25,917,598
Take-Two Interactive Software, Inc. (A)	14,793	2,372,205
The Walt Disney Company	171,215	17,790,951
Warner Brothers Discovery, Inc. (A)	206,992	1,705,614
		52,047,964
Interactive media and services – 6.5%
Alphabet, Inc., Class A (A)	550,097	94,891,733
Alphabet, Inc., Class C (A)	460,551	80,117,452
Match Group, Inc. (A)	25,361	776,807
Meta Platforms, Inc., Class A	205,368	95,871,943
		271,657,935
Media – 0.6%
Charter Communications, Inc., Class A (A)	9,223	2,648,108
Comcast Corp., Class A	369,910	14,807,497
Fox Corp., Class A	22,297	767,686
Fox Corp., Class B	12,247	391,169
News Corp., Class A	35,476	964,592
News Corp., Class B	10,688	297,981
Omnicom Group, Inc.	18,470	1,716,971
Paramount Global, Class B	44,895	534,699
The Interpublic Group of Companies, Inc.	35,773	1,122,199
		23,250,902
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	48,754	8,530,000
		383,793,715
Consumer discretionary – 8.8%
Automobile components – 0.1%
Aptiv PLC (A)	23,480	1,954,945
BorgWarner, Inc.	19,380	691,091
		2,646,036
Automobiles – 1.2%
Ford Motor Company	328,437	3,983,941
General Motors Company	97,190	4,372,578
Tesla, Inc. (A)	233,166	41,522,201
		49,878,720
Broadline retail – 3.3%
Amazon.com, Inc. (A)	769,242	135,725,058
eBay, Inc.	43,702	2,369,522
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Broadline retail (continued)
Etsy, Inc. (A)	10,052	$638,000
		138,732,580
Distributors – 0.1%
Genuine Parts Company	11,795	1,700,131
LKQ Corp.	22,556	970,585
Pool Corp.	3,254	1,182,992
		3,853,708
Hotels, restaurants and leisure – 1.7%
Airbnb, Inc., Class A (A)	36,660	5,313,134
Booking Holdings, Inc.	2,935	11,083,587
Caesars Entertainment, Inc. (A)	18,196	647,050
Carnival Corp. (A)	84,770	1,278,332
Chipotle Mexican Grill, Inc. (A)	2,307	7,219,803
Darden Restaurants, Inc.	10,041	1,510,066
Domino's Pizza, Inc.	2,937	1,493,699
Expedia Group, Inc. (A)	11,019	1,243,604
Hilton Worldwide Holdings, Inc.	21,227	4,258,136
Las Vegas Sands Corp.	31,073	1,399,217
Marriott International, Inc., Class A	20,755	4,797,933
McDonald's Corp.	61,041	15,802,904
MGM Resorts International (A)	22,952	921,982
Norwegian Cruise Line Holdings, Ltd. (A)	35,700	592,620
Royal Caribbean Cruises, Ltd. (A)	19,841	2,930,119
Starbucks Corp.	95,262	7,641,918
Wynn Resorts, Ltd.	7,997	758,755
Yum! Brands, Inc.	23,645	3,249,532
		72,142,391
Household durables – 0.3%
D.R. Horton, Inc.	25,137	3,715,249
Garmin, Ltd.	12,889	2,111,863
Hamilton Beach Brands Holding Company, Class B	294	5,630
Lennar Corp., Class A	20,794	3,334,318
Mohawk Industries, Inc. (A)	4,453	542,954
NVR, Inc. (A)	265	2,035,393
PulteGroup, Inc.	17,856	2,094,866
		13,840,273
Leisure products – 0.0%
Hasbro, Inc.	10,952	654,711
Specialty retail – 1.7%
AutoZone, Inc. (A)	1,455	4,030,263
Bath & Body Works, Inc.	19,041	988,990
Best Buy Company, Inc.	16,127	1,367,892
CarMax, Inc. (A)	13,267	932,139
Lowe's Companies, Inc.	48,405	10,711,542
O'Reilly Automotive, Inc. (A)	4,972	4,789,329
Ross Stores, Inc.	28,331	3,959,541
The Home Depot, Inc.	83,757	28,047,707
The TJX Companies, Inc.	95,914	9,888,733
Tractor Supply Company	9,099	2,595,854
Ulta Beauty, Inc. (A)	4,083	1,613,152
		68,925,142
Textiles, apparel and luxury goods – 0.4%
Deckers Outdoor Corp. (A)	2,161	2,363,961
Lululemon Athletica, Inc. (A)	9,668	3,016,319
NIKE, Inc., Class B	102,438	9,736,732
Ralph Lauren Corp.	3,283	613,527
Tapestry, Inc.	19,291	838,966
		16,569,505
		367,243,066

60

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 5.3%
Beverages – 1.2%
Brown-Forman Corp., Class B	15,037	$689,597
Constellation Brands, Inc., Class A	13,391	3,350,830
Keurig Dr. Pepper, Inc.	86,803	2,973,003
Molson Coors Beverage Company, Class B	15,445	846,540
Monster Beverage Corp. (A)	61,529	3,194,586
PepsiCo, Inc.	114,469	19,791,690
The Coca-Cola Company	324,077	20,394,166
		51,240,412
Consumer staples distribution and retail – 1.7%
Costco Wholesale Corp.	36,954	29,928,675
Dollar General Corp.	18,282	2,502,989
Dollar Tree, Inc. (A)	17,226	2,031,807
Sysco Corp.	41,482	3,020,719
Target Corp.	38,460	6,005,914
The Kroger Company	55,138	2,887,577
Walgreens Boots Alliance, Inc.	59,509	965,236
Walmart, Inc.	356,520	23,444,755
		70,787,672
Food products – 0.7%
Archer-Daniels-Midland Company	44,429	2,774,147
Bunge Global SA	12,101	1,301,947
Campbell Soup Company	16,350	725,613
Conagra Brands, Inc.	39,829	1,190,091
General Mills, Inc.	47,318	3,253,113
Hormel Foods Corp.	24,115	747,083
Kellanova	21,985	1,326,575
Lamb Weston Holdings, Inc.	12,045	1,063,453
McCormick & Company, Inc.	20,934	1,511,853
Mondelez International, Inc., Class A	112,133	7,684,474
The Hershey Company	12,478	2,468,523
The J.M. Smucker Company	8,844	987,344
The Kraft Heinz Company	66,379	2,347,825
Tyson Foods, Inc., Class A	23,850	1,365,413
		28,747,454
Household products – 1.1%
Church & Dwight Company, Inc.	20,524	2,196,273
Colgate-Palmolive Company	68,564	6,373,709
Kimberly-Clark Corp.	28,067	3,741,331
The Clorox Company	10,334	1,359,541
The Procter & Gamble Company	195,962	32,243,587
		45,914,441
Personal care products – 0.1%
Kenvue, Inc.	143,567	2,770,843
The Estee Lauder Companies, Inc., Class A	19,411	2,394,541
		5,165,384
Tobacco – 0.5%
Altria Group, Inc.	146,834	6,791,073
Philip Morris International, Inc. (B)	129,284	13,106,812
		19,897,885
		221,753,248
Energy – 3.8%
Energy equipment and services – 0.3%
Baker Hughes Company	92,003	3,080,260
Halliburton Company	81,841	3,003,565
Schlumberger, Ltd.	131,186	6,020,126
		12,103,951
Oil, gas and consumable fuels – 3.5%
APA Corp.	33,173	1,012,772
Chevron Corp.	159,399	25,870,458
ConocoPhillips	108,274	12,611,756
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Coterra Energy, Inc.	69,079	$1,970,133
Devon Energy Corp.	58,866	2,889,143
Diamondback Energy, Inc.	16,447	3,277,229
EOG Resources, Inc.	53,590	6,674,635
EQT Corp.	37,821	1,554,065
Exxon Mobil Corp.	414,808	48,640,386
Hess Corp.	25,296	3,898,114
Kinder Morgan, Inc.	177,754	3,464,425
Marathon Oil Corp.	53,746	1,556,484
Marathon Petroleum Corp.	33,816	5,972,244
Occidental Petroleum Corp.	60,475	3,779,688
ONEOK, Inc.	53,538	4,336,578
Phillips 66	39,520	5,616,187
Targa Resources Corp.	20,481	2,421,469
The Williams Companies, Inc.	111,828	4,641,980
Valero Energy Corp.	31,289	4,916,753
		145,104,499
		157,208,450
Financials – 12.7%
Banks – 3.3%
Bank of America Corp.	638,150	25,519,619
Citigroup, Inc.	176,395	10,991,172
Citizens Financial Group, Inc.	43,161	1,523,152
Comerica, Inc.	12,225	626,409
Fifth Third Bancorp	63,142	2,362,774
Huntington Bancshares, Inc.	134,250	1,868,760
JPMorgan Chase & Co.	267,969	54,298,558
KeyCorp	86,713	1,246,066
M&T Bank Corp.	15,402	2,334,943
Regions Financial Corp.	85,586	1,656,089
The PNC Financial Services Group, Inc.	36,907	5,808,793
Truist Financial Corp.	123,644	4,667,561
U.S. Bancorp	144,284	5,850,716
Wells Fargo & Company	333,569	19,987,454
		138,742,066
Capital markets – 2.7%
Ameriprise Financial, Inc.	9,288	4,055,234
BlackRock, Inc.	12,962	10,007,053
Cboe Global Markets, Inc.	9,791	1,693,745
CME Group, Inc.	33,369	6,773,240
FactSet Research Systems, Inc.	3,528	1,426,229
Franklin Resources, Inc.	27,775	655,490
Intercontinental Exchange, Inc.	53,082	7,107,680
Invesco, Ltd.	41,712	655,296
MarketAxess Holdings, Inc.	3,522	700,631
Moody's Corp.	14,588	5,791,290
Morgan Stanley	116,125	11,361,670
MSCI, Inc.	7,332	3,630,660
Nasdaq, Inc.	35,208	2,078,328
Northern Trust Corp.	18,995	1,600,139
Raymond James Financial, Inc.	17,452	2,142,233
S&P Global, Inc.	29,777	12,729,965
State Street Corp.	27,974	2,114,555
T. Rowe Price Group, Inc.	20,757	2,445,797
The Bank of New York Mellon Corp.	70,352	4,193,683
The Blackstone Group, Inc.	66,669	8,033,615
The Charles Schwab Corp.	137,945	10,108,610
The Goldman Sachs Group, Inc.	30,227	13,799,230
		113,104,373
Consumer finance – 0.5%
American Express Company	53,001	12,720,240
Capital One Financial Corp.	35,268	4,853,935
Discover Financial Services	23,179	2,843,136

61

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Synchrony Financial	37,670	$1,649,946
		22,067,257
Financial services – 4.1%
Berkshire Hathaway, Inc., Class B (A)	168,650	69,888,560
Corpay, Inc. (A)	6,687	1,789,909
Fidelity National Information Services, Inc.	54,903	4,166,040
Fiserv, Inc. (A)	55,644	8,333,245
Global Payments, Inc.	24,143	2,458,965
Jack Henry & Associates, Inc.	6,760	1,113,237
Mastercard, Inc., Class A	76,470	34,187,443
PayPal Holdings, Inc. (A)	99,365	6,259,001
Visa, Inc., Class A	146,603	39,943,453
		168,139,853
Insurance – 2.1%
Aflac, Inc.	48,778	4,383,679
American International Group, Inc. (B)	65,085	5,130,000
Aon PLC, Class A	18,558	5,226,675
Arch Capital Group, Ltd. (A)	34,406	3,531,088
Arthur J. Gallagher & Company	20,094	5,090,413
Assurant, Inc.	4,812	834,738
Brown & Brown, Inc.	21,894	1,959,732
Chubb, Ltd.	37,573	10,175,520
Cincinnati Financial Corp.	14,552	1,711,024
Everest Group, Ltd.	4,026	1,573,884
Globe Life, Inc.	7,946	657,611
Loews Corp.	16,903	1,298,150
Marsh & McLennan Companies, Inc.	45,606	9,466,893
MetLife, Inc.	56,895	4,117,491
Principal Financial Group, Inc.	20,318	1,666,889
Prudential Financial, Inc.	33,469	4,027,994
The Allstate Corp.	24,325	4,074,924
The Hartford Financial Services Group, Inc.	27,673	2,862,772
The Progressive Corp.	54,249	11,456,304
The Travelers Companies, Inc.	21,160	4,564,212
W.R. Berkley Corp.	18,769	1,520,852
Willis Towers Watson PLC	9,504	2,426,276
		87,757,121
		529,810,670
Health care – 10.7%
Biotechnology – 1.7%
AbbVie, Inc.	147,670	23,810,311
Amgen, Inc.	44,748	13,686,176
Biogen, Inc. (A)	12,112	2,724,473
Gilead Sciences, Inc.	104,199	6,696,870
Incyte Corp. (A)	15,566	899,559
Moderna, Inc. (A)	27,744	3,954,907
Regeneron Pharmaceuticals, Inc. (A)	8,837	8,661,674
Vertex Pharmaceuticals, Inc. (A)	21,555	9,814,854
		70,248,824
Health care equipment and supplies – 2.1%
Abbott Laboratories	145,210	14,839,010
ABIOMED, Inc. (A)(C)	6,547	101,609
Align Technology, Inc. (A)	5,956	1,531,943
Baxter International, Inc.	42,507	1,449,064
Becton, Dickinson and Company	24,157	5,603,699
Boston Scientific Corp. (A)	122,542	9,260,499
DexCom, Inc. (A)	32,237	3,828,788
Edwards Lifesciences Corp. (A)	50,715	4,406,626
GE HealthCare Technologies, Inc.	35,438	2,764,164
Hologic, Inc. (A)	19,610	1,446,826
IDEXX Laboratories, Inc. (A)	6,948	3,452,809
Insulet Corp. (A)	5,837	1,034,258
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	29,467	$11,849,270
Medtronic PLC	111,200	9,048,344
ResMed, Inc.	12,299	2,537,653
Solventum Corp. (A)	11,538	684,665
STERIS PLC	8,260	1,840,989
Stryker Corp.	28,283	9,647,048
Teleflex, Inc.	3,922	819,973
The Cooper Companies, Inc.	16,635	1,568,847
Zimmer Biomet Holdings, Inc.	17,493	2,014,319
		89,730,403
Health care providers and services – 2.3%
Cardinal Health, Inc.	20,362	2,021,336
Cencora, Inc.	13,841	3,135,955
Centene Corp. (A)	44,723	3,201,720
CVS Health Corp.	105,267	6,273,913
DaVita, Inc. (A)	4,493	661,010
Elevance Health, Inc.	19,651	10,581,670
HCA Healthcare, Inc.	16,563	5,627,279
Henry Schein, Inc. (A)	10,845	751,992
Humana, Inc.	10,219	3,659,628
Labcorp Holdings, Inc.	7,106	1,385,030
McKesson Corp.	10,990	6,259,794
Molina Healthcare, Inc. (A)	4,849	1,525,398
Quest Diagnostics, Inc.	9,279	1,317,340
The Cigna Group	24,467	8,431,818
UnitedHealth Group, Inc.	77,362	38,322,814
Universal Health Services, Inc., Class B	5,106	969,119
		94,125,816
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	24,507	3,195,958
Bio-Rad Laboratories, Inc., Class A (A)	1,748	501,431
Bio-Techne Corp.	13,157	1,015,589
Charles River Laboratories International, Inc. (A)	4,284	892,957
Danaher Corp.	55,006	14,125,541
Illumina, Inc. (A)	13,294	1,386,298
IQVIA Holdings, Inc. (A)	15,268	3,345,066
Mettler-Toledo International, Inc. (A)	1,796	2,521,746
Revvity, Inc.	10,322	1,127,782
Thermo Fisher Scientific, Inc.	32,317	18,355,410
Waters Corp. (A)	4,947	1,528,128
West Pharmaceutical Services, Inc.	6,185	2,049,771
		50,045,677
Pharmaceuticals – 3.4%
Bristol-Myers Squibb Company	170,188	6,993,025
Catalent, Inc. (A)	15,141	814,434
Eli Lilly & Company	66,698	54,715,037
Johnson & Johnson	201,355	29,532,738
Merck & Company, Inc.	211,950	26,608,203
Pfizer, Inc.	472,271	13,535,287
Viatris, Inc.	100,311	1,063,297
Zoetis, Inc.	38,395	6,510,256
		139,772,277
		443,922,997
Industrials – 8.3%
Aerospace and defense – 1.9%
Axon Enterprise, Inc. (A)	6,451	1,817,053
General Dynamics Corp.	20,791	6,232,518
General Electric Company	99,677	16,460,660
Howmet Aerospace, Inc.	35,821	3,032,248
Huntington Ingalls Industries, Inc.	3,625	917,488
L3Harris Technologies, Inc.	17,359	3,902,824
Lockheed Martin Corp.	19,694	9,262,876

62

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Northrop Grumman Corp.	12,915	$5,821,695
RTX Corp.	121,530	13,102,149
Textron, Inc.	17,963	1,573,738
The Boeing Company (A)	52,517	9,327,544
TransDigm Group, Inc.	5,094	6,842,414
		78,293,207
Air freight and logistics – 0.4%
CH Robinson Worldwide, Inc.	10,662	920,877
Expeditors International of Washington, Inc.	13,303	1,608,333
FedEx Corp.	21,053	5,346,620
United Parcel Service, Inc., Class B	66,242	9,203,001
		17,078,831
Building products – 0.5%
A.O. Smith Corp.	11,232	939,444
Allegion PLC	8,049	980,529
Builders FirstSource, Inc. (A)	11,291	1,815,480
Carrier Global Corp.	76,495	4,833,719
Johnson Controls International PLC	62,411	4,487,975
Masco Corp.	20,134	1,407,769
Trane Technologies PLC	20,836	6,822,957
		21,287,873
Commercial services and supplies – 0.5%
Cintas Corp.	7,893	5,351,217
Copart, Inc. (A)	80,020	4,245,861
Republic Services, Inc.	18,721	3,466,942
Rollins, Inc.	25,676	1,173,136
Veralto Corp.	20,099	1,981,359
Waste Management, Inc.	33,575	7,075,260
		23,293,775
Construction and engineering – 0.1%
Quanta Services, Inc.	13,310	3,672,761
Electrical equipment – 0.7%
AMETEK, Inc.	21,135	3,584,073
Eaton Corp. PLC	36,573	12,173,323
Emerson Electric Company	52,361	5,872,810
GE Vernova, Inc. (A)	24,922	4,383,780
Generac Holdings, Inc. (A)	5,622	827,615
Hubbell, Inc.	4,914	1,911,005
Rockwell Automation, Inc.	10,489	2,701,232
		31,453,838
Ground transportation – 1.0%
CSX Corp.	181,036	6,109,965
JB Hunt Transport Services, Inc.	7,459	1,199,034
Norfolk Southern Corp.	20,685	4,649,988
Old Dominion Freight Line, Inc.	16,392	2,872,698
Uber Technologies, Inc. (A)	188,448	12,166,203
Union Pacific Corp.	55,844	13,001,600
		39,999,488
Industrial conglomerates – 0.4%
3M Company	50,617	5,068,786
Honeywell International, Inc.	60,374	12,207,019
		17,275,805
Machinery – 1.7%
Caterpillar, Inc.	46,627	15,784,172
Cummins, Inc.	12,487	3,517,963
Deere & Company	23,843	8,935,403
Dover Corp.	12,819	2,356,389
Fortive Corp.	32,100	2,389,524
IDEX Corp.	6,934	1,446,710
Illinois Tool Works, Inc.	24,896	6,043,504
Ingersoll Rand, Inc.	37,077	3,450,015
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Nordson Corp.	4,968	$1,166,089
Otis Worldwide Corp.	37,134	3,683,693
PACCAR, Inc.	47,896	5,148,820
Parker-Hannifin Corp.	11,760	6,250,675
Pentair PLC	15,121	1,230,547
Snap-on, Inc.	4,831	1,318,187
Stanley Black & Decker, Inc.	14,061	1,225,697
Wabtec Corp.	16,408	2,776,726
Xylem, Inc.	22,091	3,115,273
		69,839,387
Passenger airlines – 0.2%
American Airlines Group, Inc. (A)(B)	59,989	689,874
Delta Air Lines, Inc.	58,654	2,992,527
Southwest Airlines Company	54,690	1,467,880
United Airlines Holdings, Inc. (A)	30,069	1,593,356
		6,743,637
Professional services – 0.6%
Automatic Data Processing, Inc.	37,622	9,214,380
Broadridge Financial Solutions, Inc.	10,787	2,165,706
Dayforce, Inc. (A)(B)	14,298	707,179
Equifax, Inc.	11,296	2,613,781
Jacobs Solutions, Inc.	11,495	1,601,713
Leidos Holdings, Inc.	12,606	1,853,712
Paychex, Inc.	29,337	3,525,134
Paycom Software, Inc.	4,404	639,989
Robert Half, Inc.	9,531	612,176
Verisk Analytics, Inc.	13,275	3,355,655
		26,289,425
Trading companies and distributors – 0.3%
Fastenal Company	52,398	3,457,220
United Rentals, Inc.	6,154	4,119,549
W.W. Grainger, Inc.	4,044	3,726,384
		11,303,153
		346,531,180
Information technology – 29.4%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	22,819	6,792,075
Cisco Systems, Inc.	367,955	17,109,908
F5, Inc. (A)	5,335	901,455
Juniper Networks, Inc.	29,103	1,038,104
Motorola Solutions, Inc.	15,029	5,484,232
		31,325,774
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	54,311	7,189,147
CDW Corp.	12,124	2,711,169
Corning, Inc.	69,585	2,592,737
Jabil, Inc.	11,556	1,374,008
Keysight Technologies, Inc. (A)	15,807	2,188,953
TE Connectivity, Ltd.	27,953	4,184,564
Teledyne Technologies, Inc. (A)	4,269	1,694,580
Trimble, Inc. (A)	22,531	1,254,526
Zebra Technologies Corp., Class A (A)	4,656	1,454,255
		24,643,939
IT services – 0.9%
Accenture PLC, Class A	56,777	16,027,579
Akamai Technologies, Inc. (A)	13,672	1,261,105
Cognizant Technology Solutions Corp., Class A	45,110	2,984,027
EPAM Systems, Inc. (A)	5,228	930,218
Gartner, Inc. (A)	7,061	2,963,290
IBM Corp.	82,846	13,822,855

63

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
VeriSign, Inc. (A)	7,976	$1,390,376
		39,379,450
Semiconductors and semiconductor equipment – 10.9%
Advanced Micro Devices, Inc. (A)	146,302	24,417,804
Analog Devices, Inc.	44,896	10,527,663
Applied Materials, Inc.	75,340	16,204,127
Broadcom, Inc.	39,845	52,936,075
Enphase Energy, Inc. (A)	12,300	1,573,170
First Solar, Inc. (A)	9,670	2,627,919
Intel Corp.	382,862	11,811,293
KLA Corp.	12,248	9,302,723
Lam Research Corp.	11,871	11,068,995
Microchip Technology, Inc.	48,913	4,755,811
Micron Technology, Inc.	99,957	12,494,625
Monolithic Power Systems, Inc.	4,351	3,200,726
NVIDIA Corp.	223,648	245,192,012
NXP Semiconductors NV	23,345	6,352,175
ON Semiconductor Corp. (A)	38,685	2,825,552
Qorvo, Inc. (A)	8,741	860,027
Qualcomm, Inc.	101,059	20,621,089
Skyworks Solutions, Inc.	14,522	1,345,609
Teradyne, Inc.	13,837	1,950,187
Texas Instruments, Inc.	82,328	16,054,783
		456,122,365
Software – 9.8%
Adobe, Inc. (A)	40,924	18,201,358
ANSYS, Inc. (A)	7,876	2,500,236
Autodesk, Inc. (A)	19,373	3,905,597
Cadence Design Systems, Inc. (A)	24,631	7,052,102
Fair Isaac Corp. (A)	2,251	2,903,632
Fortinet, Inc. (A)	57,727	3,424,366
Gen Digital, Inc.	50,666	1,258,037
Intuit, Inc.	25,348	14,611,601
Microsoft Corp.	672,801	279,299,879
Oracle Corp.	144,379	16,919,775
Palo Alto Networks, Inc. (A)	28,556	8,421,450
PTC, Inc. (A)	10,820	1,906,917
Roper Technologies, Inc.	9,676	5,154,986
Salesforce, Inc.	87,654	20,549,604
ServiceNow, Inc. (A)	18,559	12,191,964
Synopsys, Inc. (A)	13,812	7,745,770
Tyler Technologies, Inc. (A)	3,809	1,829,691
		407,876,965
Technology hardware, storage and peripherals – 6.4%
Apple, Inc.	1,314,310	252,676,092
Hewlett Packard Enterprise Company	117,793	2,079,046
HP, Inc.	78,991	2,883,172
NetApp, Inc.	18,655	2,246,622
Seagate Technology Holdings PLC	17,634	1,644,194
Super Micro Computer, Inc. (A)	4,558	3,575,797
Western Digital Corp. (A)	29,376	2,211,719
		267,316,642
		1,226,665,135
Materials – 2.2%
Chemicals – 1.4%
Air Products & Chemicals, Inc.	19,796	5,279,593
Albemarle Corp. (B)	10,445	1,280,453
Celanese Corp.	8,912	1,354,980
CF Industries Holdings, Inc.	17,001	1,355,490
Corteva, Inc.	62,496	3,496,026
Dow, Inc.	62,522	3,603,143
DuPont de Nemours, Inc.	38,322	3,148,536
Eastman Chemical Company	10,458	1,059,709
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	22,598	$5,247,256
FMC Corp.	11,115	677,459
International Flavors & Fragrances, Inc.	22,739	2,187,037
Linde PLC	43,174	18,803,140
LyondellBasell Industries NV, Class A	22,806	2,267,373
PPG Industries, Inc.	20,992	2,758,559
The Mosaic Company	29,087	899,661
The Sherwin-Williams Company	20,975	6,372,205
		59,790,620
Construction materials – 0.2%
Martin Marietta Materials, Inc.	5,503	3,148,156
Vulcan Materials Company	11,834	3,026,782
		6,174,938
Containers and packaging – 0.2%
Amcor PLC	128,715	1,309,032
Avery Dennison Corp.	7,177	1,633,413
Ball Corp.	28,078	1,949,456
International Paper Company	30,801	1,388,817
Packaging Corp. of America	7,920	1,453,241
Westrock Company	22,890	1,227,820
		8,961,779
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	127,675	6,732,303
Newmont Corp.	102,658	4,305,477
Nucor Corp.	21,888	3,695,789
Steel Dynamics, Inc.	13,536	1,812,064
		16,545,633
		91,472,970
Real estate – 1.4%
Health care REITs – 0.1%
Healthpeak Properties, Inc.	42,005	835,900
Ventas, Inc.	23,954	1,203,928
Welltower, Inc.	32,919	3,412,713
		5,452,541
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	41,860	750,968
Industrial REITs – 0.2%
Prologis, Inc.	54,929	6,069,105
Office REITs – 0.0%
Alexandria Real Estate Equities, Inc.	9,366	1,114,554
Boston Properties, Inc.	8,571	520,003
		1,634,557
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	17,687	1,557,694
CoStar Group, Inc. (A)	24,292	1,898,906
		3,456,600
Residential REITs – 0.2%
AvalonBay Communities, Inc.	8,437	1,625,641
Camden Property Trust	6,340	650,801
Equity Residential	20,519	1,334,351
Essex Property Trust, Inc.	3,818	991,878
Invitation Homes, Inc.	34,210	1,190,166
Mid-America Apartment Communities, Inc.	6,952	929,552
UDR, Inc.	18,047	696,975
		7,419,364
Retail REITs – 0.2%
Federal Realty Investment Trust	4,364	440,546
Kimco Realty Corp.	39,561	765,901
Realty Income Corp.	49,471	2,624,931
Regency Centers Corp.	9,749	598,589

64

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Simon Property Group, Inc.	19,391	$2,934,052
		7,364,019
Specialized REITs – 0.6%
American Tower Corp.	27,721	5,426,109
Crown Castle, Inc.	25,792	2,643,680
Digital Realty Trust, Inc.	18,020	2,619,027
Equinix, Inc.	5,581	4,258,191
Extra Space Storage, Inc.	12,555	1,817,587
Iron Mountain, Inc.	17,345	1,399,568
Public Storage	9,404	2,575,097
SBA Communications Corp.	6,414	1,261,506
VICI Properties, Inc.	61,461	1,764,545
Weyerhaeuser Company	43,359	1,302,071
		25,067,381
		57,214,535
Utilities – 2.3%
Electric utilities – 1.6%
Alliant Energy Corp.	23,180	1,193,538
American Electric Power Company, Inc.	47,785	4,312,596
Constellation Energy Corp.	29,034	6,307,637
Duke Energy Corp.	70,059	7,256,011
Edison International	34,871	2,679,836
Entergy Corp.	19,225	2,162,620
Evergy, Inc.	20,871	1,140,809
Eversource Energy	31,746	1,880,316
Exelon Corp.	90,445	3,396,210
FirstEnergy Corp.	46,916	1,888,838
NextEra Energy, Inc.	186,455	14,920,129
NRG Energy, Inc.	20,513	1,661,553
PG&E Corp.	193,884	3,594,609
Pinnacle West Capital Corp.	10,312	813,204
PPL Corp.	67,060	1,966,870
The Southern Company	99,134	7,944,599
Xcel Energy, Inc.	50,189	2,782,980
		65,902,355
Gas utilities – 0.0%
Atmos Energy Corp.	13,726	1,591,118
Independent power and renewable electricity producers – 0.0%
The AES Corp.	60,855	1,313,859
Multi-utilities – 0.6%
Ameren Corp.	23,923	1,755,231
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc.	57,352	$1,749,810
CMS Energy Corp.	26,782	1,685,391
Consolidated Edison, Inc.	31,369	2,965,939
Dominion Energy, Inc.	76,059	4,101,101
DTE Energy Company	18,779	2,188,317
NiSource, Inc.	37,511	1,090,070
Public Service Enterprise Group, Inc.	45,310	3,432,686
Sempra	57,221	4,407,734
WEC Energy Group, Inc.	28,666	2,322,806
		25,699,085
Water utilities – 0.1%
American Water Works Company, Inc.	17,696	2,314,106
		96,820,523
TOTAL COMMON STOCKS (Cost $3,111,188,272)		$3,922,436,489
SHORT-TERM INVESTMENTS – 5.9%
Short-term funds – 5.9%
John Hancock Collateral Trust, 5.2280% (D)(E)	24,606,806	245,986,859
TOTAL SHORT-TERM INVESTMENTS (Cost $245,999,604)		$245,986,859
Total Investments (U.S. Sector Rotation Fund) (Cost $3,357,187,876) – 100.0%		$4,168,423,348
Other assets and liabilities, net – (0.0%)		(1,808,300)
TOTAL NET ASSETS – 100.0%		$4,166,615,048
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $19,881,750.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 5-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $20,297,040.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	924	Long	Jun 2024	$239,555,975	$244,652,100	$5,096,125
						$5,096,125

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
65

John Hancock Funds II
Portfolio of Investments — May 31, 2024 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 5-31-24:
Health Sciences Fund
United States	88.8%
United Kingdom	3.3%
Netherlands	2.4%
Denmark	2.3%
Ireland	1.0%
Other countries	2.2%
TOTAL	100.0%
High Yield Fund
United States	74.2%
Cayman Islands	7.7%
Canada	5.9%
France	2.0%
United Kingdom	1.6%
Luxembourg	1.2%
Bermuda	1.1%
Netherlands	1.0%
Other countries	5.3%
TOTAL	100.0%
The following funds had the following sector composition as a percentage of net assets on 5-31-24:
International Strategic Equity Allocation Fund
Financials	20.8%
Industrials	13.6%
Information technology	12.6%
Consumer discretionary	11.2%
Health care	9.2%
Materials	7.1%
Consumer staples	7.0%
Energy	5.4%
Communication services	5.0%
Utilities	3.1%
Real estate	1.8%
Short-term investments and other	3.2%
TOTAL	100.0%
66

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$242,848,425	$242,848,425	—	—
Consumer discretionary	310,444,703	295,173,607	$15,271,096	—
Consumer staples	48,638,775	33,431,449	15,207,326	—
Financials	139,658,746	139,658,746	—	—
Health care	180,094,091	180,094,091	—	—
Industrials	58,166,191	58,166,191	—	—
Information technology	703,845,729	703,845,729	—	—
Short-term investments	11,302,586	11,302,586	—	—
Total investments in securities	$1,694,999,246	$1,664,520,824	$30,478,422	—

	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$753,323,712	$753,323,712	—	—
Preferred securities	2,312,609	2,312,609	—	—
U.S. Government and Agency obligations	130,845,061	—	$130,845,061	—
Corporate bonds	128,862,832	—	128,862,832	—
Term loans	127,850,288	—	127,850,288	—
Short-term investments	65,022,132	65,022,132	—	—
Total investments in securities	$1,208,216,634	$820,658,453	$387,558,181	—
Derivatives:
Liabilities
Written options	$(2,848,424)	—	$(2,848,424)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$921,439,722	—	$921,439,722	—
Foreign government obligations	14,310,512	—	14,310,512	—
Corporate bonds	463,839,006	—	463,839,006	—
Municipal bonds	3,543,546	—	3,543,546	—
Collateralized mortgage obligations	309,283,623	—	309,283,623	—
Asset backed securities	133,526,327	—	133,526,327	—
Short-term investments	44,928,487	$44,928,487	—	—
Total investments in securities	$1,890,871,223	$44,928,487	$1,845,942,736	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Financials	$1,136,760	$1,136,760	—	—
Health care	264,132,505	261,793,968	$2,338,537	—
Materials	48,147	48,147	—	—
Preferred securities	569,100	—	569,100	—
Convertible bonds	251,035	—	251,035	—
Warrants	1,541	1,248	293	—
Short-term investments	1,488,400	1,488,400	—	—
Total investments in securities	$267,627,488	$264,468,523	$3,158,965	—

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$655,110	—	$655,110	—
Corporate bonds	162,621,655	—	162,621,655	—
Convertible bonds	1,248,580	—	1,248,580	—
Term loans	11,689,893	—	11,225,282	$464,611
Asset backed securities	14,073,111	—	14,073,111	—
Common stocks	732,622	$593,127	110,440	29,055
Preferred securities	703,352	—	703,352	—
Escrow shares	56,298	—	—	56,298
Escrow certificates	25,256	—	—	25,256
Short-term investments	1,052,688	1,052,688	—	—
Total investments in securities	$192,858,565	$1,645,815	$190,637,530	$575,220

	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Fund (continued)
Derivatives:
Assets
Forward foreign currency contracts	$11,927	—	$11,927	—
Swap contracts	740,466	—	740,466	—
Liabilities
Futures	(26,679)	$(26,679)	—	—
Forward foreign currency contracts	(7,728)	—	(7,728)	—
Swap contracts	(194,018)	—	(194,018)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$160,885,452	—	$160,885,452	—
Austria	4,857,278	—	4,857,278	—
Belgium	19,566,415	—	19,566,415	—
Brazil	20,771,936	$20,771,936	—	—
Canada	267,242,388	267,242,388	—	—
Chile	5,050,096	3,598,177	1,451,919	—
China	239,372,000	11,088,872	228,283,128	—
Colombia	650,903	650,903	—	—
Czech Republic	1,421,476	—	1,421,476	—
Denmark	102,698,092	—	102,698,092	—
Finland	23,474,018	—	23,474,018	—
France	266,307,977	—	266,307,977	—
Germany	190,234,484	—	190,234,484	—
Hong Kong	59,288,388	571,740	58,614,130	$102,518
Hungary	2,311,639	—	2,311,639	—
India	181,845,789	—	181,845,789	—
Ireland	35,671,160	14,433,942	21,237,218	—
Israel	15,738,720	8,004,167	7,734,553	—
Italy	73,296,679	—	73,296,679	—
Japan	530,062,998	—	530,062,998	—
Jordan	531,405	—	531,405	—
Luxembourg	4,778,953	—	4,778,953	—
Macau	789,171	—	789,171	—
Malaysia	13,490,098	—	13,490,098	—
Mexico	23,799,811	23,799,811	—	—
Netherlands	127,016,157	—	127,016,157	—
New Zealand	4,603,922	—	4,603,922	—
Norway	14,878,518	—	14,878,518	—
Peru	2,111,077	2,111,077	—	—
Philippines	5,612,405	—	5,612,405	—
Poland	9,514,239	—	9,514,239	—
Portugal	3,608,571	—	3,608,571	—
Qatar	7,184,064	—	7,184,064	—
Saudi Arabia	39,124,527	—	39,124,527	—
Singapore	31,947,058	4,297,726	27,649,332	—
South Africa	23,885,820	—	23,885,820	—
South Korea	102,518,306	—	102,518,306	—
Spain	78,170,112	—	78,170,112	—
Sweden	73,972,326	—	73,972,326	—
Switzerland	222,971,961	—	222,971,961	—
Taiwan	182,822,593	—	182,822,593	—
Thailand	10,010,198	—	10,010,198	—

	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Turkey	$7,592,974	—	$7,592,974	—
United Arab Emirates	10,571,740	—	10,571,740	—
United Kingdom	307,170,172	$2,025,919	305,144,253	—
United States	12,692,230	4,269,089	8,423,141	—
Preferred securities
Brazil	8,748,476	8,748,476	—	—
Chile	851,224	851,224	—	—
Colombia	573,843	573,843	—	—
Germany	9,920,552	—	9,920,552	—
South Korea	5,684,370	—	5,684,370	—
Rights	596,675	392,762	203,913	—
Warrants	251	251	—	—
Short-term investments	116,703,264	21,799,746	94,903,518	—
Total investments in securities	$3,665,194,951	$395,232,049	$3,269,860,384	$102,518
Derivatives:
Assets
Futures	$639,447	$639,447	—	—
Liabilities
Futures	(2,320,261)	(2,320,261)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$29,036,206	$29,036,206	—	—
Consumer discretionary	143,037,411	121,760,739	$21,276,672	—
Consumer staples	72,581,981	72,581,981	—	—
Energy	101,903,096	101,903,096	—	—
Financials	225,471,842	225,471,842	—	—
Health care	127,055,583	127,055,583	—	—
Industrials	257,724,351	240,460,280	17,264,071	—
Information technology	193,451,773	193,451,773	—	—
Materials	85,562,328	82,583,122	2,979,206	—
Real estate	83,474,880	83,474,880	—	—
Utilities	86,544,766	86,544,766	—	—
Convertible bonds	5,867,848	—	5,867,848	—
Short-term investments	81,003,014	81,003,014	—	—
Total investments in securities	$1,492,715,079	$1,445,327,282	$47,387,797	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$32,860,313	$32,535,558	$324,755	—
Consumer discretionary	2,876,647	2,876,647	—	—
Health care	729,319	729,319	—	—
Industrials	1,528,539	1,528,539	—	—
Information technology	134,568,051	132,637,840	1,930,211	—
Short-term investments	1,021,355	1,021,355	—	—
Total investments in securities	$173,584,224	$171,329,258	$2,254,966	—

	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$383,793,715	$383,793,715	—	—
Consumer discretionary	367,243,066	367,237,436	$5,630	—
Consumer staples	221,753,248	221,753,248	—	—
Energy	157,208,450	157,208,450	—	—
Financials	529,810,670	529,810,670	—	—
Health care	443,922,997	443,821,388	—	$101,609
Industrials	346,531,180	346,531,180	—	—
Information technology	1,226,665,135	1,226,665,135	—	—
Materials	91,472,970	91,472,970	—	—
Real estate	57,214,535	57,214,535	—	—
Utilities	96,820,523	96,820,523	—	—
Short-term investments	245,986,859	245,986,859	—	—
Total investments in securities	$4,168,423,348	$4,168,316,109	$5,630	$101,609
Derivatives:
Assets
Futures	$5,096,125	$5,096,125	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust	—	—	$88,069,942	$(88,074,424)	$4,482	—	$38,276	—	—
Capital Appreciation Value Fund
John Hancock Collateral Trust	1,290,593	$2,018,771	$75,657,882	$(64,776,846)	$2,731	$(869)	$11,311	—	$12,901,669
Core Bond Fund
John Hancock Collateral Trust	33,893	—	$3,575,715	$(3,236,643)	$(252)	$2	$1,706	—	$338,822
High Yield Fund
John Hancock Collateral Trust	85,755	—	$12,174,187	$(11,316,700)	$(161)	$(57)	$8,624	—	$857,269
International Strategic Equity Allocation Fund
John Hancock Collateral Trust	2,180,694	$25,218,768	$436,224,577	$(439,646,912)	$8,805	$(5,492)	$526,439	—	$21,799,746
Mid Value Fund
John Hancock Collateral Trust	2,144,469	$19,945,112	$236,152,616	$(234,661,319)	$6,297	$(5,096)	$237,889	—	$21,437,610
Science & Technology Fund
John Hancock Collateral Trust	39,007	—	$19,686,767	$(19,296,999)	$151	$26	$22,435	—	$389,945
U.S. Sector Rotation Fund
John Hancock Collateral Trust	24,606,806	$65,678,983	$811,816,412	$(631,520,767)	$36,967	$(24,736)	$5,977,629	—	$245,986,859
Restricted securities. The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at May 31, 2024:

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	$752
MWO Holdings LLC	8-30-16	1,009,396	1,134	—	—	1,134	0.0%[1]	7,053
New Cotai, Inc., Class B	4-12-13	0	11	—	—	11	0.0%	0
								$7,805
[1]	Less than 0.05%.
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.